As filed on March 1, 1999                       File No. 002-85905

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   X
                                                                          --
     Pre-Effective Amendment No.
                                     -----
     Post-Effective Amendment No.  24                                     X
                                  -----                                   --

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X
                                                                          --

     Amendment No.    24                                                  X
                   -------                                                --

                           INVESCO SECTOR FUNDS, INC.
                 (Formerly, INVESCO Strategic Portfolios, Inc.)
               (Exact Name of Registrant as Specified in Charter)
                 7800 E. Union Avenue, Denver, Colorado  80237
                    (Address of Principal Executive Offices)
                 P.O. Box 173706, Denver, Colorado  80217-3706
                                (Mailing Address)
      Registrant's Telephone Number, including Area Code:  (303)  930-6300
                              Glen A. Payne, Esq.
                              7800 E. Union Avenue
                             Denver, Colorado 80237
                     (Name and Address of Agent for Service)
                                  ------------
                                   Copies to:
                             Ronald M. Feiman, Esq.
                             Gordon Altman Butowsky
                              Weitzen Shalov & Wein
                                 114 W. 47th St.
                            New York, New York 10036
                                  ------------
Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box)
 X    immediately upon filing pursuant to paragraph (b)
---
      on _________________, pursuant to paragraph (b)
---
      60 days after filing pursuant to paragraph (a)(1)
---
      on _________________, pursuant to paragraph (a)(1)
---
      75 days after filing pursuant to paragraph (a)(2)
---
      on _________, pursuant to paragraph (a)(2) of rule 485
---

If appropriate, check the following box:
      this post-effective amendment designates a new effective date for a
---
previously filed post-effective amendment.
                                Page 1 of 130
                      Exhibit index is located at page 146

                           INVESCO SECTOR FUNDS, INC.
                       ----------------------------------

                              CROSS-REFERENCE SHEET

Form N-1A
Item                   Caption
--------               -------

Part A                 Prospectus

1. . . . . . . . . .   Cover Page; Back Cover Page
2. . . . . . . . . .   Investment Goals and Strategies; Fund Performance
3. . . . . . . . . .   Fees and Expenses; Investment Risks
4. . . . . . . . . .   Investment Goals and Strategies; Investment Risks
5. . . . . . . . . .   Not Applicable
6  . . . . . . . . .   Fund Management
7. . . . . . . . . .   Share Price; How To Buy Shares; Your Account Services
 . . . . . . . . . . .  How To Sell Shares; Taxes
8. . . . . . . . . .   Distribution Expenses
9. . . . . . . . . .   Financial Highlights

Part B                 Statement of Additional Information
10. . . . . . . . . .  Cover Page; Table of Contents
11. . . . . . . . . .  The Company
12. . . . . . . . . .  Investment Policies and Risks;
                       Investment Restrictions and Strategies
13. . . . . . . . . .  Management of the Funds
14. . . . . . . . . .  Control Persons and Principal Shareholders
15. . . . . . . . . .  Management of the Funds
16. . . . . . . . . .  Brokerage Allocation and Other Practices
17. . . . . . . . . .  Capital Stock
18. . . . . . . . . .  Contained in Prospectuses
19. . . . . . . . . .  Tax Consequences of Owning Shares of the Funds
20. . . . . . . . . .  Not Applicable
21. . . . . . . . . .  Performance
22. . . . . . . . . .  Financial Statements

Part C                 Other Information

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS | March 1, 1999
--------------------------------------------------------------------------------
YOU  SHOULD  KNOW  WHAT  INVESCO  KNOWS(TM)
--------------------------------------------------------------------------------
SECTOR FUNDS

ENERGY FUND
ENVIRONMENTAL SERVICES FUND
FINANCIAL SERVICES FUND
GOLD FUND
HEALTH SCIENCES FUND
LEISURE FUND
TECHNOLOGY FUND - CLASS II
UTILITIES FUND

No-load  mutual  funds  designed  for  investors  seeking  targeted   investment
opportunities.



TABLE OF CONTENTS



Investment Goals And Strategies.........................................4
Fund Performance........................................................8
Fees And Expenses.......................................................10
Investment Risks........................................................12
Risks Associated With Particular Investments............................13
Temporary Defensive Positions...........................................16
Portfolio Turnover......................................................17
Fund Management.........................................................17
Portfolio Managers......................................................18
Potential Rewards.......................................................19
Share Price.............................................................20
How To Buy Shares.......................................................20
Your Account Services...................................................23
How To Sell Shares......................................................24
Taxes...................................................................25
Dividends And Capital Gain Distributions................................26
Financial Highlights....................................................27


                                    INVESCO

The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, it has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.
[/R]

This Prospectus will tell you more about:

[KEY ICON]        INVESTMENT OBJECTIVES & STRATEGIES

[ARROW ICON]      POTENTIAL INVESTMENT RISKS

[GRAPH ICON]      PAST PERFORMANCE & POTENTIAL ADVANTAGES

INVESCO ICON]     WORKING WITH INVESCO
================================================================================

[KEY ICON]  INVESTMENT GOALS AND STRATEGIES


FACTORS COMMON TO ALL THE FUNDS


INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Funds. Together with our affiliated companies, we at INVESCO control all aspects of the management and sale of the Funds.

FOR MORE DETAILS ABOUT EACH FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANUAL OR SEMIANNUAL REPORT.


All of the Funds attempt to make your investment grow; Utilities Fund also attempts to earn income for you. The Funds are aggressively managed. Although the Funds can invest in debt securities, they primarily invest in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose value is based upon the values of equity securities.


Each Fund normally invests at least 80% of its assets in companies doing business in the economic sector described by its name. The remainder of each Fund's assets are not required to be invested in the sector. To determine whether a potential investment is truly doing business in a particular sector, a company must meet at least one of the following tests:

o At least 50% of its gross income or its net sales must come from activities in the sector;
o At least 50% of its assets must be devoted to producing revenues from the sector; or
o Based on other available information, we determine that its primary business is within the sector.

INVESCO uses a bottom-up investment approach to create each Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Funds emphasize strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. We prefer markets and industries where leadership is in a few hands, and we tend to avoid slower-growing markets or industries.

Each Fund's investments are diversified across the sector on which it focuses. However, because those investments are limited to a comparatively narrow segment of the economy, a Fund's investments are not as diversified as most mutual funds, and far less diversified than the broad securities markets. This means that the Funds tend to be more volatile than other mutual funds, and the values of their portfolio investments tend to go up and down more rapidly. As a result, the value of your investment in a Fund may rise or fall rapidly.

     The Funds are concentrated in these sectors:

[KEY ICON]  ENERGY FUND


The Fund invests primarily in the equity securities of companies within the energy sector. These industries include oil companies, oil and gas exploration companies, pipeline companies, refinery companies, energy conservation companies, coal and uranium companies, alternative energy companies and pollution control technology companies. These businesses may be adversely affected by foreign government, federal or state regulations on energy production, distribution and sale.


Generally, we prefer to keep the Fund's investments divided among the three main energy subsectors: major oil companies, energy services, and oil and gas exploration/production companies. We adjust portfolio weightings depending on current economic conditions. Although individual security selection drives the performance of the Fund, short-term fluctuations in commodity prices may influence Fund returns and increase price fluctuations in the Fund's shares.

[KEY ICON] ENVIRONMENTAL SERVICES FUND


The Fund invests primarily in the equity securities of companies that participate in the environmental services industries in the U. S. and foreign countries. These industries include, but are not limited to, treatment, reduction, and/or disposal of waste; decontamination, monitoring, or transportation of waste; remedial services; landfills, recycling, incineration, pollution reduction projects and systems; environmental insurance and surety bonding; safety and protection equipment for environmental workers; specialty environmental services; and companies that have produced or developed environmentally safe products and technologies related to pollution controls.


The core portion of the Fund's portfolio focuses on environmental services companies with market-leading positions, which we believe will maintain or improve their market share regardless of overall economic conditions. The remainder of the portfolio consists of securities issued by faster-growing companies. The market prices of these stocks tend to rise and fall more rapidly than those of larger, more established companies.

In general, government regulation has caused this sector to expand. However, regulations can always change, which could lower the value of companies in this sector. Also, since the materials handled and processes involved include hazardous components, there is significant liability risk. In addition, there are also risks of intense competition within this sector.

[KEY ICON] FINANCIAL SERVICES FUND

The Fund invests primarily in the equity securities of companies involved in the financial services sector. These industries include, among others, banks (regional and money-centers), insurance companies (life, property and casualty, and multiline), and investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies).

Because of accounting differences in this sector, we place a greater emphasis on companies that are increasing their revenue streams along with their earnings. We seek companies that we believe can grow their revenues and earnings regardless of the interest rate environment -- although securities prices of financial services companies generally are interest rate-sensitive. We prefer companies that have both marketing expertise and superior technology, because INVESCO believes these companies are more likely to deliver products that match their customers' needs. We attempt to keep the portfolio holdings well-diversified across the entire financial services sector. We adjust portfolio weightings depending on current economic conditions and relative valuations of securities.

This sector generally is subject to extensive governmental regulation, which may change frequently. In addition, the profitability of businesses in these industries depends heavily upon the availability and cost of money, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of these industries, and the insurance industry in particular.

[KEY ICON] GOLD FUND

The Fund invests primarily in the equity securities of companies involved in the exploring, mining, processing, or dealing and investing in gold. The securities of these companies are highly dependent on the price of gold at any given time.


Fluctuations in the price of gold directly - and often dramatically - affect the profitability and market value of companies in this sector. Changes in political or economic climate for the two largest gold producers - South Africa and the former Soviet Union - may have a direct impact on the price of gold worldwide. Up to 10% of the Fund's assets may be invested in gold bullion. Gold Fund's investments in gold bullion will earn no income return; appreciation in the market price of gold is the sole manner in which the Fund can realize gains on bullion investments. The Fund may have higher storage and custody costs in connection with its ownership of bullion than those associated with the purchase, holding and sale of more traditional types of investments.


Because of the Fund's narrow focus, investors should expect extreme swings in the price of the Fund. INVESCO employs a "growth gold" philosophy which focuses the core portion of the portfolio on mid- to small-sized exploration companies that have the potential to make major gold discoveries around the world. The market prices of the stocks of these companies tend to rise and fall more rapidly than those of larger, more established companies. The remainder of the Fund's portfolio focuses on major gold stocks which are leaders in their fields. Up to 100% of the Fund's assets may be invested in foreign companies.

[KEY ICON] HEALTH SCIENCES FUND

The Fund invests primarily in the equity securities of companies that develop, produce or distribute products or services related to health care. These industries include, but are not limited to, medical equipment or supplies, pharmaceuticals, health care facilities, and applied research and development of new products or services.

We target strongly managed, innovative companies with new products. INVESCO attempts to blend well-established health care firms with faster-growing, more dynamic entities. Well-established health care companies typically provide liquidity and earnings visibility for the portfolio and represent core holdings in the Fund. The remainder of the portfolio consists of faster-growing, more dynamic health care companies, which have new products or are increasing their market share of existing products. Many faster-growing health care companies have limited operating histories and their potential profitability may be dependent on regulatory approval of their products, which increases the volatility of these companies' security prices.

Many  of  these   activities  are  funded  or  subsidized  by  governments;
withdrawal or curtailment of this support could lower the profitability and market prices of such companies. Changes in government regulation could also have an adverse impact. Continuing technological advances may mean rapid obsolescence of products and services.

[KEY ICON] LEISURE FUND

The Fund invests primarily in the equity securities of companies engaged in the design, production and distribution of products related to the leisure activities of individuals. These industries include, but are not limited to, advertising, communications/cable TV, cruise lines, entertainment, recreational equipment, lodging, publishers, restaurants and selected retailers. This sector depends on consumer discretionary spending, which generally falls during economic downturns. Securities of gambling casinos often are subject to high price volatility and are considered speculative. Video and electronic games are subject to risks of rapid obsolescence.

We seek firms that can grow their businesses regardless of the economic environment. INVESCO attempts to keep the portfolio well-diversified across the entire leisure sector, adjusting portfolio weightings depending on prevailing economic conditions and relative valuations of securities.

[KEY ICON] TECHNOLOGY FUND -- CLASS II


The Fund invests primarily in the equity securities of companies engaged in technology-related industries. These include, but are not limited to, applied technology, biotechnology, communications, computers, video, electronics, oceanography, office and factory automation, and robotics. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector.


A core portion of the Fund's portfolio is invested in market-leading technology companies that we believe will maintain or improve their market share regardless of overall economic conditions. These companies are usually large, established firms which are leaders in their field and have a strategic advantage over many of their competitors. The remainder of the Fund's portfolio consists of faster-growing, more volatile technology companies that INVESCO believes to be emerging leaders in their fields. The market prices of these companies tend to rise and fall more rapidly than those of larger, more established companies.

[KEY ICON] UTILITIES FUND

The Fund invests primarily in the equity securities of companies that produce, generate, transmit or distribute natural gas or electricity, as well as in companies that provide telecommunications services, including local, long distance and wireless, and excluding broadcasting.

Governmental regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for electric generation, availability of natural gas and risks associated with nuclear power facilities may adversely affect the market value of the Fund's holdings.

INVESCO seeks to keep the portfolio divided among the electric utilities, natural gas and telecommunications industries. Weightings within the various industry segments are continually monitored to prevent extreme tilts in the Fund's portfolio, and INVESCO adjusts the portfolio weightings depending on the prevailing economic conditions.

[GRAPH ICON] FUND PERFORMANCE


The bar charts below show each Fund's actual yearly performance ended December 31 (commonly known as its "total return") over the past decade. The table below shows average annual returns for various periods ended December 31, 1998 for each Fund compared to the S&P 500 Index. The information in these charts and the table illustrates the variability of each Fund's returns and how its performance compared to a broad measure of market performance. The bar charts provide some indication of the risks of investing in the Funds by showing changes in the year to year performance of each Fund. Remember, past performance does not indicate how a Fund will perform in the future.(1)

ACTUAL ANNUAL TOTAL RETURN(2)                  ACTUAL ANNUAL TOTAL RETURN(2)

The bar chart shows the Energy Fund's      The bar chart shows the Environmental
actual yearly performance ended            Services Fund's actual yearly
December 31.                               performance ended December 31.

Worst calendar qtr.   9/98   -18.34%       Worst calendar qtr.   9/98   -16.38%
Best calendar qtr.    9/97    28.24%       Best calendar qtr.    9/97    18.89%

ACTUAL ANNUAL TOTAL RETURN(2)                  ACTUAL ANNUAL TOTAL RETURN(2)

The bar chart shows the Financial          The bar chart shows the Gold Fund's
Services Fund's actual yearly              actual yearly performance ended
performance ended December 31.             December 31.

Worst calendar qtr.   9/90   -20.54%       Worst calendar qtr.   12/97  -37.51%
Best calendar qtr.    3/91    27.65%       Best calendar qtr.    3/96    46.17%

ACTUAL ANNUAL TOTAL RETURN(2)                  ACTUAL ANNUAL TOTAL RETURN(2)

The bar chart shows the Health             The bar chart shows the Leisure
Sciences Fund's actual yearly              Fund's actual yearly performance
performance December 31.                   ended December 31.

Worst calendar qtr.   3/93   -21.96%       Worst calendar qtr.   9/90   -25.01%
Best calendar qtr.    3/91    32.90%       Best calendar qtr.    12/98   24.82%

ACTUAL ANNUAL TOTAL RETURN(2)                  ACTUAL ANNUAL TOTAL RETURN(2)

The bar chart shows the Technology         The bar chart shows the Utilities
Fund's actual yearly performance           Fund's actual yearly performance
ended December 31.                         ended December 31.

Worst calendar qtr.   9/90   -28.54%       Worst calendar qtr.   9/90   -10.07%
Best calendar qtr.    3/91    34.81%       Best calendar qtr.    12/98   16.33%

================================================================================
                                                  AVERAGE ANNUAL RETURN(2)
                                                     AS OF 12/31/98
--------------------------------------------------------------------------------
                                            1 YEAR    5 YEARS    10 YEARS
Energy Fund                                 (27.83%)    5.80%        4.50%
Environmental Services Fund(3)              (10.13%)    9.24%        4.38%
Financial Services Fund                      13.45%    23.01%       25.06%
Gold Fund                                   (22.54%)  (16.98%)      (5.95%)
Health Sciences Fund                         43.40%    24.87%       24.88%
Leisure Fund                                 29.78%    14.52%       20.02%
Technology Fund - Class II                   30.12%    21.49%       23.77%
Utilities Fund                               24.30%    14.48%       14.86%
S&P 500 Index(1)                             28.58%    24.03%       19.17%
================================================================================
(1)The S&P 500 is an unmanaged index that shows the performance of large capitalization common stocks. Please keep in mind that the S&P 500 does not pay brokerage, management, administrative or distribution expenses, all of which are paid by the Funds and are reflected in their annual returns.
(2)Total  return  figures  include  reinvested   dividends  and  capital  gain
   distributions, and include the effect of each Fund's expenses.
(3)Environmental Services Fund did not commence investment operations until January 2, 1991.


FEES AND EXPENSES

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

You pay no fees to purchase Fund shares, to exchange to another INVESCO fund, or to sell your shares. Accordingly, no fees are paid directly from your shareholder account. The only Fund costs you pay are annual Fund operating expenses that are deducted from Fund assets.

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS


    INVESCO ENERGY FUND
    Management Fees                                         0.75%
    Distribution and Service (12b-1) Fees(1)                0.25%
    Other Expenses(2)                                       0.61%
    Total Annual Fund Operating Expenses(2)                 1.61%

    INVESCO ENVIRONMENTAL SERVICES FUND
    Management Fees                                         0.75%
    Distribution and Service (12b-1) Fees (1)               0.25%
    Other Expenses(2)(3)                                    1.27%
    Total Annual Fund Operating Expenses(2)(3)              2.27%

    INVESCO FINANCIAL SERVICES FUND
    Management Fees                                         0.62%
    Distribution  and Service  (12b-1) Fees(1)              0.25%
    Other  Expenses(2)                                      0.26%
    Total Annual Fund Operating Expenses(2)                 1.13%

    INVESCO GOLD FUND
    Management Fees                                         0.75%
    Distribution and Service (12b-1) Fees(1)                0.25%
    Other Expenses(2)                                       0.92%
    Total Annual Fund Operating Expenses(2)                 1.92%

    INVESCO HEALTH SCIENCES FUND
    Management Fees                                         0.64%
    Distribution and Service (12b-1) Fees(1)                0.25%
    Other Expenses(2)                                       0.33%
    Total Annual Fund Operating Expenses(2)                 1.22%

    INVESCO LEISURE FUND
    Management Fees                                         0.75%
    Distribution and Service (12b-1) Fees(1)                0.25%
    Other Expenses(2)                                       0.52%
    Total Annual Fund Operating Expenses(2)                 1.52%

    INVESCO TECHNOLOGY FUND - CLASS II
    Management Fees                                         0.65%
    Distribution and Service (12b-1) Fees(1)                0.25%
    Other Expenses(2)                                       0.34%
    Total Annual Fund Operating Expenses(2)                 1.24%

    INVESCO UTILITIES FUND
    Management Fees                                         0.75%
    Distribution and Service (12b-1) Fees(1)                0.25%
    Other Expenses(2)(3)                                    0.38%
    Total Annual Fund Operating Expenses(2)(3)              1.38%

(1) Because the Funds pay a 12b-1 distribution fee which is based upon each Fund's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(2) Each Fund's actual Total Annual Fund Operating Expenses were lower than the figures shown, because their transfer agent fees and/or custodian fees
    were  reduced  under  expense  offset   arrangements.   Because  of  an  SEC
    requirement, the figures shown do not reflect these reductions.

(3) Certain expenses of the INVESCO Environmental Services Fund and INVESCO Utilities Fund are being absorbed voluntarily by INVESCO pursuant to a commitment to those Funds. After absorption, the INVESCO Environmental Services Fund "Other Expenses" and "Total Annual Fund Operating Expenses" were 0.92% and 1.92%, respectively, and the INVESCO Utilities Fund "Other Expenses" and "Total Annual Fund Operating Expenses" were 0.29% and 1.29%, respectively. This commitment may be changed at any time following consultation with the Board of Directors.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in a Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The Example also assumes that your investment had a hypothetical 5% return each year, and assumes that a Fund's expenses remained the same. Although a Fund's actual costs and performance may be higher or lower, based on these assumptions your costs would have been:


The following reflects the costs without the absorption of expenses:(1)

                                     1 year    3 years   5 years  10 years
                                     ------    -------   -------  --------
INVESCO Energy Fund                  $165      $512      $   882  $1,923
INVESCO Environmental Services Fund  $233      $717      $ 1,227  $2,628
INVESCO Financial Services Fund      $116      $361      $   625  $1,380
INVESCO Gold Fund                    $197      $608      $ 1,046  $2,259
INVESCO Health Sciences Fund         $125      $389      $   674  $1,484
INVESCO Leisure Fund                 $156      $484      $   835  $1,823
INVESCO Technology Fund-Class II     $127      $396      $   685  $1,507
INVESCO Utilities Fund                $141      $440      $  760  $1,666

(1)The following reflects the costs with the absorption of expenses:
                                  1 year    3 years   5 years  10 years
                                   ------    -------   -------  --------
INVESCO Enviromental Services Fund $197      $608      $1,046   $2,259
INVESCO Utilities Fund             $132      $411      $712     $1,564



[ARROW ICON] INVESTMENT RISKS

BEFORE INVESTING IN A FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including these Funds, are:


NOT INSURED. Mutual funds are not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other agency, unlike bank deposits such as CDs or savings accounts.


NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE  LOSS  OF   INVESTMENT.   A  mutual  fund  cannot   guarantee  its
performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Funds will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of a Fund's underlying investments.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Funds are designed to be only a part of your personal investment plan.

YEAR 2000. Many computer  systems in use today may not be able to recognize any date after December 31, 1999. If these systems are not fixed by that date, it is possible that they could generate erroneous information or fail altogether. INVESCO has committed substantial resources in an effort to make sure that its own major computer systems will continue to function on and after January 1, 2000. Of course, INVESCO cannot fix systems that are beyond its control. If INVESCO's own systems, or the systems of third parties upon which it relies, do not perform properly after December 31, 1999, the Funds could be adversely affected.


In addition, the markets for, or values of, securities in which the Funds invest may possibly be hurt by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. For example, improperly functioning computer systems could result in securities trade settlement problems and liquidity issues, production issues for individual companies and overall economic uncertainties. Individual issuers may incur increased costs in making their own systems Year 2000 compliant. The combination of market uncertainty and increased costs means that there is a possibility that Year 2000 computer issues may adversely affect the Funds' investments. At this time, it is generally believed that foreign issuers, particularly those in emerging and other markets, may be more vulnerable to Year 2000 problems than will be issuers in the U.S.


[ARROW ICON]  RISKS ASSOCIATED WITH PARTICULAR INVESTMENTS

MARKET RISK

Equity stock prices vary and may fall, thus reducing the value of your Fund's investment. Certain stocks selected for any Fund's portfolio may decline in value more than the overall stock market.

CREDIT RISK

The Funds may invest in debt instruments, such as notes and bonds. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.


FOREIGN SECURITIES

Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. Energy, Financial Services, Health Sciences, Leisure, Technology-Class II and Utilities Funds may invest up to 25% of their respective assets in securities of non-U.S. issuers. However, the impact of the euro may be even greater for Gold and Environmental Services Funds, since these two Funds have the ability to invest more than 25% of their respective assets in the securities of non-U.S. issuers.


   CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of a Fund's investment in a security valued in the foreign currency, or based on that currency value.

   POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

   REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

   DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

   EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which as of January 1, 1999, adopted the euro as a common currency.

   The national currencies will be sub-currencies of July 1, 2002, at which time the old currencies will disappear entirely. Other European countries may adopt the euro in the future.

   The introduction of the euro presents some uncertainties and possible risks, which could adversely affect the value of securities held by the Funds.

   EMU countries, as a single market, may affect future investment decisions of the Funds. As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries present and future - may affect the fiscal and monetary levels of those participating countries. There may be increased levels of price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. The outcome of these uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.



INTEREST RATE RISK

Changes in interest rates will affect the resale value of debt securities held in a Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

DURATION RISK

Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate fluctuations.


LIQUIDITY RISK

A Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.


DERIVATIVES RISK

A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk.

OPTIONS AND FUTURES

Options and futures are common types of derivatives that a Fund may use to hedge its investments. An option is the right to buy or sell a security at a specific price on or before a specific date. A future is an agreement to buy or sell a security at a specific price on a specific date.

COUNTERPARTY RISK

This is a risk  associated  primarily with  repurchase  agreements and some derivatives  transactions.  It is the  risk  that  the  other  party  in  such a
transaction   will  not  fulfill  its  contractual   obligation  to  complete  a
transaction with a Fund.

LACK OF TIMELY INFORMATION RISK

Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.


Each Fund invests primarily in equity securities of companies in the economic sector described by its name. However, in an effort to diversify their holdings and provide some protection against the risk of other investments, the Funds also may invest in other types of securities as indicated in the chart below. These investments, which at any given time may constitute a significant portion of a Fund's portfolio, have their own risks.

                                                 ENVIRON-  FINANCIAL
INVESTMENT                 RISKS         ENERGY  MENTAL    SERVICES    GOLD
                                                 SERVICES
--------------------------------------------------------------------------------
ILLIQUID SECURITIES         Liquidity
  A security that cannot    Risk            X      X           X        X
be sold quickly at its
fair value.
--------------------------------------------------------------------------------
RULE 144A SECURITIES        Liquidity
  Securities that are not   Risk            X      X           X        X
registered, but which are
bought and sold solely by
institutional investors.
The Fund considers many
Rule 144A securities to
be "liquid," although the
market for such
securities typically is
less active than the
public securities
markets.
--------------------------------------------------------------------------------
DEBT SECURITIES
  Securities issued by     Market,
private companies or       Credit,
governments representing   Interest
an obligation to pay       Rate and          X     X           X         X
interest and to repay      Duration
principal when the         Risks
security matures.
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS      Credit and
  A contract under which   Counter-
the seller of a security   Party Risks       X     X           X         X
agrees to buy it back at
an agreed-upon price and
time in the future.
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY
RECEIPTS (ADRS)
  These are securities
issued by U.S. banks that
represent shares of        Market,
foreign corporations held  Informa
by those banks.  Although  tion, Polit      X      X           X          X
traded in U.S.             ical,
securities markets and     Regula
valued in U.S. dollars,    tory, Dip
ADRs carry most of the     lomatic,
risks of investing         Liquidity
directly in foreign        and Cur
securities.                rency
                           Risks

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT              RISKS        HEALTH    LEISURE  TECHNOLOGY   UTILITIES
                                     SCIENCES           - CLASS II
--------------------------------------------------------------------------------
ILLIQUID SECURITIES
  A security that       Liquidity
cannot be sold quickly  Rish            X         X          X           X
at its fair value.
--------------------------------------------------------------------------------
RULE 144A SECURITIES    Liquidity
  Securities that are   Risk
not registered, but
which are bought and
sold solely by
institutional
investors.  The Fund                   X          X          X           X
considers many Rule
144A securities to be
"liquid," although the
market for such
securities typically
is less active than
the public securities
markets.
--------------------------------------------------------------------------------
DEBT SECURITIES
  Securities issued by
private companies or    Market,
governments             Credit,        X          X          X           X
representing an         Interest
obligation to pay       Rate and
interest and to repay   Duration
principal when the      Risks
security matures.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
  A contract            Credit and
under which the seller  Counter-
of a security agrees    party Risks    X          X          X           X
to buy it back at an
agreed-upon price and
time in the future.
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY
RECEIPTS (ADRS)
  These are securities
issued by U.S. banks
that represent shares
of foreign
corporations held by    Market,
those banks.  Although  Informa        X          X          X           X
traded in U.S.          tion, Polit
securities markets and  ical,
valued in U.S.          Regula
dollars, ADRs carry     tory, Dip
most of the risks of    lomatic,
investing directly in   Liquidity
foreign                 and Cur
securities.             rency
                        Risks

--------------------------------------------------------------------------------


[ARROW ICON] TEMPORARY DEFENSIVE POSITIONS

When  securities   markets  or  economic   conditions  are  unfavorable  or
unsettled, we might try to protect the assets of any Fund by investing in securities that are highly liquid such as high quality money market instruments, like short-term U.S. government obligations, commercial paper or repurchase agreements. We have the right to invest up to 100% of a Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, a Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROW ICON] PORTFOLIO TURNOVER

We actively manage and trade the Funds' portfolios. Therefore, some of the Funds may have a higher portfolio turnover rate compared to many other mutual funds. The Funds with higher than average portfolio turnover rates for the fiscal year ended October 31, 1998, are:

INVESCO Energy Fund                              192%
INVESCO Environmental Services Fund              146%
INVESCO Gold Fund                                133%
INVESCO Technology Fund - Class II               178%


A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may result in higher brokerage commissions and taxable capital gain distributions to a Fund's shareholders.


[INVESCO ICON] FUND MANAGEMENT


INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $275 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST. OF INVESCO, INVESCO DISTRIBUTORS, INC. ("IDI"), IS THE FUNDS' DISTRIBUTOR AND IS RESPONSIBLE FOR THE SALE OF THE FUNDS' SHARES.

THE INVESTMENT ADVISER

INVESCO is the investment adviser of the Funds. INVESCO was founded in 1932 and manages over $18.9 billion for more than 904,000 shareholders of 14 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administration and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares). A wholly owned subsidiary


INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The following table shows the fees the Funds paid to INVESCO for its advisory services in the year ended October 31, 1998:

================================================================================
                                              ADVISORY FEE AS A PERCENTAGE OF
    FUND                               AVERAGE ANNUAL ASSETS UNDER MANAGEMENT
--------------------------------------------------------------------------------
    INVESCO Energy Fund                                                  0.75%
    INVESCO Environmental Services Fund                                  0.75%
    INVESCO Financial Services Fund                                      0.62%
    INVESCO Gold Fund                                                    0.75%
    INVESCO Health Sciences Fund                                         0.64%
    INVESCO Leisure Fund                                                 0.75%
    INVESCO Technology Fund -- Class II                                  0.65%
    INVESCO Utilities Fund                                               0.75%
================================================================================

[INVESCO ICON] PORTFOLIO MANAGERS


All of the Funds are managed by members of INVESCO's Sector Team, which is headed by William R. Keithler and John R. Schroer. The people primarily responsible for the day-to-day management of the Funds are:


ENERGY                                          John S. Segner
ENVIRONMENTAL SERVICES                          John R. Schroer
FINANCIAL SERVICES                              Jeffrey G. Morris
GOLD                                            John S. Segner
HEALTH SCIENCES                                 John R. Schroer
LEISURE                                         Mark Greenberg
TECHNOLOGY                                      William R. Keithler
UTILITIES                                       Brian Hayward


MARK GREENBERG, a Chartered Financial Analyst, has managed Leisure Fund since 1996. He is a vice president of INVESCO. Mark was previously a vice president and global media and entertainment analyst with Scudder, Stevens & Clark (1990 to 1996); media, technology and telecommunications analyst with Campbell Advisors (1988 to 1989); media and technology analyst with Irving Trust Company (1983 to 1988); and an analyst with Argus Research and Bernstein Macauley (1980 to 1983). He received a B.S.B.A. from Marquette University.


BRIAN B. HAYWARD, a Chartered Financial Analyst, has been the manager of Utilities Fund since July 1997. He is a vice president of INVESCO. He also manages INVESCO VIF - Utilities Fund and INVESCO Worldwide Communications Fund. Brian began his investment career in 1985, and before joining INVESCO was the senior equity analyst with Mississippi Valley Advisors in St. Louis, Missouri. He received an M.A. in Economics and a B.A. in Mathematics from the University of Missouri.


WILLIAM R. KEITHLER, a Chartered Financial Analyst, has been the portfolio manager of Technology Fund since January 1, 1999. He also manages the INVESCO VIF - Technology Fund and is a senior vice president of INVESCO. Bill was previously a portfolio manager with Berger Associates, Inc. (1993 to 1998) and a portfolio manager with INVESCO (1986 to 1993). He received an M.S. from the University of Wisconsin - Madison and a B.A. from Webster College.

JEFFREY G. MORRIS, a Chartered Financial Analyst, has been a co-portfolio manager of Financial Services Fund since March 1997, and is a vice president of INVESCO. He joined INVESCO in 1992 and served as a research analyst from 1994 to 1995. Jeff received an M.S. in Finance from the University of Colorado-Denver and a B.S. in Business Administration from Colorado State University.

JOHN R. SCHROER, a Chartered Financial Analyst, leads INVESCO's Health Team and manages Environmental Services Fund, Gold Fund and Health Sciences Fund. He has been the portfolio manager of Environmental Services Fund since November 1998, of the Gold Fund since February 1999 and of Health Sciences Fund since October 1997, and was Health Sciences Fund's co-manager since 1994. John also manages INVESCO VIF - Health Sciences Fund and INVESCO Global Health Sciences Fund. He is a senior vice president of INVESCO and a vice president of INVESCO Global Health Sciences Fund. He was previously an assistant vice president with Trust Company of the West. John received an M.B.A. and B.S. from the University of Wisconsin-Madison.


JOHN S. SEGNER has been the portfolio manager of Energy Fund since February
1997 and of the Gold fund since February 1999. He is also a vice president of INVESCO. John was previously a managing director and principal with The Mitchell Group, Inc. (1990 to 1997), manager of marketing development (1988 to 1990) and manager of financial analysis (1986 to 1988) with First Tennessee National Corporation, a financial analyst with Amerada Hess Corporation (1985 to 1986) and an engineer with Texaco Inc. (1980 to 1983). He received an M.B.A. in Finance from the University of Texas-Austin and a B.S. in Civil Engineering from the University of Alabama.


[INVESCO ICON] POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUNDS FOR SHORT-TERM TRADING PURPOSES.

The Funds offer shareholders the potential to increase the value of their capital over time; Utilities Fund also offers the opportunity for quarterly income. like most mutual funds, each Fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance. While each Fund invests in a single targeted market sector, each seeks to minimize risk by investing in many different companies.

SUITABILITY FOR INVESTORS

Only you can determine if an investment in a Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Funds are most suitable for investors who:

o  are willing to grow their  capital over the  long-term (at least five years)
o  can accept the additional  risks  associated with sector investing
o understand that shares of a Fund can and likely will have significant price fluctuations
o are investing tax-deferred retirement accounts, such as Traditional and Roth Individual Retirment Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You  probably  do not want to invest in the Funds if you are:
 o primarily seeking current dividend income (although Utilities Fund does seek to provide income in addition to capital appreciation)
 o unwilling to accept potentially significant changes in the price of Fund shares
 o speculating  on  short-term fluctuations in the stock markets.

[INVESCO ICON] SHARE PRICE


CURRENT MARKET VALUE OF FUND ASSETS + ACCRUED INTEREST AND DIVIDENDS - FUND DEBTS, INCLUDING ACCRUED EXPENSES / NUMBER OF SHARES = YOUR SHARE PRICE (NAV).

The value of your fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in each Fund's portfolio each day that the New York Stock exchange ("NYSE") is open, at the close of trading on that exchange (normally, 4:00 p.m. New York time). Therefore, shares of the Funds are not priced on days when the NYSE is closed, which, generally, is on weekends and national holidays in the U.S.


NAV is calculated by adding together the current market price of all of a Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

All purchases, sales and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you to purchase, redeem or exchange shares of a Fund. Your instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO hears from you after that time, your instructions will be processed at the NAV calculated at the end of the next day that the NYSE is open.




In addition, foreign securities exchanges, which set the prices for foreign securities held by the Funds, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Funds would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Funds on that day.

[INVESCO ICON] HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY, 4:00 P.M. EASTERN TIME.

The following chart shows several convenient ways to invest in the Funds. There is no charge to invest, exchange or redeem shares when you make transactions directly through INVESCO. However, if you invest in a Fund through a securities broker, you may be charged a commission or transaction fee for either purchases or sales of Fund shares. For all new accounts, please send a completed application form, and specify the fund or funds you wish to purchase.

INVESCO reserves the right to increase, reduce or waive each Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of that Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

MINIMUM INITIAL INVESTMENT. $1,000, which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase, and certain retirement plans, including IRAs.

MINIMUM  SUBSEQUENT  INVESTMENT.   $50  (Minimums  are  lower  for  certain
retirement plans.)

EXCHANGE POLICY. You may exchange your shares in any of the Funds for those in another INVESCO mutual fund on the basis of their respective NAVs at the time of the exchange.


FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.


Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.


We have the following policies governing exchanges:

o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o You may make up to four exchanges out of each Fund per year.
o Each Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, in the best interests of the Fund and its shareholders. Notice of all such modifications or termination that affect all shareholders of the Fund will be given at least 60 days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under
  Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the Fund into which you wish to exchange are temporarily stopped.


Please remember that if you pay by check or wire and your funds do not clear, you will be responsible for any related loss to any Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).



METHOD                                  INVESTMENT MINIMUM                              PLEASE REMEMBER
-------------------------------------------------------------------------------------------------------------------
BY CHECK                                $1,000 for regular accounts;
Mail to:                                $250 for an IRA;
INVESCO Funds Group, Inc.,              $50 minimum for each
P.O. Box 173706,                        subsequent investment.
Denver, CO 80217-3706.
You may send your check
by overnight courier to:
7800 E. Union Ave.
Denver, CO 80237.
------------------------------------------------------------------------------------------------------------------
BY TELEPHONE OR WIRE                    $1,000                               Payment must be received within 3
Call 1-800-525-8085 to request                                               business days, or the transaction
your purchase. Then send your                                                may be cancelled.
check by overnight courier to our
street address: 7800 E. Union Ave.,
Denver, CO 80237. Or you may
send your payment by
bank wire (call INVESCO for
instructions).
------------------------------------------------------------------------------------------------------------------
REGULAR INVESTING WITH EASIVEST         $50 per month for EasiVest; $50      Like all regular investment plans,
OR DIRECT PAYROLL PURCHASE              per pay period for Direct Payroll    neither EasiVest nor Direct Payroll
You may enroll on your fund             Purchase. You may start or stop      Purchase ensures a profit or protects
application, or call us for a separate  your regular investment plan at any  against loss in a falling market.
form and more details. Investing        time, with two weeks' notice to      Because you'll invest continually,
the same amount on a monthly basis      INVESCO.                             regardless of varying price levels,
allows you to buy more shares when                                           consider your financial ability to
prices are low and fewer shares when                                         keep buying through low price lev
prices are high. This "dollar cost                                           els.  And remember that you will
averaging" may help offset market                                            lose money if you redeem your
fluctuations. Over a period of time,                                         shares when the market value of all
your average cost per share may be                                           your shares is less than their cost.
less than the actual average per
share.
------------------------------------------------------------------------------------------------------------------
BY PAL(R)                               $1,000                               Be sure to write down the confirma
Your "Personal Account Line" is                                              tion number provided by PAL
available for subsequent purchases                                           (R).  Payment must be received
and exchanges 24 hours a day.                                                within 3 business days, or the
Simply call 1-800-525-8085.                                                  transaction may be cancelled.


------------------------------------------------------------------------------------------------------------------
BY EXCHANGE                             $1,000 to open a new account; $50    See "Exchange Policy."
Between two INVESCO funds. Call         for written requests to purchase
1-800-525-8085 for prospectuses of      additional shares for an existing
other INVESCO funds. Exchanges          account. (The exchange minimum
may be made by phone or at our          is $250 for exchanges requested by
Web site at www.invesco.com. You        telephone.)
may also establish an automatic
monthly exchange service between
two INVESCO funds; call us for further
details and the correct form.

DISTRIBUTION EXPENSES. We have adopted a Plan and Agreement of Distribution (commonly known as a "12b-1 Plan") for the Funds. The 12b-1 fees paid by each Fund are used to defray all or part of the cost of preparing and distributing prospectuses and promotional materials, as well as to pay for certain distribution-related and other services. These services include compensation to third party brokers, financial advisers and financial services companies that sell Fund shares and/or service shareholder accounts.


Under the Plan, each Fund's payments are limited to an amount computed at an annual rate of 0.25% of the Fund's average net assets. If distribution expenses for a Fund exceed these computed amounts, INVESCO pays the difference.


[INVESCO ICON] YOUR ACCOUNT SERVICES


SHAREHOLDER ACCOUNTS. INVESCO maintains your share account, which contains your current Fund holdings. The Funds no longer issue share certificates.

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You receive detailed confirmations of individual purchases, exchanges and sales. If you choose certain recurring transaction plans (for instance, EasiVest), your transactions are confirmed on your quarterly Investment Summaries.


TELEPHONE TRANSACTIONS. You may buy, exchange and sell Fund shares by telephone, unless you specifically decline these privileges when you fill out the INVESCO new account application.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, WWW.INVESCO.COM.

Unless you decline the telephone transaction privileges when you fill out and sign the new account application, a telephone transaction authorization form, or otherwise use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to invesco that result in a loss to you. in general, if invesco has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.


IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.

[INVESCO ICON] HOW TO SELL SHARES

The following chart shows several convenient ways to sell your Fund shares. Shares of the Funds may be sold at any time at the next NAV calculated after your request to sell in proper form is received by INVESCO. Depending on the performance of any Fund, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times - particularly in periods of severe economic or market disruption when you may experience delays in redeeming shares by phone.


INVESCO usually mails you the proceeds from the sale of Fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances - for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to 15 days.


If you participate in EasiVest, the Funds' automatic monthly investment program, and sell all of the shares in your account, we will not make any additional EasiVest purchases unless you give us other instructions.


Because of the Funds' expense structure, it costs as much to handle a small account as it does to handle a large one. If the value of your account in any Fund falls below $250 as a result of your actions (for example, sale of your Fund shares), each Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given 60 days to increase the value of your account to $250 or more.



METHOD                              INVESTMENT  MINIMUM                            PLEASE  REMEMBER
---------------------------------------------------------------------------------------------------------------------
BY TELEPHONE                        $250 (or, if less, full liquidation of        INVESCO's telephone redemption
Call us tol-free at:                the account) for a redemption                 privileges may be modified or
1-800-825-8085                      check; $1,000 for a wire to your              terminated in the future at
                                    bank of record.  The maximum                  INVESCO's discretion.
                                    amount which may be redeemed by
                                    telephone is generally $25,000.
----------------------------------------------------------------------------------------------------------------------
IN WRITING                          Any amount.  The redemption                   INVESCO no longer issues paper
Mail our request to INVESCO         request must be signed by all regis-          certificates for shares.  If the
Funds Group, Inc., P.O. Box         tered account owners.  Payment will           you are selling are represented by
173706, Denver, CO 80217-3706.      be mailed to your address as it               stock certificates, the certificates
You may also send your request      appears on INVESCO's records, or              must be sent to INVESCO before we
by overnight courier to 7800 E.     to a bank designated by you in                can process your redemption.
Union Ave., Denver, CO 80217.       writing



BY EXCHANGE                         $1,000 to open a new account; $50             See "Exchange Policy."
Between two INVESCO funds. Call     for written requests to purchase
1-800-525-8085 for prospectuses     additional shares for an existing
of other INVESCO funds. Exchanges   account. (The exchange minimum
may be made by phone or at our      is $250 for exchanges requested by
Web site at www.invesco.com.        telephone).
You may also establish an automatic
monthly exchange services between
two INVESCO funds; call us for
further details and the correct
form.
-----------------------------------------------------------------------------------------------------------------------
PERIODIC WITHDRAWAL PLAN            $100 per payment on a monthly or               You may have at least $10,000 total
You may call us to request the      or quarterly basis.  The redemption            invested with the INVESCO funds
appropriate form and more inform-   check may be made payable to any               with at least $5,000 of that total
ation at 1-800-525-8085.            party you designate.                           invested in the fund from which
                                                                                   withdrawals will be made.
-----------------------------------------------------------------------------------------------------------------------
PAYMENT TO THIRD PARTY              Any amount.                                    All registered account owners must
Mail your request to INVESCO                                                       sign the request, with signature
Funds Group, Inc.                                                                  guarantees from an eligible guarantor
P.O. Box 173706                                                                    financial institution, such as a
                                                                                   commercial bank or a recognized
                                                                                   national or regional securities
                                                                                   firm.



[GRAPH ICON] TAXES

Everyone's tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing in the Funds.


TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

Each Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of each Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Funds' qualification as a regulated investment company, it is anticipated that none of the Funds will pay any federal income or excise taxes. Instead, each Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by a Fund in your taxable income for federal, state and local income tax purposes. You also may realize capital gains or losses when you sell shares of a Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund(s) or other INVESCO funds.


If you have not provided INVESCO with complete, correct tax information, the Funds are required by law to withhold 31% of your distributions and any money that you receive from the sale of shares of the Funds as a backup withholding tax.

We will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.


[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS


The Funds earn ordinary or investment income from dividends and interest on their investments. Due to the nature of its investments, Gold Fund frequently generates substantial ordinary income. Except for Utilities Fund, the Funds expect to distribute substantially all of this investment income, less Fund expenses, to shareholders annually, or at such other times as the Funds may elect. Utilities Fund distributes income quarterly.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT ACCOUNTS).


A Fund also realizes capital gains and losses when it sells securities in its portfolio for more or less than it paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), a Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in December.


Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long a Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at the maximum capital gains rate, currently 20% for individuals.


Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares. A Fund's NAV will drop by the amount of the distribution on the day the distribution is made. If you buy shares of a Fund just before a distribution, you may wind up "buying a dividend." This means that if the Fund makes a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Most shareholders want to avoid this. And, if you sell your shares at a loss for tax purposes and purchase a substantially identical investment within 30 days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.


Dividends   and  capital   gain   distributions   paid  by  each  Fund  are
automatically reinvested in additional Fund shares at the NAV on the ex-dividend date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. If you choose to be paid by check, the minimum amount of the check must be at least $10; amounts less than that will be automatically reinvested. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, may be subject to federal income tax.

    FINANCIAL HIGHLIGHTS

    (For a Fund Share Outstanding Throughout Each Period)

     The following information has been audited by PricewaterhouseCoopers LLP, independent accountants. This information should be read in conjunction with the audited financial statements and the Report of Independent Accountants thereon appearing in the Company's 1998 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. Both are available without charge by contacting IDI at the address or telephone number on the cover of this Prospectus. The Annual Report also contains information about the Funds' performance.



                                                                               Year Ended October 31
                                                                    -----------------------------------------------------------
                                                                     1998            1997          1996       1995        1994
ENERGY FUND
PER SHARE DATA
Net Asset Value -- Beginning of
  Period                                                          $  19.38        $  15.03      $  10.09  $  10.77    $  11.53
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net Investment Income(a)                                             0.00             0.06          0.04      0.09        0.06
Net Gains or (Losses) on  Securities                                (5.04)            5.56          4.94     (0.68)      (0.76)
   (Both Realized and  Unrealized)
-------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                    (5.04)            5.62          4.98     (0.59)      (0.70)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income(b)                              0.01             0.05          0.04      0.09        0.06
Distributions from Capital Gains                                     0.34             1.22          0.00      0.00        0.00
In Excess of Capital  Gains                                          2.69             0.00          0.00      0.00        0.00
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                  3.04             1.27          0.04      0.09        0.06
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value -- End of Period                                 $  11.30        $   19.38     $   15.03  $  10.09    $  10.77
===============================================================================================================================

TOTAL RETURN                                                      (28.51%)          40.65%         49.33%   (5.45%)     (6.04%)
RATIOS
Net Assets -- End of  Period
 ($000 Omitted)                                                  $137,455         $319,651       $236,169   $48,284   $ 73,767
Ratio of Expenses to Average
  Net Assets                                                        1.58%(c)        1.21%(c)      1.30%(c)   1.53%(c)    1.35%
  Ratio of Net Investment Income to
   Average Net Assets                                               0.01%           0.39%         0.54%      0.72%       0.65%
   Portfolio Turnover Rate                                           192%            249%          392%       300%        123%

(a) Net Investment Income aggregated less than $0.01 on a per share basis for the year ended October 31, 1998.

(b)  Distributions  in  excess of net  investment  income  for the  years  ended
     October 31, 1998 and 1996, aggregated less than $0.01 on a per share basis.

(c) Ratio is based on Total Expenses of the Fund, which is before any expense offset arrangements.





   Financial Highlights (continued)
     (For a Fund Share Outstanding Throughout Each Period)


                                                                               Year Ended October 31
                                                                   ------------------------------------------------------------
                                                                     1998            1997          1996       1995      1994(a)
ENVIRONMENTAL SERVICES FUND
PER SHARE DATA
Net Asset Value -- Beginning of  Period                           $  11.44        $  10.14      $  8.12   $  6.50     $  6.80
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net Investment Income (Loss)(b)                                       0.00           (0.04)        0.06      0.08        0.06
Net Gains or (Losses) on Securities
   (Both Realized and  Unrealized)                                   (1.09)           1.89         2.02      1.62       (0.30)
-------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                     (1.09)           1.85         2.08      1.70       (0.24)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment     Income                              0.00            0.00         0.06      0.08        0.06
In Excess of Net  Investment Income                                   0.00            0.01         0.00      0.00        0.00
Distributions from  Capital Gains                                     2.79            0.54         0.00      0.00        0.00
In Excess of Capital Gains                                            0.28            0.00         0.00      0.00        0.00
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                   3.07            0.55         0.06      0.08        0.06
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value  End of Period                                    $   7.28           11.44      $ 10.14      8.12        6.50
===============================================================================================================================
TOTAL RETURN                                                       (12.09%)          19.13%       25.58%    26.09%     (3.51%)
RATIOS
Net Assets -- End of Period
 ($000 Omitted)                                                    $14,875         $23,151      $26,794   $22,756     $29,276
Ratio of Expenses to Average
 Net Assets(c)                                                     1.92%(d)        1.72%(d)     1.61%(d)  1.57%(d)      1.29%
Ratio of Net Investment Income (Loss) to
 Average Net Assets(c)                                              (1.01%)         (0.40%)       0.47%     0.65%       0.61%
Portfolio Turnover Rate                                               146%            187%         142%      195%        211%


(a)  The per share information was computed based on weighted average shares.

(b) Net Investment Income aggregated less than $0.01 on a per share basis for the year ended October 31, 1998.

(c) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended October 31, 1998, 1997, 1996, 1995 and 1994. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.20%, 2.16%, 1.85%, 1.93% and 1.43%, respectively, and ratio of net investment income (loss) to average net assets would have been (1.29%), (0.84%), 0.23%, 0.29% and 0.47%, respectively.

(d) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.




Financial Highlights (continued)
 (For a Fund Share Outstanding Throughout Each Period)

                                                                               Year Ended October 31
                                                                   -----------------------------------------------------------
                                                                     1998            1997          1996       1995        1994
FINANCIAL SERVICES FUND
PER SHARE DATA
Net Asset Value --
 Beginning of Period                                              $  29.14        $  22.94      $  18.95    $ 15.31    $  20.28
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
Net Investment Income                                                 0.25            0.28          0.50       0.29        0.29
Net Gains or (Losses)on Securities
 (Both Realized and Unrealized)                                       3.01            8.14          5.18       3.64      (0.66)
--------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                      3.26            8.42          5.68       3.93      (0.37)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment
 Income                                                               0.25            0.28          0.50       0.29       0.29
In Excess of Net Investment Income                                    0.00            0.00          0.05       0.00       0.00
Distributions from Capital Gains                                      3.70            1.94          1.14       0.00       4.31
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                   3.95            2.22          1.69       0.29       4.60
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value -- End of Period                                  $  28.45        $  29.14       $ 22.94    $ 18.95    $ 15.31
================================================================================================================================
TOTAL RETURN                                                         11.76%          39.80%        31.48%     25.80%     (2.24%)

RATIOS
Net Assets -- End of Period
 ($000 Omitted                                                   $1,417,655      $1,113,255      $542,688   $410,048   $266,170
Ratio of Expenses to
 Average Net Assets                                                1.05%(a)        0.99%(a)       1.11%(a)   1.26%(a)     1.18%
Ratio of Net Investment Income to
 Average Net Assets                                                  0.85%           1.19%          2.48%      2.10%      1.66%
Portfolio Turnover Rate                                                52%             96%           141%       171%        88%

(a) Ratio is based on Total Expenses of the Fund, which is before any expense offset arrangements.


Financial Highlights (continued)
     (For a Fund Share Outstanding Throughout Each Period)

                                                                               Year Ended October 31
                                                                   --------------------------------------------------------------
                                                                     1998            1997(a)       1996       1995        1994
GOLD FUND
PER SHARE DATA
Net Asset Value -- Beginning of
 Period                                                            $  3.21          $  8.00        $5.21     $ 5.68      $  6.23
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
Net Investment Income (Loss)                                          0.01          (0.02)         (0.01)      0.01       (0.02)
Net Gains or (Losses) on Securities
 (Both Realized and Unrealized)                                      (1.29)         (2.62)          2.80      (0.47)      (0.53)
-------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                     (1.28)         (2.64)          2.79      (0.46)      (0.55)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                                  0.00           0.00           0.00       0.01        0.00
In Excess of Net  Investment Income                                   0.03           2.15           0.00       0.00        0.00
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                   0.03           2.15           0.00       0.01        0.00
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value -- End of Period                                   $  1.90        $  3.21       $   8.00    $  5.21    $   5.68
===============================================================================================================================

TOTAL RETURN                                                       (39.98%)       (44.38%)        53.55%     (8.12%)     (8.83%)

RATIOS
Net Assets -- End of Period
 ($000 Omitted)                                                    $107,249       $151,085      $277,892   $151,779    $271,163
Ratio of Expenses to
 Average Net Assets                                                 1.90%(b)       1.47%(b)      1.22%(b)   1.32%(b)      1.07%
Ratio of Net Investment
 Income (Loss) to Average Net Assets                                 (0.93%)        (0.41%)       (0.08%)     0.13%     (0.32%)
Portfolio Turnover Rate                                                133%           148%          155%        72%        97%

(a)  The per share information was computed based on average shares.

(b) Ratio is based on Total Expenses of the Fund, which is before any expense offset arrangements.



  Financial Highlights (continued)
    (For a Fund Share Outstanding Throughout Each Period)
                                                                               Year Ended  October 31
                                                                  ---------------------------------------------------------------
                                                                    1998            1997          1996         1995            1994
HEALTH SCIENCES FUND
PER SHARE DATA
Net Asset Value -- Beginning of
 Period                                                          $   57.50      $   55.24       $ 50.47      $  35.09    $ 33.49
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                                          0.13           0.06          0.07         (0.03)     (0.24)
Net Gains on Securities
 (Both Realized and Unrealized)                                      13.55          10.85          8.78         15.41       1.84
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                     13.68          10.91          8.85         15.38       1.60
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income(a)                               0.25           0.06          0.07          0.00       0.00
Distributions from Capital Gains                                      8.81           8.59          4.01          0.00       0.00
---------------------------------------------------------------------------------------------------------------------------------
Total  Distributions                                                  9.06           8.65          4.08          0.00       0.00
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value  -- End of Period                                $   62.12       $  57.50       $ 55.24      $  50.47    $ 35.09
=================================================================================================================================

TOTAL RETURN                                                         28.58%         22.96%        17.99%        43,83%      4.78%

RATIOS
Net Assets  End of Period
   ($000 Omitted)                                                $1,328,196      $ 944,498      $933,828     $ 860,926   $473,926
Ratio of Expenses to Average Net Assets                             1.12%(b)       1.08%(b)      0.98%(b)      1.15%(b)     1.19%
Ratio of Net Investment  Income (Loss) to
 Average Net Assets                                                   0.25%          0.11%         0.11%        (0.08%)   (0.57%)
Portfolio Turnover Rate                                                 92%           143%           90%          107%       82%

(a)  Distributions in excess of net investment income for the year ended October
     31, 1998, aggregated less than $0.01 on a per share basis.

(b) Ratio is based on Total Expenses of the Fund, which is before any expense offset arrangements.




   Financial Highlights (continued)
   (For a Fund Share Outstanding Throughout Each Period)

                                                                               Year Ended  October 31
                                                                   ------------------------------------------------------------
                                                                     1998            1997          1996       1995        1994
LEISURE FUND
PER SHARE DATA
Net Asset Value -- Beginning of Period                            $  27.21        $  22.89      $  23.78   $  22.63    $  25.47
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM  INVESTMENT OPERATIONS
Net Investment Income (Loss)(a)                                       0.00            0.02          0.04      0.08       (0.01)
Net Gains or (Losses) on Securities
 (Both Realized and Unrealized)                                       3.69            4.96          2.25      2.06       (0.94)
-------------------------------------------------------------------------------------------------------------------------------
Total from Investment  Operations                                     3.69            4.98          2.29      2.14       (0.95)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net
 Investment Income(b)                                                 0.00            0.02          0.04      0.08        0.00
Distributions from Capital Gains                                      2.98            0.64          2.25      0.91        1.89
In Excess of Capital Gains                                            0.00            0.00          0.89      0.00        0.00
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                   2.98            0.66          3.18      0.99        1.89
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value -- End of Period                                  $   27.92       $  27.21      $  22.89  $  23.78    $  22.63
===============================================================================================================================

TOTAL RETURN                                                         15.16%         22.32%        10.66%     9.98%     (3.92%)
RATIOS
Net Assets -- End of Period
 ($000 Omitted)                                                   $ 228,681       $216,616      $252,297  $265,181    $282,649
Ratio of Expenses to Average  Net Assets                            1.41%(c)       1.41%(c)     1.30%(c)  1.29%(c)       1.17%
Ratio of Net Investment Income (Loss) to
 Average Net Assets                                                  (0.09%)         0.05%        0.18%     0.32%        0.00%
Portfolio Turnover Rate                                                 31%            25%          56%      119%         116%


(a) Net Investment Income aggregated less than $0.01 on a per share basis for the year ended October 31, 1998.

(b)  Distributions  in  excess of net  investment  income  for the  years  ended
     October 31, 1998, 1997, 1996 and 1995 aggregated less than $0.01 on a per share basis.

(c) Ratio is based on Total Expenses of the Fund, which is before any expense offset arrangements.



   Financial Highlights (continued)
     (For a Fund Share Outstanding Throughout Each Period)

                                                                               Year Ended October 31
                                                                   ------------------------------------------------------------
                                                                     1998            1997          1996       1995        1994
TECHNOLOGY FUND  CLASS II
PER SHARE DATA
Net Asset Value --  Beginning of Period                          $   35.97      $    34.23      $  34.33  $  24.94    $  26.99
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(a)                                       0.00            0.13          0.07     (0.02)      (0.02)
Net Gains or   (Losses) on  Securities
 (Both Realized and Unrealized)                                      (1.45)           6.23          5.76     10.20        1.19
-------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                     (1.45)           6.36          5.83     10.18        1.17
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment
 Income(b)                                                            0.00            0.13          0.07      0.00        0.00
Distributions from  Capital Gains                                     3.16            4.49          5.86      0.79        3.22
In Excess of Capital Gains                                            3.29            0.00          0.00      0.00        0.00
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                   6.45            4.62          5.93      0.79        3.22
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value -- End of Period                                 $   28.07      $    35.97      $  34.23  $  34.33    $  24.94
===============================================================================================================================

TOTAL RETURN                                                        (2.47%)         20.71%        19.98%    42.19%       5.04%
RATIOS
Net Assets -- End of Period
 ($000 Omitted)                                                  $1,008,771     $1,039,968      $789,611  $563,109    $327,260
Ratio of Expenses Net Assets                                       1.17%(c)       1.05%(c)      1.08%(c)  1.12%(c)       1.17%
Ratio of Net Investment Income
 (Loss) to Average Net Assets                                       (0.49%)          0.41%         0.24%   (0.06%)     (0.55%)
Portfolio Turnover Rate                                               178%            237%          168%     191%        145%


(a) Net Investment Income aggregated less than $0.01 on a per share basis for the year ended October 31, 1998.
(b)  Distributions  in  excess of net  investment  income  for the  years  ended
     October 31, 1998 and 1996, aggregated less than $0.01 on a per share basis.
(c) Ratio is based on Total Expenses of the Fund, which is before any expense offset arrangements.



Financial Highlights (Continued)
(For a Fund Share Outstanding Throughout Each Period)


                                                                               Year Ended October 31
                                                                   ------------------------------------------------------------
                                                                     1998            1997          1996       1995        1994

UTILITIES FUND
PER SHARE DATA
Net Asset Value N Beginning of Period                             $  12.42        $  12.04      $  10.61  $   9.76    $  12.80
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
Net Investment Income                                                 0.30            0.32          0.37      0.44        0.33
Net Gains or (Losses) on Securities
 (Both Realized and Unrealized)                                       2.56            1.25          1.43      0.84       (1.12)
-------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                      2.86            1.57          1.80      1.28       (0.79)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income(a)                               0.26            0.32          0.37      0.43        0.25
Distributions from Capital Gains                                      0.29            0.87          0.00      0.00        2.00
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                   0.55            1.19          0.37      0.43        2.25
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value - End of Period                                   $  14.73        $  12.42      $  12.04  $  10.61    $   9.76
===============================================================================================================================
TOTAL RETURN                                                        23.44%          14.37%        17.18%    13.48%     (7.22%)

RATIOS
Net Assets - End of Period
 ($000 Omitted)                                                   $177,309        $132,423      $153,082  $134,468    $139,579
Ratio of Expenses to
 Average Net Assets(b)                                             1.29%(c)        1.22%(c)      1.17%(c)  1.18%(c)      1.13%
Ratio of Net Investment Income
 to Average Net Assets(b)                                             1.82%          2.74%         3.28%     4.47%       3.33%
Portfolio Turnover Rate                                                 47%            55%          141%      185%        180%


(a) Distributions in excess of net investment  income for the year ended October
    31, 1996, aggregated less than $0.01 on a per share basis.

(b) Various expenses of the Fund were voluntarily absorbed by IFG for the years ended October 31, 1998, 1997, 1996, 1995 and 1994. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.36%, 1.27%, 1.25%, 1.30% and 1.14%, respectively, and ratio of net investment income to average net assets would have been 1.75%, 2.69%, 3.20%, 4.34% and 3.32%, respectively.

(c) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.


March 1, 1999
INVESCO SECTOR FUNDS, INC.

ENERGY FUND
ENVIRONMENTAL SERVICES FUND
FINANCIAL SERVICES FUND
GOLD FUND
HEALTH SCIENCES FUND
LEISURE FUND
TECHNOLOGY FUND  CLASS II
UTILITIES FUND

You may obtain additional information about the Funds from several sources.

FINANCIAL REPORTS. Although this Prospectus describes the Funds anticipated investments and operations, the Funds also prepare annual and semiannual reports that detail the Funds actual investments at the report date. These reports include discussion of each Funds recent performance, as well as market and general economic trends affecting each Funds performance. The annual report also includes the report of the Funds independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated March 1, 1999, is a supplement to this Prospectus, and has detailed information about the Funds and their investment policies and practices. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.


INTERNET. The current Prospectus of the Funds may be accessed through the INVESCO Web site at www.invesco.com. In addition, the Prospectus, annual report, semiannual report and SAI of the Funds are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current annual report, semiannual report or SAI, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SECs Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. Information on the Public Reference Section can be obtained by calling 1-800-SEC-0330. The SEC file numbers for the Funds are 811-3826 and 002-85905.

To reach PAL(R), your 24-hour Personal Account Line, call: 1-800-424-8085.

If you're in Denver, please visit one of our convenient Investor Centers:

Cherry Creek
155-B Fillmore Street

Denver Tech Center
7800 East Union Avenue






811-3826

PROSPECTUS | March 1, 1999
-------------------------------------------------------------------------------
YOU  SHOULD  KNOW  WHAT  INVESCO  KNOWS(TM)
--------------------------------------------------------------------------------
SECTOR FUNDS
TECHNOLOGY FUND - CLASS I

A no-load mutual fund designed for investors seeking long-term growth from the technology sector.



TABLE OF CONTENTS
Investment Goals And Strategies...................   38
Fees And Expenses.................................   38
Investment Risks..................................   39
Risks Associated With Particular Investments......   39
Temporary Defensive Positions.....................   42
Portfolio Turnover................................   42
Fund Management...................................   42
Portfolio Manager.................................   43
Potential Rewards.................................   43
Share Price.......................................   43
How To Buy Shares.................................   44
Your Account Services.............................   45
How To Sell Shares................................   46
Taxes.............................................   47
Dividends And Capital Gain Distributions..........   48


                              INVESCO

The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, it has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]          INVESTMENT OBJECTIVES & STRATEGIES

[ARROW ICON]        POTENTIAL INVESTMENT RISKS

[GRAPH ICON]        PAST PERFORMANCE & POTENTIAL ADVANTAGES

[INVESCO ICON]      WORKING WITH INVESCO
================================================================================

[KEY ICON]     INVESTMENT GOALS AND STRATEGIES

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO control all aspects of the management and sale of the Fund.

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund attempts to make your investment grow. The Fund is aggressively managed. Although the Fund can invest in debt securities, it primarily invests in equity securities that INVESCO believes will rise in price faster than other securities, as well as options and other investments whose value is based upon the values of equity securities.

The Fund normally invests at least 80% of its assets in companies doing business in the technology sector. To determine whether a potential investment is truly doing business in the technology sector, a company must meet at least one of the following tests:

o At least 50% of its gross income or its net sales must come from activities in the sector;
o At least 50% of its assets must be devoted to producing revenues from the sector; or
o Based on other available information, we determine that its primary business is within the sector.

INVESCO  uses  a  bottom-up   investment  approach  to  create  the  Fund's
investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. We prefer markets and industries where leadership is in a few hands, and we tend to avoid slower-growing markets or industries.

The Fund's investments are diversified across the sector on which it focuses. However, because those investments are limited to a comparatively narrow segment of the economy, the Fund's investments are not as diversified as most mutual funds, and far less diversified than the broad securities markets. This means that the Fund tends to be more volatile than other mutual funds, and the values of its portfolio investments tend to go up and down more rapidly. As a result, the value of your investment in the Fund may rise or fall rapidly.

The Fund invests primarily in the equity securities of companies engaged in technology-related industries. These include, but are not limited to, applied technology, biotechnology, communications, computers, video, electronics, oceanography, office and factory automation, and robotics. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector.


A core portion of the Fund's portfolio is invested in market-leading technology companies that we believe will maintain or improve their market share regardless of overall economic conditions. These companies are usually large, established firms which are leaders in their field and have a strategic advantage over many of their competitors. The remainder of the Fund's portfolio consists of faster-growing, more volatile technology companies that INVESCO believes to be emerging leaders in their fields. The market prices of these companies tend to rise and fall more rapidly than those of larger, more established companies.

FEES AND EXPENSES

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

You pay no fees to purchase Fund shares, to exchange to another INVESCO fund, or to sell your shares. Accordingly, no fees are paid directly from your shareholder account. The only Fund costs you pay are annual Fund operating expenses that are deducted from Fund assets.

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS


     TECHNOLOGY FUND - CLASS I
     Management Fees                                     0.65%
     Distribution and Service (12b-1) Fees               None
     Other Expenses                                      0.30%
     Total Annual Fund Operating Expenses(1)             0.95%

(1) Based on estimated expenses for the fiscal year ending October 31, 1999. These expenses may be higher or lower than actual expenses. If necessary, INVESCO will voluntarily absorb the Fund's expenses to keep expenses at or below 0.95% of the Fund's average daily net assets. This commitment may be changed at any time following consultation with the board of directors.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.


The Example assumes that you invested $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The Example also assumes that your investment had a hypothetical 5% return each year, and assumes that the Fund's operating expenses remained the same. Although the Fund's actual costs and performance may be higher or lower, based on these assumptions your costs would has been:

                            1 year        3 years       5 years      10 years
                              $97           $304         $528         $1,171

[ARROW LOGO]   INVESTMENT RISKS

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including the Fund, are:

BEFORE INVESTING IN THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

NOT INSURED. Mutual funds are not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE  LOSS  OF   INVESTMENT.   A  mutual  fund  cannot   guarantee  its
performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of the Fund's underlying investments.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Fund is designed to be only a part of your personal investment plan.

YEAR 2000. Many computer  systems in use today may not be able to recognize any date after December 31, 1999. If these systems are not fixed by that date, it is possible that they could generate erroneous information or fail altogether. INVESCO has committed substantial resources in an effort to make sure that its own major computer systems will continue to function on and after January 1, 2000. Of course, INVESCO cannot fix systems that are beyond its control. If INVESCO's own systems, or the systems of third parties upon which it relies, do not perform properly after December 31, 1999, the Fund could be adversely affected.


In addition, the markets for, or values of, securities in which the Fund invests may possible be hurt by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. For example, improperly functioning computer systems could result in securities trade settlement problems and liquidity issues, production issues for individual companies and overall economic uncertainties. Individual issuers may incur increased costs in making their own systems Year 2000 compliant. The combination of market uncertainty and increased costs means that there is a possibility that Year 2000 computer issues may adversely affect the Fund's investments. At this time, it is generally believed that foreign issuers, particularly those in emerging and other markets, may be more vulnerable to Year 2000 problems than will be issuers in the U.S.


[ARROW ICON]   RISKS ASSOCIATED WITH PARTICULAR INVESTMENTS

MARKET RISK

Equity stock prices vary and may fall, thus reducing the value of your Fund's investment. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

CREDIT RISK

The Fund may invest in debt instruments, such as notes and bonds. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.


FOREIGN SECURITIES

Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers.


  CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

  POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

  REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

  DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.


  EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which as of January 1, 1999 adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time the old currencies will disappear entirely. Other European countries may adopt the euro in the future.


  The introduction of the euro presents some uncertainties and possible risks, which could adversely affect the value of securities held by the Fund.


  EMU countries, as a single market, may affect future investment decisions of the Fund. As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries - present and future - may affect the fiscal and monetary levels of those participating countries. There may be increased levels of price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. The outcome of these uncertainties could have unpredict-able effects on trade and commerce and result in increased volatility for all financial markets.


INTEREST RATE RISK

Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

DURATION RISK

Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate fluctuations.

LIQUIDITY RISK

The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies emerging markets are subject to a variety of risks, including potential lack of liquidity.

DERIVATIVES RISK

A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk.

OPTIONS AND FUTURES

Options and futures are common types of derivatives that the Fund may use to hedge its investments. An option is the right to buy or sell a security at a specific price on or before a specific date. A future is an agreement to buy or sell a security at a specific price on a specific date.

COUNTERPARTY RISK

This is a risk  associated  primarily with  repurchase  agreements and some derivatives  transactions.  It is the  risk  that  the  other  party  in  such a
transaction   will  not  fulfill  its  contractual   obligation  to  complete  a
transaction with the Fund.

LACK OF TIMELY INFORMATION RISK

Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.


The Fund invests primarily in equity securities of companies in the technology sector. However, in an effort to diversify its holdings and provide some protection against the risk of other investments, the Fund also may invest in other types of securities, as indicated in the chart below. These investments, which at any given time may constititute a significant portion of the Fund's portfolio, have their own risks.

-------------------------------------------------------------------------------
INVESTMENT                                                   RISKS
--------------------------------------------------------------------------------
ILLIQUID SECURITIES
A security that cannot be sold quickly at its fair value     Liquidity Risk
-------------------------------------------------------------------------------
RULE 144A SECURITIES
Securities that are not registered, but which are bought     Liquidity Risk
and sold solely by institutional investors.  The Fund
considers many Rule 144A securities to be "liquid,"
although the market for such securities typically is less
active than the public securities markets.
--------------------------------------------------------------------------------
DEBT SECURITIES
Securities issued by private companies or governments        Market, Credit,
representing an obligation to pay interest and to repay      Interest Rate,
principal when the security matures.                         and Duration Risks.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT                                                   RISKS
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A contract under which the seller of a security agrees       Credit and
to buy it back at an agreed-upon price and time in the       Counterparty Risks.
future.
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)
These are securities issued by U.S. banks that represent     Market, Informa-
shares of foreign corporations held by those banks.          tion, Political,
Although traded in U.S. securities markets and valued in     Regulatory,
U.S. dollars, ADRs carry most of the risks of investing      Diplomatic,
directly in foreign securities.                              Liquidity and
                                                             Currency Risks.
-------------------------------------------------------------------------------


[ARROW ICON]   TEMPORARY DEFENSIVE POSITIONS

When  securities   markets  or  economic   conditions  are  unfavorable  or
unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid such as high quality money market instruments, like short-term U.S. government obligations, commercial paper or repurchase agreements. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROW ICON]  PORTFOLIO TURNOVER

We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate compared to many other mutual funds. The Fund's average portfolio turnover rate may exceed 200%.


A portfolio turnover rate of 200% is equivalent to the Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may result in higher brokerage commissions and taxable capital gain distributions to the Fund's shareholders.

[INVESCO ICON]      FUND MANAGEMENT

THE INVESTMENT ADVISER


INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $275 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $18.9 billion for more than 904,000 shareholders of 14 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Fund, including administration and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares). A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI"), is the Fund's distributor and is responsible for the sale of the Fund's shares.


INVESCO and IDI are subsidiaries of AMVESCAP PLC.

[GRAPH ICON]        PORTFOLIO MANAGER


The Fund is managed by a member of INVESCO's Sector Team, which is headed by William R. Keithler and John R. Schroer. The person primarily responsible for the day-to-day management of the Fund is:

WILLIAM R. KEITHLER, a Chartered Financial Analyst, has been the portfolio manager of the Technology Fund since January 1, 1999. He also manages the INVESCO VIF - Technology Fund and is a vice president of INVESCO. Bill was previously a portfolio manager with Berger Associates, Inc. (1993 to 1998) and a portfolio manager with INVESCO (1986 to 1993). He received an M.S. from the University of Wisconsin - Madison and a B.A. from Webster College.

[INVESCO ICON]      POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUND FOR SHORT-TERM TRADING PURPOSES.


This Fund is offered only to institutional investors and qualified retirement plans. The Fund offers shareholders the potential to increase the value of their capital over time. like most mutual funds, the fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance. While the Fund invests in a single targeted market sector, it seeks to minimize risk by investing in many different companies.


SUITABILITY FOR INVESTORS

Only you can determine if an investment in the Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Fund is most suitable for investors who:

o  are willing to grow their capital over the long-term (at least five years)
o  can accept the additional  risks  associated with sector investing
o understand that shares of the Fund can and likely will have significant price fluctuations
o are investing tax-deferred retirement accounts, such as Traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.
You probably do not want to invest in the Fund if you are:
o  primarily  seeking current  dividend income
o unwilling to accept potentially significant changes in the price of Fund shares
o  speculating  on  short-term fluctuations in the stock markets.

[INVESCO LOGO]      SHARE PRICE


CURRENT MARKET VALUE OF FUND ASSETS + ACCRUED INTEREST AND DIVIDENDS - FUND DEBTS, INCLUDING ACCRUED EXPENSES / NUMBER OF SHARES = YOUR SHARE PRICE (NAV).

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of trading on that exchange (normally, 4:00 p.m. New York time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which, generally, is on weekends and national holidays in the United States.


NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends, subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

All purchases, sales and exchanges of Fund shares are made by INVESCO at the NAV next calcualted after INVESCO receives proper instructions from you to purchase, redeem or exchange shares of the Fund. Your instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO hears from you after that time, your instructions will be processed at the NAV calculated at the end of the next day that the NYSE is open.




In addition, foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holidy observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of invest-ments held by the Fund on that day.

[INVESCO ICON]      HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY, 4:00 P.M. EASTERN TIME.

The Fund offers two classes of shares. Each class represents an identical interest in the Technology Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if applicable, payable by that class.

In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold you shares, (ii) the pro-visions of the distribution plan applicable to the class, if any, and (iii) the eligibility requirements that apply to purchases of a particular class.

This Fund is offered only to institutional investors and qualified retirement plans. This Fund is not available to retail investors.

There is no charge to invest, exchange or redeem shares when you make trans-actions directly through INVESCO. However, if you invest in the Fund through a securities broker, you may be charged a commission or transaction fee for either purchases or sales of Fund shares. For all new accounts, please send a completed application form, and specify the fund or funds you wish to purchase.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

EXCHANGE POLICY. You may exchange your shares in the Fund for those in another INVEDSCO mutual fund on the basis of their respective NAVs at the time of the exchange. Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund.

An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.


We have the following policies governing exchanges:

o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o  You may make up to four exchanges out of the Fund per year.
o The Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, in the best interests of the Fund and its shareholders. Notice of all modifications or terminations that affect all shareholders of the Fund will be given at least 60 days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.


In addition, the ability to exchange may be temporarily suspended at any time that sales of the Fund into which you wish to exchange are temporarily stopped.

Please remember that if you pay by check or wire and your funds do not clear, you will be responsible for any related loss to the Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

[INVESCO LOGY]      YOUR ACCOUNT SERVICES

SHAREHOLDER ACCOUNTS. INVESCO maintains your share account, which contains your current Fund holdings.

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You receive detailed confirmations of individual purchases, exchanges and sales. If you choose certain recurring transaction plans, your transactions are confirmed on your quarterly Investment Summaries.

TELEPHONE TRANSACTIONS. You may buy, exchange and sell Fund shares by telephone, unless you specifically decline these privileges when you fill out the INVESCO new account Application.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, WWW.INVESCO.COM.

Unless you decline the telephone transaction privileges when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or otherwise use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.


IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.


[INVESCO ICON]      HOW TO SELL SHARES

The following chart shows several convenient ways to sell your Fund shares. Shares of the Fund may be sold at any time at the next NAV calculated after your request to sell in proper form is received by INVESCO. Depending on the performance of the Fund, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times - particularly in periods of severe economic or market disruption - when you may experience delays in redeeming shares by phone.

INVESCO usually mails you the proceeds from the sale of Fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances - for instance, if normal trading is not taking place on the NYSE or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to 15 days


METHOD                     INVESTMENT MINIMUM                       PLEASE REMEMBER
----------------------------------------------------------------------------------------------------
BY TELEPHONE               $250 (or, if less, full liquidation      INVESCO's telephone redemp-
Call us toll-free at:      the account) for a redemption            tion privileges may be modified or
1-800-825-8085             check; $1,000 for a wire to your         terminated in the future at
                           bank of record. The maximum              INVESCO's discretion.
----------------------------------------------------------------------------------------------------
IN WRITING                 Any amount. The redemption
Mail your request to       request must be signed by all
INVESCO Funds Group,       registered account owners. Payment
Inc., P.O. Box 173706,     will be mailed to your address as
Denver, CO 80217-3706.     it appears on INVESCO's records,
You may also send your     or to a bank designated by you in
request by overnight       writing.
courier to 7800 E.
Union Ave., Denver,
CO 80217




METHOD                     INVESTMENT MINIMUM                       PLEASE REMEMBER
----------------------------------------------------------------------------------------------------
BY EXCHANGE                                                       See "Exchange Policy."
Between two INVESCO
funds. Call
1-800-525-8085 for
prospectuses of other
INVESCO funds.
Exchanges may be made
by phone or at our Web
site at www.invesco.com.
You may also establish
an automatic monthly
exchange service between
two INVESCO funds; call
us for further details
and the correct form.
----------------------------------------------------------------------------------------------------
PERIODIC WITHDRAWAL PLAN   This option is not available to
You may call us to request shareholders of the Fund.
appropriate form and more
information at 1-800-
525-8085.
----------------------------------------------------------------------------------------------------
PAYMENT TO THIRD PARTY     Any amount.                           All registered account owners
Mail your request to                                             must sign the request, with
INVESCO Funds Group,                                             signature guaranteees from an
Inc.,                                                            eligible guarantor financial
P.O. Box 173706                                                  institution, such as a
Denver, CO 80217-3706                                            bank or a recognized national
                                                                 securities firm.

[GRAPH ICON]        TAXES

Everyone's tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing in the Fund.

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR
TAXPAYER IDENTIFICATION NUMBER.


The Fund customarily  distributes to its shareholders  substantially all of its net investment income, net capital gains and net gains from foreign currency transactions,  if any. you receive a proportionate part of these  distributions,
depending  on  the   percentage  of  the  Fund's  shares  that  you  own.  These distributions  are required under federal tax laws governing mutual funds. It is the policy of the Fund to distribute all investment  company  taxable income and net capital gains. As a result of this policy and the Fund's  qualification as a regulated  investment  company, it is anticipated that the Fund will not pay any federal income or excise taxes.  Instead,  the Fund will be accorded  conduit or
"pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by the Fund in your taxable income for federal, state and local income tax purposes.
You also may realize capital gains or losses when you sell shares of the Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the Fund or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Fund is required by law to withhold 31% of your distributions and any money that you receive from the sale of shares of the Fund as a backup withholding tax.

We will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.


[GRAPH ICON]        DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS


The Fund earns ordinary or investment income from dividends and interest on its investments. The Fund expects to distribute substantially all of this investment income, less Fund expenses, to shareholders annually, or at such other times as the Fund may elect.


The Fund also realizes capital gains and losses when it sells securities in its portfolio for more or less than it paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in December.

NET INVESTMENT INCOME AND REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS
AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL
SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT ACCOUNTS).


Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long the Fund has held the underlying investment.
Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at the maximum capital gains rate, currently 20% for individuals.


Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares.  The Fund's NAV will drop by the amount of the  distribution  on the day the  distribution  is  made.  If you  buy  shares  of the  Fund  just  before  a distribution,  you may wind up "buying a dividend."  This means that if the Fund makes a dividend or capital gain  distribution  shortly  after you buy, you will
receive  some  of  your  investment  back  as  a  taxable   distribution.   Most
shareholders  want to avoid this. And, if you sell your shares at a loss for tax purposes and purchase a substantially identical investment within 30 days before or after that sale, the transaction is usually  considered a "wash sale" and you will not be able to claim a tax loss.


Dividends and capital gain distributions paid by the Fund are automatically reinvested in additional Fund shares at the NAV on the ex-dividend date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. If you choose to be paid by check, the minimum amount of the check must be at least $10; amounts less than that will be automatically reinvested. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, may be subject to federal income tax.



MARCH 1, 1999


INVESCO SECTOR FUNDS, INC.
TECHNOLOGY FUND - CLASS I


You may obtain additional information about the Fund from several sources.

FINANCIAL   REPORTS.   Although  this   Prospectus   describes  the  Fund's
anticipated  investments  and  operations,  the Fund also  prepares  annual  and semiannual reports that detail the Fund's actual investments at the report date.
These reports include  discussion of the Fund's recent  performance,  as well as market and general economic trends affecting the Fund's performance.  The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated March 1, 1999, is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.


INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at www.invesco.com. In addition, the Prospectus, annual report, semiannual report and SAI of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current annual report, semiannual report or SAI, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado
80217-3706; or call 1-800-525-8085. Copies of these materials are also available
(with a copying  charge)  from the SEC's Public  Reference  Section at 450 Fifth
Street, N.W., Washington, D.C. Information on the Public Reference Section can be obtained by calling 1-800-SEC-0330. The SEC file numbers for the Fund are 811-3826 and 002-85905.

To reach PAL(R), your 24-hour Personal Account Line, call: 1-800-424-8085.


If you're in Denver, please visit one of our convenient Investor Centers:

Cherry Creek
155-B Fillmore Street

Denver Tech Center
7800 East Union Avenue













811-3826



                      STATEMENT OF ADDITIONAL INFORMATION

                           INVESCO SECTOR FUNDS, INC.
                 (formerly, INVESCO Strategic Portfolios, Inc.)

                              INVESCO Energy Fund
                           INVESCO Environmental Fund
                        INVESCO Financial Services Fund
                               INVESCO Gold Fund
                          INVESCO Health Sciences Fund
                              INVESCO Leisure Fund
                   INVESCO Technology Fund - Classes I and II
                             INVESCO Utilities Fund

Address:                                 Mailing Address:

7800 E. Union Ave., Denver, CO 80237     P.O. Box 173706, Denver, CO 80217-3706


                                         Telephone:  303-930-6300


                      In continental U.S., 1-800-525-8085





                                March 1, 1999


A Prospectus for Energy,  Environmental Services, Financial Services, Gold,
Health Sciences,  Leisure, Technology - Class II and Utilities Funds dated March
1, 1999, and a Prospectus for Technology Fund - Class I dated March 1, 1999, provide the basic information you should know before investing in a Fund. This
Statement of Additional Information ("SAI") is incorporated by reference into each Fund's Prospectus; in other words, this SAI is legally part of the Funds'
Prospectuses. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectuses. It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectuses.


You may obtain, without charge, copies of the current Prospectuses of the Funds,
SAI  and  current  annual  and   semi-annual   reports  by  writing  to  INVESCO
Distributors,  Inc.,  P.O.  BOX 173706,  DENVER,  CO  80217-3706,  or by calling
1-800-525-8085.  Copies  of the  Prospectuses  also are  available  through  the
INVESCO web site at www.invesco.com.




TABLE OF CONTENTS

The Company . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 52

Investments, Policies and Risks . . . . . . . . . . . . . . . . . . . . . . 52

Management of the Funds . . . . . . . . . . . . . . . . . . . . . . . . . . 81

Other Service Providers . . . . . . . . . . . . . . . . . . . . . . . . . . 105

Brokerage Allocation and Other Practices  . . . . . . . . . . . . . . . . . 106

Capital Stock . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 109

Tax Consequences of Owning Shares of the Fund . . . . . . . . . . . . . . . 110

Performance   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 112

Financial Statements. . . . . . . . . . . . . . . . . . . . . . . . . . . . 115






THE COMPANY


The Company  was  incorporated  under the laws of Maryland as INVESCO  Strategic
Portfolios,  Inc.  on August 10,  1983.  On October  29,  1998,  the name of the
Company was changed to INVESCO Sector Funds, Inc.

The Company is an open-end, diversified, no-load management investment company currently consisting of eight portfolios of investments: Energy Fund, Environmental Services Fund, Financial Services Fund, Gold Fund, Health Sciences
Fund,  Leisure Fund,  Technology Fund - Classes I and II and Utilities Fund (the
"funds").

"Open-end" means that each Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share ("NAV"). A
"management" investment company actively buys and sells securities for each portfolio at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Funds) are commonly referred to as mutual funds. The Funds do not charge sales fees to purchase their shares. However, all the Funds, with the exception of the Technology Fund - Class I, do pay a 12b-1 distribution fee which is computed and paid monthly at an annual rate of 0.25% of each Fund's average net assets.

INVESTMENTS, POLICIES AND RISKS

The principal investments and policies of the Funds are discussed in the Prospectuses of the Funds. The Funds also may invest in the following securities and engage in the following practices.

ADRS -- American Depository Receipts, or ADRs, are securities issued by American banks. ADRs are receipts for the shares of foreign corporations that are held by the bank issuing the receipt. An ADR entitles its holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs gives a Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs are bought and sold in U.S. dollars, not foreign currencies. An
ADR that is "sponsored" means that the foreign corporation whose shares are represented by the ADR is actively involved in the issuance of the ADR, and generally provides material information about the corporation to the U.S.
market. An "unsponsored" ADR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR may not reflect important facts known only to the foreign company.

Since they mirror their underlying foreign securities, ADRs generally have the same risks as investing directly in the underlying foreign securities.




DEBT  SECURITIES  --  Debt  securities   include  bonds,  notes  and  other
securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often  referred  to as fixed  income  securities,  even if the rate of  interest varies over the life of the security.

Debt  securities  are  generally  subject to credit  risk and market  risk.
Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which a Fund has invested. A decline in interest rates tends to increase the market values of debt securities in which a Fund has invested.

Moody's Investors Services ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated debt securities tend to offer higher interest rates.
Lower-rated debt securities are often referred to as "junk bonds." Increasing the amount of Fund assets invested in unrated or lower grade straight debt securities may increase the yield produced by a Fund's debt securities but will also increase the credit risk of those securities. A debt security is considered lower grade if it is rated Ba or less by Moody's, BB or less by S&P.

A significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could adversely affect their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, a Fund's investment adviser attempts to limit purchases of lower-rated securities to securities having an established secondary market.


Lower-rated and non-rated debt securities of comparable quality are subject to wider  fluctuations  in yields  and  market  values  than  higher-rated  debt securities and may be considered speculative. Although a Fund may invest in debt
securities  assigned  lower  grade  ratings  by  S&P  or  Moody's,   the  Funds'
investments  have generally been limited to debt securities rated B or higher by either  S&P or  Moody's.  Debt  securities  rated  lower than B by either S&P or
Moody's are usually considered to be speculative.  The Funds' investment adviser will limit Fund  investments to debt securities  which the adviser  believes are not  highly  speculative  and  which  are  rated at  least  CCC by S&P or Caa by
Moody's.


Debt securities rated Caa by Moody's may be in default or may present risks
of  non-payment  of  principal  or  interest.   Lower-rated  securities  by  S&P
(categories  BB, B and CCC) include  those which are  predominantly  speculative because of the issuer's  perceived  capacity to pay interest and repay principal in accordance  with their terms;  BB indicates the lowest degree of  speculation and CCC a high degree of  speculation.  While such debt  securities  will likely have some quality and protective  characteristics,  these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.


EQUITY SECURITIES -- As discussed in the Prospectuses, the Funds may invest in common, preferred and convertible preferred stocks, and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common stocks and preferred stocks represent equity ownership in a corporation. Owners of stock, such as the Funds, share in a corporation's earnings through dividends which may be declared by the corporation, although the receipt of dividends is not the principal benefit that the Funds seek when they invest in stocks and similar instruments.

Instead,  the Funds seek to invest in stocks  that will  increase in market value and may be sold for more than a Fund  paid to buy  them.  Market  value is based upon constantly changing investor perceptions of what the company is worth compared to other  companies.  Although  dividends  are a factor in the changing
market  value  of  stocks,   many  companies  do  not  pay  dividends,   or  pay
comparatively small dividends.  As discussed in the Prospectuses,  the principal risk of investing  in equity  securities  is that their market value  fluctuates constantly,  often due to factors  entirely  outside the control of the Funds or the company  issuing the stock. At any given time, the market value of an equity security may be significantly  higher or lower than the amount paid by a Fund to acquire it.

Owners of preferred stocks are entitled to dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior dividends on the preferred stock have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have a priority on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating," which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The holders of a company's debt securities generally are entitled to be paid by the company before it pays anything to its stockholders.

Rights and warrants are securities which entitle the holder to purchase the securities of a company (usually,  its common stock) at a specified price during a specified time period.  The value of a right or warrant is affected by many of the same factors that determine the prices of common stocks. Rights and warrants
may  be  purchased   directly  or  acquired  in  connection   with  a  corporate
reorganization or exchange offer.

The Funds also may purchase convertible securities including convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock
(or other equity security), usually at a fixed price within a specified period of time. Until conversion, the owner of convertible securities usually receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

A convertible security has an "investment value" which is a theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. It also has a "conversion value," which is the market value the convertible security would have if it were exchanged for the underlying equity security. Convertible securities may be purchased at varying price levels above or below their investment values or conversion values.


Conversion value is a simple mathematical calculation that fluctuates directly with the price of the underlying security. However, if the conversion value is substantially below the investment value, the market value of the convertible security is governed principally by its investment value. If the conversion value is near or above the investment value, the market value of the convertible security generally will rise above investment value. In such cases, the market value of the convertible security may be higher than its conversion value, due to the combination of the convertible security's right to interest
(or dividend preference) and the possibility of capital appreciation from the conversion feature. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.

FOREIGN SECURITIES -- As discussed in the Prospectuses,  investments in the securities of foreign companies, or companies that have their principal business activities outside the United States,  involve certain risks not associated with investment in U.S.  companies.  Non-U.S.  companies generally are not subject to the same uniform  accounting,  auditing and financial  reporting  standards that
apply  to  U.S.  companies.   Therefore,  financial  information  about  foreign
companies  may be  incomplete,  or  may  not be  comparable  to the  information available  on  U.S.  companies.  There  may  also  be  less  publicly  available information about a foreign company.

Although  the volume of trading in foreign  securities  markets is growing, securities of many non-U.S. companies may be less liquid and have greater swings in price than securities of comparable U.S.  companies.  The costs of buying and selling securities on foreign securities  exchanges are generally  significantly higher  than  similar  costs  in the  United  States.  There is  generally  less government  supervision  and  regulation  of  exchanges,  brokers and issuers in foreign  countries  than there is in the United  States.  Investment in non-U.S.
securities  may also be subject to other risks  different  from those  affecting
U.S.   investments,   including  local   political  or  economic   developments,
expropriation  or  nationalization  of  assets,   confiscatory   taxation,   and
imposition of withholding taxes on dividends or interest payments. If it becomes necessary,  it may be  more  difficult  for a Fund to  obtain  or to  enforce  a judgment against a foreign issuer than against a domestic issuer.

Securities  traded on foreign  markets are usually bought and sold in local currencies,  not in  U.S.  dollars.  Therefore,  the  market  value  of  foreign securities  acquired by a Fund can be affected -- favorably or unfavorably -- by changes in currency rates and exchange control  regulations.  Costs are incurred in  converting  money from one currency to another.  Foreign  currency  exchange rates are  determined  by supply and  demand on the  foreign  exchange  markets.
Foreign exchange markets are affected by the  international  balance of payments
and  other   economic  and  financial   conditions,   government   intervention,
speculation  and other  factors,  all of which are  outside  the control of each
Fund.  Generally,  the Funds' foreign  currency  exchange  transactions  will be conducted on a cash or "spot" basis at the spot rate for  purchasing  or selling currency in the foreign currency exchange markets.


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Funds may enter into contracts to purchase or sell foreign currencies in the future, for example, as a hedge against possible changes in foreign exchange rates before settlement of a pending trade. A forward foreign currency exchange contract is an agreement between the contracting parties to exchange an amount of cur rency at some future time at an agreed upon rate. The rate can be higher or lower than the cash or "spot" rate between the currencies that are the subject of the contract.





A  forward  contract  generally  has  no  deposit  requirement,   and  such
transactions  do not  involve  commissions.  A Fund can hedge  against  possible variations in the value of the dollar versus another currency by entering into a forward  contract  for the  purchase  or sale  of all or part of the  amount  of foreign currency invested in a foreign security. A hedge can be used between the date the foreign security  transaction is executed and the date on which payment is made or  received,  or a hedge may be used  during  the time a Fund holds the foreign  security.  Hedging against a change in the value of a currency does not eliminate  fluctuations  in the prices of  securities  or prevent  losses if the prices  of  the  securities  decline.  Furthermore,  such  hedging  transactions preclude the  opportunity  for gain if the value of the hedged  currency  should rise.  There  can be no  assurance  that a Fund  will be in a better  or a worse position than if it had not entered into any forward contracts.

The  Funds  will  not  speculate  in  forward  foreign  currency   exchange
contracts.  Although  the Funds have no limit on their  ability  to use  forward foreign currency exchange  contracts as a hedge against  fluctuations in foreign exchange  rates  (except  to the  extent  that  in  certain  situations  hedging instruments  may not be  available),  the Funds do not  attempt  to hedge all of their non-U.S.  portfolio  positions.  The Funds will enter into forward foreign currency exchange  contracts only to the extent,  if any, deemed  appropriate by the  adviser and  sub-adviser.  Forward  contracts  may,  from time to time,  be considered illiquid, in which case they would be subject to a Fund's limitations on  investing  in  illiquid  securities.  The Funds will not enter into  forward contracts for a term of more than one year.

FUTURES AND OPTIONS -- Each of the Funds has adopted a policy which permits each Fund to purchase or sell put and call options on individual securities, securities indexes and currencies, or financial futures or options on financial futures. The following sub-sections entitled "Put and Call Options," "Futures and Options," and "Options on Futures Contracts," apply to each of the Funds, except the Environmental Services Fund.

     PUT AND CALL OPTIONS. An option on a security provides the purchaser, or "holder," with the right, but not the obligation, to purchase, in the case of a "call" option or sell, in the case of a "put" option, the security or securities underlying the option, for a fixed exercise price up to a stated expiration date. The holder pays a non-refundable purchase price for the option, known as the "premium." The maximum amount of risk the purchaser of the option assumes is equal to the premium plus related transaction costs, althought the entire amount may be lost. The risk of the seller, or "writer," however, is potentially unlimited, unless the option is "covered," which is generally accomplished through the writer's ownership of the underlying security, in the case of a call option, or the writer's segregation of an amount of cash or securities equal to the exercise price, in the case of a put option. If the writer's obligation is not so covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.

     Upon exercise of the option, the holder is required to pay the purchase price of the underlying security, in the case of a call option, or to deliver the security in return for the purchase price, in the case of a put option.
Conversely,  the  writer  is  required to deliver the security, in the case of a call  option,  or to purchase  the  security,  in the case of a put option.
Options on securities which have been purchased or written may be closed out prior to exercise or expiration by entering into an offsetting transaction on the exchange on which the initial position was established, subject to the availability of a liquid secondary market.

Options on securities are traded on national securities exchanges,  such as the Chicago Board of Options Exchange and the New York Stock Exchange, which are regulated  by the  Securities  and  Exchange  Commission.  The Options  Clearing
Corporation   ("OCC")   guarantees   the   performance   of  each  party  to  an
exchange-traded  option,  by in effect  taking  the  opposite  side of each such option. A holder or writer may engage in transactions in exchange-traded options on  securities  and options on indices of  securities  only through a registered broker/dealer which is a member of the exchange on which the option is traded.

An option position in an exchange-traded option may be closed out only on an exchange which provides a secondary market for an option of the same series.
Although a Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option at any particular time. In such event it might not be possible to effect closing transactions in a particular option with the result that a Fund would have to exercise the option in order to realize any profit. This would result in a Fund's incurring brokerage commissions upon the disposition of underlying securities acquired through the exercise of a call option or upon the purchase of underlying securities upon the exercise of a put option. If the Fund as covered call option writer is unable to effect a closing purchase transaction in a secondary market, unless such Fund is required to deliver the securities pursuant to the assignment of an exercise notice, it will not be able to sell the underlying security until the option expires.

Reasons  for the  potential  absence  of a liquid  secondary  market  on an exchange include the following:  (i) there may be insufficient  trading interest in certain options;  (ii)  restrictions may be imposed by an exchange on opening transactions or closing  transactions or both; (iii) trading halts,  suspensions or other  restrictions  may be imposed  with  respect to  particular  classes or
series  of  options  or  underlying  securities;   (iv)  unusual  or  unforeseen
circumstances may interrupt normal operations on an exchange; (v) the facilities of an  exchange  or a clearing  corporation  may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons,  decide or be compelled at some future date to discontinue the trading of options (or  particular  classes or series of options) in which event the  secondary  market on that  exchange  (or in the class or series of options)
would cease to exist,  although  outstanding  options on that exchange which had been  issued by a clearing  corporation  as a result of trades on that  exchange would  continue to be exercisable  in accordance  with their terms.  There is no assurance  that higher than  anticipated  trading  activity or other  unforeseen events might not, at a particular time,  render certain of the facilities of any of the clearing corporations inadequate and thereby result in the institution by an exchange of special  procedures which may interfere with the timely execution of customers' orders. However, the OCC, based on forecasts provided by the U.S.






exchanges, believes that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and such exchanges have advised the OCC that they believe their facilities will also be adequate to handle reasonably anticipated volume.

     FUTURES  CONTRACTS  AND OPTIONS ON FUTURES  CONTRACTS.  As described in the
Funds'  Prospectuses,  each Fund may enter into futures contracts,  and purchase and sell  ("write")  options to buy or sell  futures  contracts.  The Funds will comply with and adhere to all limitations in the manner and extent to which they effect  transactions in futures and options on such futures currently imposed by the rules and policy  guidelines of the  Commodity  Futures  Trading  Commission
("CFTC") as conditions  for  exemption of a mutual fund, or investment  advisers thereto, from registration as a commodity pool operator. No Fund will, as to any positions,  whether long, short or a combination thereof, enter into futures and options  thereon for which the aggregate  initial margins and premiums exceed 5%
of the fair market  value of its assets  after  taking into  account  unrealized profits and losses on options it has entered into. In the case of an option that is  "in-the-money,"  as defined in the Commodity  Exchange Act (the "CEA"),  the
"in-the-money"  amount may be excluded in computing  such 5%. (In general a call option on a future is  "in-the-money"  if the value of the  future  exceeds  the
exercise   ("strike")   price  of  the  call;  a  put  option  on  a  future  is
"in-the-money"  if the value of the  future  which is the  subject of the put is exceeded by the strike  price of the put.) Each Fund may use futures and options thereon for bona fide hedging or for other non- speculative  purposes within the meaning and intent of the applicable provisions of the CEA.

Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Instead, the Fund will be required to deposit in its segregated asset account an amount of cash or qualifying securities (currently U.S. Treasury bills), currently in a minimum amount of $15,000. This is called "initial margin." Such initial margin is in the nature of a performance bond or good faith deposit on the contract.
However, since losses on open contracts are required to be reflected in cash in the form of variation margin payments, a Fund may be required to make additional payments during the term of the contracts to its broker. Such payments would be required, for example, where, during the term of an interest rate futures contract purchased by a Fund, there was a general increase in interest rates, thereby making such Fund's securities less valuable. In all instances involving the purchase of futures contracts by a Fund, an amount of cash together with such other securities as permitted by applicable regulatory authorities to be utilized for such purpose, at least equal to the market value of the futures contracts, will be deposited in a segregated account with such Fund's custodian to collateralize the position. At any time prior to the expiration of a futures contract, a Fund may elect to close its position by taking an opposite position which will operate to terminate its position in the futures contract.

Where futures are purchased to hedge against a possible increase in the price of a security before a Fund is able in an orderly fashion to invest in the security, it is possible that the market may decline instead. If the Fund, as a result, concluded not to make the planned investment at that time because of concern as to possible further market decline or for other reasons, the Fund would realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.







In addition to the possibility that there may be an imperfect correlation or no correlation at all between movements in the futures contracts and the portion of the portfolio being hedged, the price of a futures contract may not correlate perfectly with movements in the prices due to certain market distortions. All participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between underlying instruments and the value of the futures contract. Moreover, the deposit requirements in the futures market are less onerous than margin requirements in the securities market and may therefore cause increased participation by speculators in the futures market. Such increased participation may also cause temporary price distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in the underlying instrument and movements in the price of futures contracts, the value of futures contracts as a hedging device may be reduced.

In addition, if a Fund has insufficient available cash, it may at times have to sell securities to meet variation margin requirements. Such sales may have to be effected at a time when it may be disadvantageous to do so.

As noted above, a Fund may buy and write options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security.
Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Fund is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in such Fund's holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund is considering buying. If a call or put option which a Fund has written is exercised, such Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of the futures positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices.

The amount of risk a Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transactions costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be reflected fully in the value of the options bought.

For a more complete discussion of the risks involved in futures and options on futures and other securities, refer to Appendix A ("Description of Futures, Options and Forward Contracts").

OPTIONS, FUTURES AND OTHER FINANCIAL INSTRUMENTS AND THEIR STRATEGIC USES
(TECHNOLOGY FUND - CLASS I ONLY)

     GENERAL.  As discussed in its Prospectus,  INVESCO may use various types of financial instruments,  some of which are derivatives,  to attempt to manage the risk of the Fund's  investments  or, in certain  circumstances,  for  investment
(e.g., as a substitute for investing in securities). These financial instruments include options, futures contracts (sometimes referred to as "futures"), forward
contracts,   swaps,   caps,   floors  and  collars   (collectively,   "Financial
Instruments").  The  policies  in this  section  do not apply to other  types of instruments  sometimes referred to as derivatives,  such as indexed  securities, mortgage-backed  and other  asset-backed  securities,  and stripped interest and principal of debt.

     Generally,  the Fund is authorized to use any type of Financial Instrument.
However,  as a  non-fundamental  policy,  the Fund  will  only use a  particular
Financial Instrument (other than those related to foreign currency) if the Fund is authorized to take a position in the type of asset to which the return on, or value of, the Financial Instrument is primarily related. Therefore, for example, if the Fund is authorized to invest in a particular type of security (such as an equity security), it could take a position in an option on an index relating to equity securities. With respect to foreign currency Financial Instruments, as a non-fundamental policy the Fund will only use these Financial Instruments if the Fund is authorized to invest in foreign securities. In addition, the Fund presently has a non-fundamental policy to utilize only exchange-traded Financial
Instruments, other than forward currency contracts. This policy would not, however, prevent the Fund from investing in a security, such as an indexed security, with an imbedded component, such as a cap or a floor.




Hedging strategies can be broadly categorized as "short" hedges and "long" or "anticipatory" hedges. A short hedge involves the use of a Financial
Instrument in order to partially or fully off- set potential variations in the value of one or more investments held in the Fund's portfolio. A long or anticipatory hedge involves the use of a Financial Instrument in order to partially or fully offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. In an anticipatory hedge transaction, the Fund does not already own a corresponding security. Rather, it relates to a security or type of security that the Fund intends to acquire. If the Fund does not eliminate the hedge by purchasing the security as anticipated, the effect on the Fund's portfolio is the same as if a long position were entered into. Financial Instruments may also be used, in certain circumstances, for investment (e.g., as a substitute for investing in securities).

Financial  Instruments  on  individual  securities  generally  are  used to attempt to hedge against price  movements in one or more  particular  securities
positions  that  the  Fund  already  owns  or  intends  to  acquire.   Financial
Instruments on indexes, in contrast,  generally are used to attempt to hedge all or a portion of a portfolio  against price movements of the securities  within a market sector in which the Fund has invested or expects to invest.

The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several exchanges upon which they are traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, the Fund's ability to use Financial Instruments will be limited by tax considerations. See "Dividends, Capital Gains Distributions and Taxes."

In addition to the instruments and strategies described below, INVESCO may use other similar or related techniques to the extent that they are consistent with the Fund's investment objective and permitted by the Fund's investment limitations and applicable regulatory authorities. The Fund's Prospectus or Statement of Additional Information ("SAI") will be supplemented to the extent that new products or techniques become employed involving materially different risks than those described below or in the Prospectus.

     COVER. Positions in Financial Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in a segregated account with its custodian in the prescribed amount as determined daily.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Financial Instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to cover or in segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.




     OPTIONS. The Fund may engage in certain strategies involving options to attempt to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon exercise price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. See "Options on Indexes" below with regard to cash settlement of option contracts on index values.

The purchase of call options can serve as a hedge against a price rise of the underlier and the purchase of put options can serve as a hedge against a price decline of the underlier. Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value.

Writing put options can serve as a limited long or anticipatory hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at more than its market value.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions. Options that expire unexercised have no value.

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction.
Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.









     RISKS OF OPTIONS ON SECURITIES. Options embody the possibility of large amounts of exposure, which will result in the Fund's net asset value being more sensitive to changes in the value of the related investment.

The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. If the Fund is not able to enter into an offsetting closing transaction on an option it has written, it will be required to maintain the securities subject to the call or the liquid assets underlying the put until a closing purchase transaction can be entered into or the option expires. However, there can be no assurance that such a market will exist at any particular time.

If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

     OPTIONS ON INDEXES. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and changes in value depend on changes in the index in question. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, upon exercise of the call, the purchaser will receive from the Fund an amount of cash equal to the positive difference between the closing price of the index and the exercise price of the call times a specified multiple
("multiplier"), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put to deliver to the Fund an amount of cash equal to the positive difference between the exercise price of the put and the closing price of the index times the multiplier. When the Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the positive difference between the exercise price of the put and the closing level of the index times the multiplier.

The risks of purchasing and selling options on indexes may be greater than options on securities. Because index options are settled in cash, when the Fund writes a call on an index it cannot fulfill its potential settlement obligations by delivering the underlying securities. The Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.








Even if the Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options.
When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level. As with other kinds of options, the Fund as the call writer will not learn that the Fund has been assigned until the next business day. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because in that case the writer's obligation is to deliver the underlying security, not to pay its value as of a moment in the past. In contrast, the writer of an index call will be required to pay cash in an amount based on the difference between the closing index value on the exercise date and the exercise price. By the time it learns that it has been assigned, the index may have declined. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure.

If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund nevertheless will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. When the Fund purchases or sells a futures contract, it incurs an obligation respectively to take or make delivery of a specified amount of the obligation underlying the contract at a specified time and price. When the Fund writes an option on a futures contract, it becomes obligated to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If the Fund writes a call, on exercise it assumes a short futures position. If it writes a put, on exercise it assumes a long futures position.

The purchase of futures or call options on futures can serve as a long or an anticipatory hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long or anticipatory hedge.

In addition, futures strategies can be used to manage the duration and associated interest rate risk of the Fund's fixed-income portfolio. If INVESCO wishes to shorten the duration of the Fund's fixed-income portfolio, the Fund may sell an appropriate debt futures contract or a call option thereon, or purchase a put option on that futures contract. If INVESCO wishes to lengthen the duration of the Fund's fixed-income portfolio, the Fund may buy an appropriate debt futures contract or a call option thereon, or sell a put option thereon.








At the  inception  of a futures  contract,  the Fund is required to deposit
"initial margin" in an amount generally equal to 10% or less of the contract value. Initial margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Subsequent
"variation margin" payments are made to and from the futures broker daily as the value of the futures or written option position varies, a process known as "marking-to-market." Unlike margin in securities transactions, initial margin on futures contracts and written options on futures contracts does not represent a borrowing on margin, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required to increase the level of initial margin payments. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities in order to do so at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures used by the Fund may be closed only on an exchange or board of trade that provides a market. However, there can be no assurance that a liquid market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to continue to maintain the position being hedged by the futures contract or option or to continue to maintain cash or securities in a segregated account.

To the extent that the Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into.






This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

     RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads at a given time between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Due to the possibility of distortion, a hedge may not be successful.
Additionally, INVESCO may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements or the time span within which the movements take place.

     INDEX FUTURES. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of a hedge increases as the composition of the Fund's portfolio diverges from the index. The price of the index futures may move proportionately more than or less than the price of the securities being hedged. If the price of the index futures moves proportionately less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. However, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by movement of the price of the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge.

Where index futures are purchased in an anticipatory hedge, it is possible that the market may decline instead. If the Fund then decides not to invest in the securities at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

     FOREIGN CURRENCY HEDGING STRATEGIES--SPECIAL  CONSIDERATIONS.  The Fund may
use  options  and  futures  contracts  on  foreign   currencies,   as  mentioned
previously,  and forward currency  contracts,  as described below, to attempt to hedge  against  movements in the values of the foreign  currencies  in which the
Fund's securities are denominated or, in certain  circumstances,  for investment
(e.g.,  as a substitute  for  investing  in  securities  denominated  in foreign currency).  Currency  hedges can protect  against price  movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated.







The Fund might seek to hedge  against  changes in the value of a particular currency  when no Financial  Instruments  on that currency are available or such
Financial   Instruments   are  more  expensive  than  certain  other   Financial
Instruments.  In such cases,  the Fund may seek to hedge against price movements in that currency by entering into  transactions  using Financial  Instruments on another currency or a basket of currencies,  the value of which INVESCO believes will have a high degree of  positive  correlation  to the value of the  currency being hedged.  The risk that movements in the price of the Financial  Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction may be increased when this strategy is used.

The value of Financial  Instruments  on foreign  currencies  depends on the value of the underlying  currency  relative to the U.S. dollar.  Because foreign
currency   transactions   occurring  in  the  interbank   market  might  involve
substantially  larger  amounts than those  involved in the use of such Financial
Instruments,  the Fund could be  disadvantaged  by having to deal in the odd lot market  (generally  consisting of  transactions of less than $1 million) for the underlying  foreign  currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

     FORWARD CURRENCY CONTRACTS AND FOREIGN CURRENCY DEPOSITS. The Fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered. Forward currency contracts are negotiated directly between currency traders (usually large commercial banks) and their customers.


Such transactions may serve as long or anticipatory hedges; for example, the Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contracts may also serve as short hedges; for example, the Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

The Fund may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by entering into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Fund's existing investments are denominated. This type of hedge could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The Fund may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if INVESCO anticipates that there will be a positive correlation between the two currencies.

The cost to the Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved.
When the Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction.

As is the case with futures  contracts,  purchasers  and sellers of forward currency  contracts can enter into offsetting closing  transactions,  similar to
closing   transactions   on  futures   contracts,   by  selling  or  purchasing,
respectively,  an  instrument  identical  to the  instrument  purchased or sold.
Secondary  markets generally do not exist for forward currency  contracts,  with the result that closing transactions  generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Fund will in fact be able to close out a forward  currency contract at a favorable  price prior to maturity.  In addition,  in the event of insolvency of the counterparty,  the Fund might be unable to close out a forward currency  contract.  In either event,  the Fund would  continue to be subject to market risk with respect to the position,  and would  continue to be required to maintain a position in  securities  denominated  in the  foreign  currency or to maintain cash or liquid assets in a segregated account.








The precise matching of forward currency contract amounts and the value of the securities, dividends or interest payments involved generally will not be possible because the value of such securities, dividends or interest payments, measured in the foreign currency, will change after the forward currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Forward currency contracts may substantially change the Fund's investment exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as INVESCO anticipates. There is no assurance that INVESCO's use of forward currency contracts will be advantageous to the Fund or that it will hedge at an appropriate time.

The Fund may also purchase and sell foreign currency and invest in foreign currency deposits. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

     COMBINED POSITIONS. The Fund may purchase and write options in combination with each other, or in combination with futures or forward currency contracts, to manage the risk and return characteristics of its overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs.

     TURNOVER. The Fund's options and futures activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by the Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once the Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by the Fund may also cause the sale of related investments, also increasing turnover; although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.









     SWAPS,  CAPS,  FLOORS AND  COLLARS.  The Fund is  authorized  to enter into
swaps,   caps,   floors  and  collars.   However,   these  instruments  are  not
exchange-traded  and the Fund presently has a non-fundamental  policy to utilize only exchange-traded Financial Instruments.

Swaps involve the exchange by one party with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of a cap or a floor entitles the purchaser, to the extent that a specified index exceeds in the case of a cap, or falls below in the case of a floor, a predetermined value, to receive payments on a notional principal amount from the party selling such instrument. A collar combines elements of buying a cap and selling a floor.

     SPECIAL  RISKS.   Financial  Instruments  and  their  use  involve  special
considerations and risks, certain of which are described below.

     (1) If INVESCO employs a Financial Instrument that correlates imperfectly with the Fund's investments, a loss could result, regardless of whether or not the intent was to manage risk. Financial Instruments may increase the volatility of the Fund. In addition, these techniques could result in a loss if there is not a liquid market to close out a position that the Fund has entered.

     (2) There might be imperfect correlation between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. This might be caused by certain kinds of trading activity that distorts the normal price relationship between the security being hedged and the Financial Instrument. Similarly, the effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

     The  Fund   presently  has  a   non-fundamental   policy  to  utilize  only
exchange-traded  Financial  Instruments,  other than forward currency contracts.
Because  there are a  limited  number of types of  exchange-traded  options  and futures contracts,  it is likely that the standardized  contracts available will not match the Fund's current or  anticipated  investments  exactly.  The Fund is authorized  to use options  and futures  contracts  related to  securities  with issuers,  maturities or other  characteristics  different from the securities in which it  typically  invests.  This  involves a risk that the options or futures position will not track the performance of the Fund's portfolio investments.

     The direction of options and futures price movements can also diverge from the direction of the movements of the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may take positions in options and futures contracts with a greater or lesser face value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.

     (3) If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements of portfolio securities. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if the Fund entered into a short hedge because INVESCO projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase would likely be wholly or partially offset by a decline in the value of the short position in the Financial Instrument. Moreover, if the price of the Financial
Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.

     (4) The  Fund's  ability  to close  out a  position  in an  exchange-traded
Financial Instrument prior to expiration or maturity depends on the degree of liquidity of the market.

     (5) As described below, the Fund is required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (i.e., Financial
Instruments other than purchased options). If the Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or segregated accounts or make such payments until the position expired. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

GOLD BULLION -- The Gold Fund may invest up to 10% of its assets directly in gold bullion. The two largest national producers of gold bullion are the Republic of South Africa and the Commonwealth of Independent States (the former
Soviet Union). Changes in political and economic conditions affecting either country may have a direct impact on its sales of gold bullion. The Gold Fund will purchase gold bullion from, and sell gold bullion to, banks (both U.S. and foreign) and dealers who are members of, or affiliated with members of, a regulated U.S. commodities exchange, in accordance with applicable investment laws. Values of gold bullion held by the Gold Fund are based upon daily quotes provided by banks or brokers dealing in such commodities.

ILLIQUID SECURITIES -- Securities which do not trade on stock exchanges or in the over the counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that a Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. The Funds may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. A Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its TOTAL assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

     The principal risk of investing in illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the securities with the SEC, and otherwise obtaining listing on a securities exchange or in the over the counter market.


144A SECURITIES -- A Fund also may invest in securities that can be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). In recent years, a large institutional market has developed for many Rule 144A Securities. Institutional investors generally cannot sell these securities to the general public but instead will often depend on an efficient institutional market in which Rule 144A Securities can readily be resold to other institutional investors, or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that a Rule 144A Security is illiquid. Institutional markets for Rule 144A Securities may provide both reliable market values for Rule 144A
Securities and enable a Fund to sell a Rule 144A  investment  when  appropriate.
For this reason, the Company's board of directors has concluded that if a sufficient institutional trading market exists for a given Rule 144A security, it may be considered "liquid," and not subject to a Fund's limitations on investment in restricted securities. The Company's board of directors has given
INVESCO  the  day-to-day  authority  to  determine  the  liquidity  of Rule 144A
Securities, according to guidelines approved by the board. The principal risk of investing in Rule 144A Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A Security held by a Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.



LEVERAGE -- If shareholders of Class II of INVESCO  Technology Fund approve its use  (INVESCO as initial  shareholder  of Class I having  done so),  INVESCO
Technology  Fund  would be  permitted  to borrow for the  purpose of  purchasing portfolio  securities.  This  is  a  speculative  technique  commonly  known  as leverage.  Since the  Technology  Fund's  inception,  leverage  has  never  been employed,  and it may  not be  employed  by  any of the  Funds  without  express authorization  of the Company's board of directors.  Such  authorization  is not presently contemplated. Should the leverage technique be employed at some future
date,  it  would  be  employed  with  the   expectation   that  portfolio  gains
attributable to the investment of borrowed monies will exceed the interest costs on such monies.  If this  expectation  were not realized and the market value of securities so purchased  declined,  however,  the impact of such market  decline would be increased by the amount of interest paid on such borrowings.




REPURCHASE AGREEMENTS -- A Fund may enter into repurchase agreements, or REPOs, on debt securities that the Fund is allowed to hold in its portfolio.
This is a way to invest money for short periods. A REPO is an agreement under which the Fund acquires a debt security and then resells it to the seller at an agreed upon price and date (normally, the next business day). The repurchase price represents an interest rate effective for the short period the debt security is held by the Fund, and is unrelated to the interest rate on the underlying debt security. A repurchase agreement is often considered as a loan collateralized by securities. The collateral securities acquired by the Fund
(including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement. The collateral securities are held by the Fund's custodian bank until the repurchase agreement is completed.

The Funds may enter into repurchase agreements with commercial banks, registered broker-dealers or registered government securities dealers that are creditworthy under standards established by the Company's board of directors.
The Company's board of directors has established standards that the investment adviser and sub-adviser must use to review the creditworthiness of any bank, broker or dealer that is party to a REPO. REPOs maturing in more than seven days are considered illiquid securities. A Fund will not enter into repurchase agreements maturing in more than seven days if as a result more than 10% of the Fund's assets would be invested in these repurchase agreements and other illiquid securities.

As noted above, the Funds use REPOs as a means of investing cash for short periods of time. Although REPOs are considered to be highly liquid and comparatively low-risk, the use of REPOs does involve some risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss on the sale of the collateral security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

SECURITIES  LENDING -- Although they do not do so at this time, and have no present intention of doing so, the Funds may lend their portfolio  securities to
qualified  brokers,  dealers,  banks,  or  other  financial  institutions.   The
advantage of lending  portfolio  securities is that a Fund continues to have the benefits  (and risks) of ownership of the loaned  securities,  while at the same time receiving interest from the borrower of the securities. The primary risk in lending  portfolio  securities is that a borrower may fail to return a portfolio security.


WHEN-ISSUED/DELAYED   DELIVERY  --  Ordinarily,  the  Funds  buy  and  sell
securities  on an  ordinary  settlement  basis.  That means that the buy or sell order  is  sent,  and a Fund  actually  takes  delivery  or  gives  up  physical possession  of the security on the  "settlement  date," which is three  business days  later.  However,  the Funds also may  purchase  and sell  securities  on a when-issued or delayed delivery basis.









When-issued or delayed delivery transactions occur when securities are purchased or sold by a Fund and payment and delivery take place at an agreed-upon time in the future. The Funds may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When a Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction.
However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect a Fund.


INVESTMENT RESTRICTIONS AND STRATEGIES (ENERGY, ENVIRONMENTAL SERVICES,
FINANCIAL SERVICES, GOLD, HEALTH SCIENCES, LEISURE AND UTILITIES FUNDS)

The Funds operate under certain investment restrictions. For purposes of the following restrictions, all percentage limitations apply immediately after a purchase or initial investment. Any subsequent change in a particular percentage resulting from fluctuations in value does not require the sale of any security from a portfolio of a Fund.

The following restrictions are fundamental and may not be changed with respect to the above-named Funds without prior approval of a majority of the outstanding voting securities of the Fund, as defined in the Investment Company
Act of 1940, as amended (the "1940 Act"). Each of the aforementioned Funds, unless otherwise indicated, may not:

     (1) issue senior securities as defined in the 1940 Act (except insofar as the Fund may be deemed to have issued a senior security by reason of entering into a repurchase agreement, or borrowing money, in accordance with the restrictions described below, and in accordance with the position of the staff of the Securities and Exchange Commission set forth in Investment Company Act
Release No. 10666);

     (2) mortgage, pledge or hypothecate portfolio securities or borrow money, except that borrowings from banks for temporary or emergency purposes (but not for investment) are permitted in an amount not exceeding with respect to the Financial Services, Health Sciences, Leisure, Technology or Utilities Funds 10%, or, with respect to the Energy, Environmental Services and Gold Funds, 33-1/3% of the value of the Fund's total assets, i.e., its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed the relevant 10% or 33-1/3% limitation by reason of a decline in total assets will be reduced within three business days to the extent necessary to comply with the relevant 10% or 33-1/3% limitation. A Fund will not purchase additional securities while any borrowings on behalf of that Fund exist;








     (3) buy or sell commodities or commodity contracts  (however,  the Fund may
purchase   securities  of  companies  which  invest  in  the   foregoing).   The
Environmental  Services  Fund also may not buy or sell oil, gas or other mineral interests or exploration programs (however,  the Environmental Services Fund may
purchase   securities  of  companies  which  invest  in  the  foregoing).   This
restriction  shall not prevent the Funds from  purchasing or selling  options on individual securities, security indexes, and currencies, or financial futures or options on financial futures, or undertaking  forward currency  contracts.  This restriction  shall not  prevent  the Gold Fund from  investing  up to 10% of its total assets in gold bullion;

     (4) purchase the securities of any company if as a result of such purchase more than 10% of total assets would be invested in securities which are subject to legal or contractual restrictions on resale ("restricted securities") and in securities for which there are no readily available market quotations; or enter into a repurchase agreement maturing in more than seven days, if as a result, such repurchase agreements, together with restricted securities and securities for which there are no readily available market quotations, would constitute more than 10% of total assets;

     (5) sell short or buy on margin. This restriction shall not prevent the Funds from purchasing or selling options on futures, or writing, purchasing, or selling puts and calls;

     (6) buy or sell real estate or interests therein (however, securities issued by companies which invest in real estate or interests therein may be purchased and sold);

     (7) invest in the securities of any other investment company except for a purchase or acquisition in accordance with a plan of reorganization, merger or consolidation;

     (8) invest in any company for the purpose of exercising control or management;

     (9) engage in the underwriting of any securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security;

     (10) make loans to any person, except through the purchase of debt securities in accordance with the investment policies of the Funds, or the lending of portfolio securities to broker-dealers or other institutional investors, or the entering into repurchase agreements with member banks of the Federal Reserve System, registered broker-dealers and registered government securities dealers. The aggregate value of all portfolio securities loaned may not exceed 33-1/3% of a Fund's total assets (taken at current value). No more than 10% of a Fund's total assets may be invested in repurchase agreements maturing in more than seven days;










     (11) purchase securities of any company in which any officer or director of the Fund or its investment adviser owns more than 1/2 of 1% of the outstanding securities of such company and in which the officers and directors of the Fund and its investment adviser, as a group, own more than 5% of such securities;

     (12) with respect to seventy-five percent (75%) of each Fund's total assets, purchase the securities of any one issuer (except cash items and "government securities" as defined under the 1940 Act), if the purchase would cause a Fund to have more than 5% of the value of its total assets invested in the securities of such issuer or to own more than 10% of the outstanding voting securities of such issuer;

     (13) invest more than 5% of its total assets in an issuer having a record, together with predecessors, of less than three years' continuous operation.

         In applying restriction (4) above, each Fund also includes illiquid securities (those which cannot be sold in the ordinary course of business within seven days at approximately the valuation given to them by the Fund) among the securities subject to the 10% of assets limit.

         With respect to investment restriction (4) above, the board of directors has delegated to the Funds' investment adviser the authority to determine that a liquid market exists for securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such rule, and that such securities are not subject to a Fund's limitations on investing in illiquid securities and securities for which there are no readily available market quotations. Under guidelines established by the board of directors, the adviser will consider the following factors, among others, in making this determination: (1) the unregistered nature of a Rule 144A security; (2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). However, illiquid Rule 144A Securities are still subject to a Fund's limitation on investments in restricted securities
(securities for which there are legal or contractual  restrictions  on resale).

         An additional investment restriction adopted by the Company on behalf of each of the Funds, which may be changed by the directors at their discretion, provides that the Funds will not:

          (a) enter into any futures contracts, options on futures, puts and calls if immediately thereafter the aggregate margin deposits on all outstanding derivative positions held by the Fund and premiums paid on outstanding positions, after taking into account unrealized profits and losses, would exceed
5% of the market value of the total assets of the Fund, or (b) enter into any derivative positions if the aggregate net amount of a Fund's commitments under outstanding derivative positions of the Fund would exceed the market value of the total assets of the Fund.

INVESTMENT RESTRICTIONS AND STRATEGIES (TECHNOLOGY FUND ONLY)

The shareholders of Class I and Class II of INVESCO Technology Fund have approved separate statements of investment restrictions, both of which apply to the Fund.

The shareholders of INVESCO Technology Fund - Class I have adopted the following nine restrictions as fundamental, which, therefore, may not be changed without the prior approval of a majority, as defined in the 1940 Act, of the outstanding Class I voting securities of the Fund. (Unless and until changed by the Class II shareholders of the Fund, the fourteen fundamental policies adopted by the Class II shareholders set forth below will also apply to the Fund, but they have not been adopted as fundamental by Class I shareholders, and will therefore be treated as non-fundamental with respect to them.)

     (1) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or municipal securities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

     (2) with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

     (3) underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the Securities Act of 1933, as amended, in connection with the disposition of the Portfolio's portfolio securities;

     (4) borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

     (5) issue  senior  securities,  except as  permitted  under the  Investment
Company Act of 1940;

     (6) lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;







     (7) purchase or sell physical  commodities;  however, this policy shall not
prevent  the  Fund  from  purchasing  and  selling  foreign  currency,   futures
contracts,  options,  forward contracts,  swaps, caps, floors, collars and other financial instruments;

     (8) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

     (9) The Fund may,  notwithstanding any other fundamental  investment policy or limitation,  invest all of its assets in the securities of a single  open-end management  investment  company  managed  by INVESCO  Funds  Group,  Inc.  or an
affiliate  or  successor   thereof  with   substantially  the  same  fundamental
investment objective, policies and limitations as the Fund.

The  INVESCO   Technology  Fund  -  Class  II  has  adopted  the  following restrictions  which are  fundamental  and may not be changed  without  the prior approval of a majority,  as defined in the 1940 Act, of the outstanding Class II voting securities of the Fund. The INVESCO  Technology Fund - Class II will not:

     (1) issue senior securities as defined in the 1940 Act (except insofar as the Fund may be deemed to have issued a senior security by reason of entering into a repurchase agreement, or borrowing money, in accordance with the restrictions described below, and in accordance with the position of the staff of the Securities and Exchange Commission set forth in Investment Company Act
Release No. 10666);

     (2) mortgage, pledge or hypothecate portfolio securities or borrow money, except that borrowings from banks for temporary or emergency purposes (but not for investment) are permitted in an amount not exceeding 10% of the value of the Fund's total assets, i.e., its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed the 10% limitation by reason of a decline in total assets will be reduced within three business days to the extent necessary to comply with the 10% limitation. The
Fund will not purchase additional securities while any borrowings on behalf of the Fund exist;

     (3) buy or sell commodities or commodity contracts  (however,  the Fund may
purchase   securities  of  companies  which  invest  in  the  foregoing).   This
restriction  shall not prevent the Fund from  purchasing  or selling  options on individual securities, security indexes, and currencies, or financial futures or options on financial futures, or undertaking forward currency contracts.

     (4) purchase the securities of any company if as a result of such purchase more than 10% of total assets would be invested in securities which are subject to legal or contractual restrictions on resale ("restricted securities") and in securities for which there are no readily available market quotations; or enter into a repurchase agreement maturing in more than seven days, if






as  a  result,  such  repurchase   agreements,   together  with  restricted
securities  and  securities  for which  there are no  readily  available  market quotations, would constitute more than 10% of total assets;

     (5) sell short or buy on margin. This restriction shall not prevent the Fund from purchasing or selling options on futures, or writing, purchasing, or selling puts and calls;

     (6) buy or sell real estate or interests therein (however, securities issued by companies which invest in real estate or interests therein may be purchased and sold);

     (7) invest in the securities of any other investment company except for a purchase or acquisition in accordance with a plan of reorganization, merger or consolidation;

     (8) invest in any company for the purpose of exercising control or management;

     (9) engage in the underwriting of any securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security;

     (10) make loans to any person, except through the purchase of debt securities in accordance with the investment policies of the Fund, or the lending of portfolio securities to broker-dealers or other institutional investors, or the entering into repurchase agreements with member banks of the Federal Reserve System, registered broker-dealers and registered government securities dealers. The aggregate value of all portfolio securities loaned may not exceed 33-1/3% of the Fund's total assets (taken at current value). No more than 10% of the Fund's total assets may be invested in repurchase agreements maturing in more than seven days;

     (11) purchase securities of any company in which any officer or director of the Fund or its investment adviser owns more than 1/2 of 1% of the outstanding securities of such company and in which the officers and directors of the Fund and its investment adviser, as a group, own more than 5% of such securities;

     (12) with respect to seventy-five percent (75%) of the Fund's total assets, purchase the securities of any one issuer (except cash items and "government securities" as defined under the 1940 Act), if the purchase would cause the Fund to have more than 5% of the value of its total assets invested in the securities of such issuer or to own more than 10% of the outstanding voting securities of such issuer;

     (13) invest more than 5% of its total assets in an issuer having a record, together with predecessors, of less than three years' continuous operation.

     In addition to the above restrictions, a fundamental policy of the Technology Fund - Class II is not to invest more than 25% of its total assets
(taken  at  market  value  at  the time of each investment) in the securities of issuers in any one industry (e.g., computer software within the technology business sector). In applying this restriction, the Technology Fund - Class II uses an industry classification system based on a modified S&P industry code classification schema which uses various sources to classify securities.

     In applying restriction (4) above, the Fund also includes illiquid securities (those which cannot be sold in the ordinary course of business within seven days at approximately the valuation given to them by the Fund) among the securities subject to the 10% of total assets limit.

     With respect to investment  restriction  (4) above,  the board of directors has delegated to the Fund's investment adviser the authority to determine that a liquid market exists for  securities  eligible for resale  pursuant to Rule 144A under the 1933 Act, or any successor to such rule, and that such  securities are not subject to the Fund's  limitations  on investing in illiquid  securities and securities for which there are no readily  available  market  quotations.  Under guidelines established by the board of directors,  the adviser will consider the
following  factors,  among  others,  in  making  this  determination:   (1)  the
unregistered  nature of a Rule 144A  security;  (2) the  frequency of trades and quotes for the security;  (3) the number of dealers  willing to purchase or sell
the  security  and  the  number  of  other  potential  purchasers;   (4)  dealer
undertakings  to make a  market  in the  security;  and (5)  the  nature  of the security and the nature of marketplace  trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).
However,  illiquid  Rule  144A  Securities  are  still  subject  to  the  Fund's limitation on investments in restricted  securities  (securities for which there are legal or contractual restrictions on resale).


In addition, the INVESCO Technology Fund has the following non-fundamental policies, which may be changed without shareholder approval:

     (a) The Fund may not sell securities short(unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments;

     (b) The Fund may borrow money only from a bank or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (4)). The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.







     (c) The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     (d) The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

     (e) With respect to the fundamental limitation (1), domestic and foreign banking will be considered to be different industries.

In applying restriction (c) above, the board of directors has delegated to the Fund's investment adviser the authority to determine that a liquid market exists for securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such rule, and that such securities are not subject to the Fund's 15% of total assets limitations on investing in securities that are not readily marketable, discussed below. Under guidelines established by the board of directors, the adviser will consider the following factors, among others, in making this determination: (1) the unregistered nature of a Rule 144A security;
(2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security;
and (5) the nature of the security and the nature of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISER

INVESCO Funds Group, Inc., a Delaware corporation ("INVESCO"), is the Company's investment adviser. INVESCO was founded in 1932 and serves as an investment adviser to:

     INVESCO Bond Funds, Inc. (formerly, INVESCO Income Funds, Inc.)
     INVESCO Combination Stock & Bond Funds, Inc. (formerly, INVESCO Flexible
       Funds, Inc.)
     INVESCO Diversified Funds, Inc.
     INVESCO Emerging Opportunity Funds, Inc.
     INVESCO Growth Funds, Inc. (formerly, INVESCO Growth Fund, Inc.)
     INVESCO Industrial Income Fund, Inc.
     INVESCO International Funds, Inc.
     INVESCO Money Market Funds, Inc.
     INVESCO Sector Funds, Inc. (formerly, INVESCO Strategic Portfolios, Inc.)
     INVESCO Specialty Funds, Inc.
     INVESCO Stock Funds, Inc. (formerly, INVESCO Equity Funds, Inc.)
     INVESCO Tax-Free Income Funds, Inc.
     INVESCO Value Trust
     INVESCO Variable Investment Funds, Inc.






As of October 31, 1998, INVESCO managed 14 mutual funds having combined assets of $18.9 billion, consisting of 51 separate portfolios, on behalf of more than 904,000 shareholders.


INVESCO is an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world with approximately $275 billion in assets under management on December 31, 1998.


AMVESCAP PLC's North American subsidiaries include:


          INVESCO  Retirement  and Benefit  Services,  Inc.  ("IRBS"),  Atlanta,
     Georgia,   develops  and  provides  domestic  and   international   defined
     contribution  retirement  plan  services  to plan  sponsors,  institutional
     retirement  plan  sponsors,   institutional   plan  providers  and  foreign
     governments.

          INVESCO Retirement Plan Services ("IRPS"), Atlanta, Georgia, a division of IRBS, provides recordkeeping and investment selection services to defined contribution plan sponsors of plans with between $2 million and $200 million in assets. Additionally,

          IRPS provides investment consulting services to institutions seeking to provide retirement plan products and services.

          Institutional  Trust Company,  doing business as INVESCO Trust Company
     ("ITC"),  Denver, Colorado, a division of IRBS, provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs")
     and  other  retirement  plan  accounts.  This  includes  services  such  as recordkeeping,  tax  reporting  and  compliance.  ITC  acts as  trustee  or custodian to these plans. ITC accepts  contributions and provides,  through
     INVESCO,    complete    transfer    agency    functions:    correspondence,
     sub-accounting, telephone communications and processing of distributions.

          INVESCO  Capital   Management,   Inc.,   Atlanta,   Georgia,   manages
     institutional investment portfolios,  consisting primarily of discretionary employee benefit plans for  corporations  and state and local  governments,
     and  endowment  funds.  INVESCO  Capital  Management,   Inc.  is  the  sole
     shareholder of INVESCO  Services,  Inc., a registered  broker-dealer  whose primary business is the distribution of shares of one registered investment company.

          INVESCO Management & Research, Inc., Boston, Massachusetts, primarily manages pension and endowment accounts.

          PRIMCO Capital Management, Inc., Louisville, Kentucky, specializes in managing stable return investments, principally on behalf of Section 401(k) retirement plans.





          INVESCO Realty Advisors, Inc., Dallas, Texas, is responsible for providing advisory services in the U.S. real estate markets for AMVESCAP
     PLC's clients worldwide. Clients include corporate pension plans and public pension funds as well as endowment and foundation accounts.

          INVESCO (NY), Inc., New York, is an investment  adviser for separately
     managed   accounts,   such  as  corporate  and  municipal   pension  plans,
     Taft-Hartley  Plans,  insurance  companies,   charitable  institutions  and
     private individuals. INVESCO NY also offers the opportunity for its clients to invest both directly and indirectly  through  partnerships  in primarily private investments or privately negotiated transactions. INVESCO NY further  serves as  investment  adviser to several  closed-end investment companies, and as sub-adviser with respect to certain commingled employee benefit trusts. INVESCO NY specializes in the fundamental research investment approach, with the help of quantitative tools.

          A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds.

          A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts and also serves as a sub-adviser to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of insurance companies that offer variable life and variable annuity insurance products.

          A I M Distributors, Inc. and Fund Management Company, Houston, Texas, are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

The corporate headquarters of AMVESCAP PLC are located at 11 Devonshire Square, London, EC2M4YR, England.


THE INVESTMENT ADVISORY AGREEMENT

INVESCO serves as investment adviser to the Funds under an investment advisory agreement dated February 28, 1997 (the "Agreement") with the Company which was last approved by the board of directors for a term expiring May 15, 1999. The board vote was cast in person, at a meeting called for this purpose, by a majority of the directors of the Company, including a majority of the directors who are not "interested persons" of the Company or INVESCO ("Independent
Directors").  Shareholders  of each Fund  approved the  Agreement on January 31,
1997.

The Agreement may be continued from year to year if each such continuance is specifically approved at least annually by the board of directors of the Company, or by a vote of the holders of a majority, as defined in the 1940 Act, of the outstanding shares of the Fund. Any continuance also must be approved by a majority of the Company's Independent Directors, cast in person at a meeting called for the purpose of voting on such continuance. The Agreement may be terminated at any time without penalty by either party upon sixty (60) days' written notice and terminates automatically in the event of an assignment to the extent required by the 1940 Act and the rules thereunder.

The Agreement requires that INVESCO manage the investment portfolio of each Fund in a way that conforms with the Fund's investment policies. INVESCO may directly manage a Fund itself, or may hire a sub-adviser, which may be an affiliate of INVESCO, to do so. Specifically, INVESCO is responsible for:

     o managing the investment and reinvestment of all the assets of the Funds, and executing all purchases and sales of portfolio securities;

     o maintaining a continuous investment program for the Funds, consistent with (i) each Fund's investment policies as set forth in the Company's
     Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Funds, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

     o determining what securities are to be purchased or sold for the Funds, unless otherwise directed by the directors of the Company, and executing transactions accordingly;

     o providing the Funds the benefit of the investment  analysis and research,
     the  reviews  of  current   economic   conditions   and  trends,   and  the
     consideration of a long-range  investment policy now or hereafter generally available to INVESCO's investment advisory customers;

     o determining what portion of each Fund's assets should be invested in the various types of securities authorized for purchase by the Fund; and

     o making recommendations as to the manner in which voting rights, rights to consent to Fund action and any other rights pertaining to a Fund's portfolio securities shall be exercised.


INVESCO also performs all of the following services for the Funds:

     o administrative

     o internal accounting (including computation of net asset value)

     o clerical and statistical

     o secretarial

     o all other services necessary or incidental to the administration of the affairs of the Funds






     o supplying the Company with officers, clerical staff and other employees

     o furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts

     o  conducting   periodic  compliance  reviews  of  the  Funds'  operations;
     preparation  and  review of  required  documents,  reports  and  filings by
     INVESCO's  in-house  legal  and  accounting  staff or in  conjunction  with independent attorneys and accountants (including the prospectus,  statement of additional  information,  proxy  statements,  shareholder  reports,  tax returns, reports to the SEC, and other corporate documents of the Funds)

     o supplying basic telephone service and other utilities

     o preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act.

Expenses not assumed by INVESCO are borne by the Funds. As full compensation for its advisory services to the Company, INVESCO receives a monthly fee from each Fund. The fee is calculated at the annual rate of:

     0.75% on the first $350 million of each Fund's average net assets;

     0.65% on the next $350 million of each Fund's average net assets; and

     0.55% on each Fund's average net assets in excess of $700 million.

During the fiscal years ended  October 31, 1998,  1997 and 1996,  the Funds paid
INVESCO advisory fees in the dollar amounts shown below. The expenses were offset by credits in the amounts shown below, in order that total expenses of the Funds were not in excess of the expense limitations shown below, which have been agreed to by the Funds and INVESCO.

                        Advisory          Total Expense           Total Expense
                        Fee Dollars       Reimbursements           Limitations
                        -----------       --------------          --------------
ENERGY
1998                    $1,366,009         N/A                      N/A
1997                     1,788,892         N/A                      N/A
1996                       813,779         N/A                      N/A
ENVIRONMENTAL SERVICES
1998                    $  146,230         $ 54,154                 1.90%
1997                       188,133          111,723                 1.90%
1996                       237,561           76,382                 1.60%






FINANCIAL SERVICES
1998                    $8,971,562           N/A                     N/A
1997                     5,705,247           N/A                     N/A
1996                     3,306,980           N/A                     N/A
GOLD
1998                    $  902,210           N/A                     N/A
1997                     1,703,349           N/A                     N/A
1996                     2,136,116           N/A                     N/A
HEALTH SCIENCES
1998                    $7,138,414           N/A                     N/A
1997                     6,276,181           N/A                     N/A
1996                     7,016,028           N/A                     N/A
LEISURE
1998                    $1,743,033           N/A                     N/A
1997                     1,598,185           N/A                     N/A
1996                     2,026,976           N/A                     N/A
TECHNOLOGY - CLASS II
1998                    $6,846,934           N/A                     N/A
1997                     6,217,324           N/A                     N/A
1996                     4,677,778           N/A                     N/A
UTILITIES
1998                    $1,327,773          $135,673                 1.25%
1997                     1,063,655            67,385                 1.25%
1996                     1,032,013           104,595                 1.10%

The Technology Fund - Class I paid no advisory fees as of October 31, 1998, as it did not commence operations until December 14, 1998.

ADMINISTRATIVE SERVICES AGREEMENT

INVESCO,  either  directly or through  affiliated  companies,  provides  certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant
to  an   Administrative   Services   Agreement  dated  February  28,  1997.  The
Administrative Services Agreement was approved on November 6, 1996, at a meeting called for that purpose, by a vote cast in person by all of the directors of the
Company, including all of the Independent Directors of the Company or INVESCO.

The Administrative Services Agreement was for an initial term expiring in one year and has been extended by action of the board of directors through MAY 15, 1999. The Administrative Services Agreement may be continued from year to year as long as each such continuance is specifically approved by the board of directors of the Company, including a majority of the Company's Independent
Directors. The Administrative Services Agreement may be terminated at any time without penalty by INVESCO on sixty (60) days' written notice, or by the Funds upon thirty (30) days' written notice, and ends automatically in the event of an assignment unless the Company's board of directors, including a majority of the Company's Independent Directors, approves such assignment.





The Administrative Services Agreement requires INVESCO to provide the following services to the Funds:

     o such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and

     o such sub-accounting, recordkeeping, and administrative services and functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

The Administrative Services Agreement provides that the Funds pay INVESCO an annual base fee per Fund of $10,000 plus an additional incremental fee computed daily and paid monthly, by each Fund, at an annual rate of 0.015% of the average net assets of each Fund.

TRANSFER AGENCY AGREEMENT

INVESCO also performs transfer agent, dividend disbursing agent, and registrar services for the Funds pursuant to a Transfer Agency Agreement dated February
28, 1997 which was approved by the board of directors of the Company on November
6, 1996 for an initial term expiring in one year, and has been extended by action of the board of directors through May 15, 1999. The Transfer Agency
Agreement may be continued from year to year as long as such continuance is specifically approved at least annually by the board of directors of the Company, including a majority of the Company's Independent Directors. The
Transfer Agency Agreement may be terminated at any time without penalty by either party upon sixty (60) days' written notice and terminates automatically in the event of assignment.

The Transfer Agency Agreement provides that the Funds pay INVESCO an annual fee of $20.00 per shareholder account, or, where applicable, per participant in an omnibus account. This fee is paid monthly at 1/12 of the annual fee and is based upon the actual number of shareholder accounts and omnibus account participants in a Fund at any time during each month.

FEES PAID TO INVESCO

For the fiscal years ended OCTOBER 31, 1998, 1997 AND 1996, the Funds paid the following fees to INVESCO (prior to the voluntary absorption of certain Fund expenses by INVESCO):

ENERGY FUND

Type of Fee                               1998            1997           1996
-----------                               ----            ----           ----

Advisory                               $1,366,009      $1,788,892   $   813,779





Administrative Services                    37,320          45,876        26,275
Transfer Agency                           778,806         710,090       385,446

ENVIRONMENTAL SERVICES FUND

Type of Fee
-----------

Advisory                               $  146,230      $  188,133   $   237,561
Administrative Services                    12,925          13,763        14,751
Transfer Agency                           156,042         208,784       227,295

FINANCIAL SERVICES FUND

Type of Fee
-----------

Advisory                               $8,971,562      $5,705,247    $3,306,980
Administrative Services                   226,043         137,504        78,234
Transfer Agency                         2,663,985       1,995,619     1,298,961

GOLD FUND

Type of Fee
-----------

Advisory                              $   902,210      $1,703,349    $2,136,116
Administrative Services                    28,044          44,069        52,965
Transfer Agency                           789,720         982,788       889,509

HEALTH SCIENCES FUND

Type of Fee
-----------

Advisory                               $7,138,414      $6,276,181    $7,016,028
Administrative Services                   176,048         152,539       172,697
Transfer Agency                         2,690,463       2,910,149     2,584,098

LEISURE FUND

Type of Fee
-----------

Advisory                              $ 1,743,033      $1,598,185    $2,026,976
Administrative Services                    44,861          41,964        50,540
Transfer Agency                           881,727       1,048,771     1,133,674

TECHNOLOGY FUND - CLASS II

Type of Fee
-----------

Advisory                              $6,846,934       $6,217,324    $4,677,778
Administrative Services                  168,098          150,934       110,454
Transfer Agency                        2,681,507        2,686,039     1,863,571




UTILITIES FUND

Type of Fee
-----------

Advisory                              $1,327,773       $1,063,655    $1,032,013
Administrative Services                   36,556           31,273        30,640
Transfer Agency                          494,273          530,316       471,705

The Technology  Fund - Class I did not pay any fees to INVESCO as of October 31,
1998, as it did not commence operations until December 14, 1998.

DIRECTORS AND OFFICERS OF THE COMPANY

The overall direction and supervision of the Company come from the board of directors. The board of directors is responsible for making sure that the Funds' general investment policies and programs are carried out and that the Funds are properly administered.

The board of directors has an audit committee comprised of four of the directors who are not affiliated with INVESCO ("Independent Directors"). The committee meets periodically with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters.

The Company has a  management  liaison  committee  which  meets  quarterly  with
various   management   personnel  of  INVESCO  in  order  to  facilitate  better
understanding  of management and operations of the Company,  and to review legal and  operational  matters which have been assigned to the committee by the board of  directors,  in  furtherance  of the  board  of  directors'  overall  duty of supervision.

The Company has a soft dollar brokerage committee. The committee meets periodically to review soft dollar brokerage transactions by the Funds, and to review policies and procedures of the Funds' adviser with respect to soft dollar brokerage transactions. It reports on these matters to the Company's board of directors.






The Company has a derivatives committee. The committee meets periodically to review derivatives investments made by the Funds. It monitors derivatives usage by the Funds and the procedures utilized by the Funds' adviser to ensure that the use of such instruments follows the policies on such instruments adopted by the Company's board of directors. It reports on these matters to the Company's board of directors.

The officers of the Company, all of whom are officers and employees of INVESCO, are responsible for the day-to-day administration of the Company and the Funds. The officers of the Company receive no direct compensation from the Company for their services as officers. The investment adviser for the Funds has the primary responsibility for making investment decisions on behalf of the Funds. These investment decisions are reviewed by the investment committee of INVESCO.

All of the officers and directors of the Company hold comparable positions with the following funds which, with the Company, are collectively referred to as the "INVESCO funds":

     INVESCO Bond Funds, Inc. (formerly, INVESCO Income Funds, Inc.)
     INVESCO Combination Stock & Bond Funds, Inc. (formerly, INVESCO Flexible
       Funds, Inc.)
     INVESCO Diversified Funds, Inc.
     INVESCO Emerging Opportunity Funds, Inc.
     INVESCO Growth Funds, Inc. (formerly, INVESCO Growth Fund, Inc.)
     INVESCO Industrial Income Fund, Inc.
     INVESCO International Funds, Inc.
     INVESCO Money Market Funds, Inc.
     INVESCO Sector Funds, Inc. (formerly, INVESCO Strategic Portfolios, Inc.)
     INVESCO Specialty Funds, Inc.
     INVESCO Stock Funds, Inc. (formerly, INVESCO Equity Funds, Inc.)
     INVESCO Tax-Free Income Funds, Inc.
     INVESCO Treasurer's Series Trust
     INVESCO Value Trust
     INVESCO Variable Investment Funds, Inc.

The table below provides information about each of the Company's directors and officers. Unless otherwise indicated, the address of the directors and officers is P.O. Box 173706, Denver, CO 80217-3706. Their affiliations represent their principal occupations.




Name, Address, and Age       Position(s) Held           Principal Occupation(s)
                             With Fund                  During Past Five Years
----------------------       ----------------           ------------------------

Charles W. Brady *+          Director and Chairman      Chairman of the Board of
1315 Peachtree St.,          of the Board               INVESCO Global Health
N.E.                                                    Sciences Fund; Chief
Atlanta, Georgia                                        Executive Officer and
Age:  62                                                Director of AMVESCAP
                                                        PLC, London, England and
                                                        various subsidiaries of
                                                        AMVESCAP PLC

Fred A. Deering +#           Director and Vice          Trustee of INVESCO
Security Life Center         Chairman of the Board      Global Health Sciences
1290 Broadway                                           Fund; formerly, Chairman
Denver, Colorado                                        of the Executive
Age:  70                                                Committee and Chairman
                                                        of   the    Board   of
                                                        Security    Life    of
                                                        Denver       Insurance
                                                        Company;  Director  of
                                                        ING American  Holdings
                                                        Company  and First ING
                                                        Life Insurance Company
                                                        of New York.

Mark H. Williamson *+        President, Chief           President and Chief
7800 E. Union Avenue         Executive Officer and      Executive Officer and
Denver, Colorado             Director                   Director of INVESCO
Age:  47                                                Distributors, Inc.;
                                                        President,       Chief
                                                        Executive  Officer and
                                                        Director   of  INVESCO
                                                        Funds   Group,   Inc.;
                                                        President,       Chief
                                                        Operating  Officer and
                                                        Trustee   of   INVESCO
                                                        Global Health Sciences
                                                        Fund;        formerly,
                                                        Chairman   and   Chief
                                                        Executive  Officer  of
                                                        NationsBanc  Advisors,
                                                        Inc.

Victor L. Andrews,           Director                   Professor Emeritus,
Ph.D. **!                                               Chairman Emeritus and
34 Seawatch Drive                                       Chairman of the CFO
Savannah, Georgia                                       Roundtable of the
Age:  67                                                Department of Finance of
                                                        Georgia State
                                                        University; President,
                                                        Andrews Financial
                                                        Associates, Inc.
                                                        (consulting firm);
                                                        formerly, member of the
                                                        faculties of the Harvard
                                                        Business School  and the
                                                        Sloan School of
                                                        Management of MIT;
                                                        Director of The
                                                        Sheffield Funds, Inc.



Bob R. Baker +**             Director                   President and Chief
AMC Cancer Research                                     Executive Officer of AMC
Center                                                  Cancer Research Center,
1600 Pierce Street                                      Denver, Colorado, since
Denver, Colorado                                        January 1989; until mid-
Age: 61                                                 December, 1988, Vice
                                                        Chairman of the Board of
                                                        First Columbia Financial
                                                        Corporation, Englewood,
                                                        Colorado; formerly,
                                                        Chairman of the Board
                                                        and Chief Executive
                                                        Officer of First
                                                        Columbia Financial
                                                        Corporation

Lawrence H. Budner #@        Director                   Trust Consultant; prior
7608 Glen Albens                                        to June 30, 1987, Senior
Circle                                                  Vice President and
Dallas, Texas                                           Senior Trust Officer of
Age:  67                                                InterFirst Bank, Dallas,
                                                        Texas

Wendy L. Gramm,              Director                   Self-employed (since
Ph.D**!                                                 1993); Professor of
4201 Yuma Street, N.W.                                  Economics and Public
Washington, DC                                          Administration,
Age: 53                                                 University of Texas at
                                                        Arlington;  formerly,
                                                        Chairman,  Commodity
                                                        Futures Trading
                                                        Commission,Administrator
                                                        for Information   and
                                                        Regulatory  Affairs at
                                                        the      Office     of
                                                        Management and Budget,
                                                        Executive  Director of
                                                        the Presidential  Task
                                                        Force  on   Regulatory
                                                        Relief,  and  Director
                                                        of the  Federal  Trade
                                                        Commission's Bureau of
                                                        Economics.       Also,
                                                        Director   of  Chicago
                                                        Mercantile   Exchange,
                                                        Enron     Corporation,
                                                        IBP, Inc.,  State Farm
                                                        Insurance     Company,
                                                        Independent    Women's
                                                        Forum,   International
                                                        Republic    Institute,
                                                        and   the   Republican
                                                        Women's  Forum.  Also,
                                                        Member   of  Board  of
                                                        Visitors,  College  of
                                                        Business Administration,
                                                        University   of  Iowa,
                                                        and Member of Board of
                                                        Visitors,  Center  for
                                                        Study    of     Public
                                                        Choice,  George  Mason
                                                        University.




Kenneth T. King +#@          Director                   Formerly, Chairman of
4080 North Circulo                                      the Board of The Capitol
     Manzanillo                                         Life Insurance Company,
Tucson, Arizona                                         Providence Washington
Age:  72                                                Insurance Company and
                                                        Director  of  numerous
                                                        U.S.      subsidiaries
                                                        thereof;     formerly,
                                                        Chairman  of the Board
                                                        of   The    Providence
                                                        Capitol  Companies  in
                                                        the United Kingdom and
                                                        Guernsey;  Chairman of
                                                        the   Board   of   the
                                                        Symbion    Corporation
                                                        until 1987.

John W. McIntyre +#@         Director                   Retired. Formerly, Vice
7 Piedmont Center                                       Chairman of the Board of
Suite 100                                               Directors of The
Atlanta, Georgia                                        Citizens and Southern
Age: 68                                                 Corporation and Chairman
                                                        of the Board and Chief
                                                        Executive Officer of the
                                                        Citizens and Southern
                                                        Georgia Corp. and the
                                                        Citizens and Southern
                                                        National Bank; Trustee
                                                        of INVESCO Global Health
                                                        Sciences Fund, Gables
                                                        Residential Trust,
                                                        Employee's Retirement
                                                        System of GA, Emory
                                                        University, and J.M.
                                                        Tull Charitable
                                                        Foundation; Director of
                                                        Kaiser Foundation Health
                                                        Plans of Georgia, Inc.

Larry Soll, Ph.D.!**         Director                   Retired.  Formerly,
345 Poorman Road                                        Chairman of the Board
Boulder, Colorado                                       (1987 to 1994), Chief
Age:  55                                                Executive Officer (1982
                                                        to  1989  and  1993 to
                                                        1994)  and   President
                                                        (1982   to   1989)  of
                                                        Synergen         Inc.,
                                                        Director  of  Synergen
                                                        since incorporation in
                                                        1982; Director of Isis
                                                        Pharmaceuticals, Inc.;
                                                        Trustee   of   INVESCO
                                                        Global Health Sciences
                                                        Fund.



Glen A. Payne                Secretary                  Senior Vice President,
7800 E. Union Avenue                                    General Counsel and
Denver, Colorado                                        Secretary of INVESCO
Age:  50                                                Funds Group, Inc.;
                                                        Senior Vice President,
                                                        Secretary  and General
                                                        Counsel   of   INVESCO
                                                        Distributors,    Inc.;
                                                        Secretary  of  INVESCO
                                                        Global Health Sciences
                                                        Fund;        formerly,
                                                        General   Counsel   of
                                                        INVESCO  Trust Company
                                                        (1989  to  1998)   and
                                                        employee   of  a  U.S.
                                                        regulatory     agency,
                                                        Washington, D.C. (1973
                                                        to 1989).

Ronald L. Grooms             Treasurer                  Senior Vice President
7800 E. Union Avenue                                    and Treasurer of INVESCO
Denver, Colorado                                        Funds Group, Inc.;
Age:  51                                                Senior Vice President
                                                        and Treasurer of INVESCO
                                                        Distributors, Inc.;
                                                        Treasurer and Principal
                                                        Financial and Accounting
                                                        Officer of INVESCO
                                                        Global Health Sciences
                                                        Fund; formerly,
                                                        Senior Vice President
                                                        and Treasurer of INVESCO
                                                        Trust Company (1988 to
                                                        1998)

William J. Galvin, Jr.       Assistant Secretary        Senior Vice President of
7800 E. Union Avenue                                    INVESCO Funds Group,
Denver, Colorado                                        Inc.; Senior Vice
Age:  41                                                President of INVESCO
                                                        Distributors,    Inc.;
                                                        formerly,        Trust
                                                        Officer   of   INVESCO
                                                        Trust Company (1995 to
                                                        1998),  formerly  Vice
                                                        President  of  INVESCO
                                                        Funds   Group,   Inc.;
                                                        Vice  President of 440
                                                        Financial       Group;
                                                        Assistant         Vice
                                                        President   of  Putnam
                                                        Companies

Alan I. Watson               Assistant Secretary        Vice President of
7800 E. Union Avenue                                    INVESCO Funds Group,
Denver, Colorado                                        Inc.; formerly, Trust
Age:  56                                                Officer of INVESCO Trust
                                                        Company

Judy P. Wiese                Assistant Treasurer        Vice President of
7800 E. Union Avenue                                    INVESCO Funds Group,
Denver, Colorado                                        Inc.; formerly, Trust
Age:  49                                                Officer of INVESCO Trust
                                                        Company

#   Member of the audit committee of the Company.

+ Member of the executive committee of the Company. On occasion, the execu-tive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

* These directors are "interested persons" of the Company as defined in the 1940 Act.

**  Member of the management liaison committee of the Company.

@   Member of the soft dollar brokerage committee of the Company.

!   Member of the derivatives committee of the Company.

The following table shows the compensation paid by the Company to its Independent Directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the Defined Benefit Deferred Compensation Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company, all for the fiscal year ended October 31, 1998.

In addition, the table sets forth the total compensation paid by all of the mutual funds distributed by INVESCO Distributors, Inc. and advised by INVESCO Funds Group, Inc. (including the Company) and INVESCO Global Health Sciences Fund (collectively, the "INVESCO Funds") to these directors for services rendered in their capacities as directors or trustees during the year ended December 31, 1998. As of October 31, 1998, there were 16 funds in the INVESCO Funds.

Name of                 Aggregate          Benefits Accrued        Estimated             Total Compensation
Person and              Compensation       As Part of              Annual Benefits       From INVESCO
Position                From Company(1)    Company                 Upon Retirement(3)    Funds Paid To
                                           Expenses(2)                                   Directors(6)
------------------------------------------------------------------------------------------------------------
Fred A. Deering, Vice       $18,066           $10,018                 $6,429                $103,700
Chairman of  the Board
------------------------------------------------------------------------------------------------------------
Victor L. Andrews            17,422             9,467                  7,422                  80,350
------------------------------------------------------------------------------------------------------------
Bob R. Baker                 18,311             8,454                  9,973                  84,000
------------------------------------------------------------------------------------------------------------
Lawrence H. Budner           16,934             9,467                  7,442                  79,350
------------------------------------------------------------------------------------------------------------
Daniel D. Chabris(4)         17,581            10,234                  5,553                  70,000
------------------------------------------------------------------------------------------------------------
Wendy Gramm                  16,350                 0                      0                  79,000
------------------------------------------------------------------------------------------------------------
Kenneth T. King              15,966             10,404                 5,831                  77,050
------------------------------------------------------------------------------------------------------------
John W. McIntyre             16,606                  0                     0                  98,500
------------------------------------------------------------------------------------------------------------
Larry Soll                   16,606                  0                     0                  96,000
------------------------------------------------------------------------------------------------------------
Total                       153,842             58,044                42,670                 767,950
------------------------------------------------------------------------------------------------------------
% of Net Assets              0.0035%            0.0013%                                       0.0035%(6)
------------------------------------------------------------------------------------------------------------

(1) The vice chairman of the board, the chairmen of the Funds'committees who are Independent Directors, and the members of the Funds' committees who are Independent Directors, each receive compensation for serving in such capacities in addition to the compensation paid to all Independent Directors.


(2) Represents estimated benefits accrued with respect to the Defined Benefit Deferred Compensation Plan discussed below, and not compensation deferred at the election of the directors.


(3) These amounts represent the Company's share of the estimated annual benefits payable by the INVESCO Funds upon the directors' retirement, calculated using the current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72 and further assume that the basic retainer payable to the directors will be adjusted periodically for inflation, for increases in the number of funds in the INVESCO Funds, and for other reasons during the period in which retirement benefits are accrued on behalf of the respective directors. This results in lower estimated benefits for directors who are closer to retirement and higher estimated benefits for directors who are further from retirement. With the exception of Drs. Soll and Gramm, each of these directors has served as a director/trustee of one or more of the funds in the INVESCO Funds for the minimum five-year period required to be eligible to participate in the Defined Benefit Deferred Compensation Plan. Although Mr. McIntyre became eligible to participate in the Defined Benefit Deferred Compensation Plan as of November 1, 1998, he will not be included in the calculation of retirement benefits until November 1, 1999.


(4) Mr. Chabris retired as a director of the Company on September 30, 1998.

(5) Totals as a percentage of the Company's net assets as of October 31, 1998.

(6) Total as a percentage of the net assets of the INVESCO Complex as of December 31, 1998.


Messrs. Brady and Williamson, as "interested persons" of the Company and the other funds and investment companies in the INVESCO Funds, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or the other funds in the INVESCO Funds for their service as directors.

The boards of directors/trustees of the mutual funds in the INVESCO Funds have adopted a Defined Benefit Deferred Compensation Plan (the "Plan") for the Independent Directors and trustees of the funds. Under this Plan, each director or trustee who is not an interested person of the funds (as defined in the 1940
Act) and who has served for at least five years (a "qualified director") is entitled to receive, upon termination of service as a director (normally, at the retirement age of 72 or the retirement age of 73 or 74, if the retirement date is extended by the boards for one or two years, but less than three years, continuation of payment for one year (the "First Year Retirement Benefit") of the annual basic retainer and annualized board meeting fees payable by the funds to the qualified director at the time of his retirement (the "Basic Benefit").
 Commencing with any such director's second year of retirement, and commencing with the first year of retirement of a director whose retirement has been extended by the board for three years, a qualified director shall receive quarterly payments at an annual rate equal to 50% of the Basic Benefit. These payments will continue for the remainder of the qualified director's life or ten years, whichever is longer (the "Reduced Benefit Payments"). If a qualified director dies or becomes disabled after age 72 and before age 74 while still a director of the funds, the First Year Retirement Benefit and Reduced Benefit Payments will be made to him/her or to his/her beneficiary or estate. If a qualified director becomes disabled or dies either prior to age 72 or during his/her 74th year while still a director of the funds, the director will not be entitled to receive the First Year Retirement Benefit; however, the Reduced Benefit Payments will be made to his/her beneficiary or estate. The Plan is administered by a committee of three directors who are also participants in the plan and one director who is not a plan participant. The cost of the plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee. The Company began making payments under the plan to Mr. Chabris as of October 1, 1998. The Company has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers.


The Independent Directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of selected INVESCO Funds. The deferred amounts are being invested in the shares of all of the INVESCO Funds. Each Independent Director is, therefore, an indirect owner of shares of each INVESCO Fund.


CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of January 31, 1999, the following persons owned more than 5% of the outstanding shares of the Funds indicated below. This level of share ownership is considered to be a "principal shareholder" relationship with a Fund under the 1940 Act. Shares that are owned "of record" are held in the name of the person indicated. Shares that are owned "beneficially" are held in another name, but the owner has the full economic benefit of ownership of those shares:

 ENERGY FUND



--------------------------------------------------------------------------------
   Name and Address              Basis of Ownership            Percentage Owned
                                 (Record/Beneficial)
================================================================================
Charles Schwab & Co.         Record                            40.66%
Inc. Special Custody
for the Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA
94104-4122
--------------------------------------------------------------------------------
National Financial           Record                             7.64%
Services Corp.
The Exclusive Benefit
of Customers
One World Financial
Center
200 Liberty Street
5th Floor
Attn:  Kate - Recon.
New York, NY
10281-5500
--------------------------------------------------------------------------------

 ENVIRONMENTAL SERVICES FUND

--------------------------------------------------------------------------------
  Name and Address                Basis of Ownership            Percentage Owned
                                  (Record/Beneficial)
================================================================================
Charles Schwab & Co           Record                           22.65%
Special Custody Acct For
The Exclusive
Benefit of Customers
101 Montgomery St.
San Francisco, CA 94104
--------------------------------------------------------------------------------

FINANCIAL SERVICES FUND

--------------------------------------------------------------------------------
   Name and Address              Basis of Ownership            Percentage Owned
                                 (Record/Beneficial)
================================================================================
Charles Schwab & Co            Record                           32.37%
Special Custody Acct
For The Exclusive
Benefit of Customers
101 Montgomery St.
San Francisco, CA
94104
--------------------------------------------------------------------------------
Nat'l Financial                Record                            5.26%
Services Corp.
The Excl. Ben. of
Cust.
200 Liberty St., 5th
Flr.
New York, NY 10281
--------------------------------------------------------------------------------

GOLD FUND


--------------------------------------------------------------------------------
   Name and Address              Basis of Ownership            Percentage Owned
                                 (Record/Beneficial)
================================================================================
Charles Schwab & Co            Record                          30.04%
Special Custody Acct
For The Exclusive
Benefit of Customers
101 Montgomery St.
San Francisco, CA
94104
--------------------------------------------------------------------------------
Nat'l Financial                Record                           6.46%
Services Corp.
The Excl. Ben. of
Cust.
200 Liberty St., 5th
Flr.
New York, NY 10281
-------------------------------------------------------------------------------



HEALTH SCIENCES FUND

--------------------------------------------------------------------------------
   Name and Address              Basis of Ownership            Percentage Owned
                                 (Record/Beneficial)
================================================================================
Charles Schwab & Co            Record                          26.27%
Special Custody Acct
For The Exclusive
Benefit of Customers
101 Montgomery St.
San Francisco, CA
94104
--------------------------------------------------------------------------------



LEISURE FUND


--------------------------------------------------------------------------------
   Name and Address              Basis of Ownership            Percentage Owned
                                 (Record/Beneficial)
================================================================================
Charles Schwab & Co            Record                          25.89%
Special Custody Acct
For The Exclusive
Benefit of Customers
101 Montgomery St.
San Francisco, CA
94104
--------------------------------------------------------------------------------

TECHNOLOGY FUND - CLASS II

--------------------------------------------------------------------------------
    Name and Address             Basis of Ownership            Percentage Owned
                                 (Record/Beneficial)
================================================================================
Charles Schwab & Co             Record                         31.16%
Special Custody Acct For
The Exclusive
Benefit of Customers
101 Montgomery St.
San Francisco, CA 94104
--------------------------------------------------------------------------------

UTILITIES FUND
--------------------------------------------------------------------------------
   Name and Address              Basis of Ownership            Percentage Owned
                                 (Record/Beneficial)
================================================================================
Charles Schwab & Co             Record                         40.19%
Special Custody Acct
For The Exclusive
Benefit of Customers
101 Montgomery St.
San Francisco, CA
94104
--------------------------------------------------------------------------------


As of February 11, 1999, officers and directors of the Company, as a group, beneficially owned less than 1% of any Fund's outstanding shares.

DISTRIBUTOR

INVESCO Distributors, Inc. ("IDI"), a wholly-owned subsidiary of INVESCO, is the distributor of the Funds. IDI receives no compensation and bears all expenses, including the cost of printing and distributing prospectuses, incident to marketing of the Funds' shares, except for such distribution expenses as are paid out of Fund assets under the Company's Plan of distribution which has been adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act.

The Company has adopted a Plan and Agreement of Distribution  (the "Plan").
The Plan, which was originally implemented on November 1, 1997, with respect to the Energy, Financial Services, Gold, Health Sciences, Leisure, Technology - Class II and Utilities Funds and on December 1, 1997 with respect to the Environmental Services Fund, is permitted under Rule 12b-1 under the 1940 Act. The Plan provides that each Fund, with the exception of the Technology - Class I Fund, will make monthly payments to IDI, a wholly-owned subsidiary of INVESCO, computed at an annual rate no greater than 0.25% of a Fund's average net assets. These payments permit IDI, at its discretion, to engage in certain activities and provide services in connection with the distribution of a Fund's shares to investors. Payments by a Fund under the Plan, for any month, may be made to compensate IDI for permissible activities engaged in and services provided during the rolling 12-month period in which that month falls.

A significant expenditure under the Plan is compensation paid to securities companies and other financial institutions and organizations, which may include INVESCO-affiliated companies, in order to obtain various distribution-related and/or administrative services for the Funds. Each Fund is authorized by the Plan to use its assets to finance the payments made to obtain those services. Payments will be made by IDI to broker-dealers who sell shares of a Fund and may be made to banks, savings and loan associations and other depository institutions, or their affiliates.


During the fiscal year ended October 31, 1998, the Funds made payments to IDI under the Plan in the amounts of $340,026, $30,504, $2,083,025, $233,587,
$1,378,830,   $285,064,   $1,697,694  and  $374,297  for  Energy,  Environmental
Services, Financial Services, Gold, Health Sciences, Leisure, Technology - Class II and Utilities Funds, respectively. In addition, as of October 31, 1998, $29,706, $3,334, $282,598, $27,255, $271,483, $44,424, $199,185 AND $37,050 of
additional distribution accruals had been incurred by the Energy, Environmental Services, Financial Services, Gold, Health Sciences, Leisure, Technology - Class II and Utilities Funds, respectively, and will be paid during the fiscal year ended OCTOBER 31, 1999. For the fiscal year ended October 31, 1998, allocation of Rule 12b-1 amounts paid by the Fund for the following categories of expenses were:


ENERGY FUND

Advertising- $131,541;
Sales literature, printing, and postage--$53,463;
Direct mail--$22,646;
Public relations/promotion--$21,859;
Compensation to securities dealers and other organizations--$40,006; and Marketing personnel--$70,511.

ENVIRONMENTAL SERVICES FUND

Advertising--$12,998;
Sales literature,  printing, and postage--$5,868;
Direct mail--$1,763;
Public relations/promotion--$1,879;
Compensation to securities dealers and other organizations--$2,103; and Marketing personnel--$5,893.

FINANCIAL SERVICES FUND

Advertising--$696,550;
Sales literature, printing, and postage--$254,267;
Direct mail--$114,994;
Public relations/promotion--$99,103;
Compensation to securities dealers and other organizations--$591,172; and Marketing personnel--$326,939.

GOLD FUND

Advertising--$91,043;
Sales literature, printing, and postage--$40,525;
Direct mail--$16,519;
Public  relations/promotion--$14,955;
Compensation to securitiesd ealers and other organizations--$18,692; and Marketing personnel--$51,853.

HEALTH SCIENCES FUND

Advertising--$414,477;
Sales literature, printing, and postage--$288,288;
Direct mail--$61,922;
Public  relations/promotion--$69,168;
Compensation to securities dealers and other organizations--$316,203; and Marketing personnel--$228,772.

LEISURE FUND

Advertising--$96,514;
Sales literature, printing, and postage--$38,666;
Direct mail--$13,644;
Public relations/promotion--$18,469;
Compensation to securities dealers and other organizations--$69,376; and Marketing personnel--$48,395.

TECHNOLOGY FUND - CLASS II

Advertising--$540,182;
Sales literature, printing, and postage--$201,589;
Direct mail--$85,601;
Public relations/promotion--$89,381;
Compensation to securities dealers and other organizations--$493,337; and Marketing personnel--$287,604.

UTILITIES FUND

Advertising--$108,134;
Sales literature, printing, and postage--$53,004;
Direct mail--$48,872;
Public relations/promotion--$19,206;
Compensation to securities dealers and other organizations--$75,786; and Marketing personnel--$69,295.

The services which are provided by securities dealers and other organizations may vary by dealer but include, among other things, processing new shareholder account applications, preparing and transmitting to the Company's Transfer Agent computer-processable tapes of all Fund transactions by customers, serving as the primary source of information to customers in answering questions concerning the Funds, and assisting in other customer transactions with the Funds.

The Plan was adopted on May 16, 1997, at a meeting called for that purpose, by a majority of the directors of the Company, including a majority of the directors who neither are "interested persons" of the Company nor have any financial interest in the operation of the Plan ("Independent Directors"). On October 28, 1997, the plan was approved by the shareholders of the Funds, except the Environmental Services Fund, for an initial term expiring in one year. The Plan was approved by the shareholders of the Environmental Services Fund on November 25, 1997 and was implemented on December 1, 1997. The Plan has been continued by action of the board of directors through MAY 15, 1999. With respect to each Fund, the board of directors, on February 4, 1997, approved amending the Plan, effective January 1, 1997, to convert the Plan to a compensation type plan.
This amendment of the Plan did NOT result in increasing the amount of the Funds' payments thereunder.

The Plan  provides  that it shall  continue in effect with  respect to each
Fund as long as such continuance is approved at least annually by the vote of the board of directors of the Company cast in person at a meeting called for the purpose of voting on such continuance, including the vote of a majority of the Independent Directors. The Plan can also be terminated at any time by a Fund, without penalty, if a majority of the Independent Directors, or shareholders of the Fund, vote to terminate the Plan. The Company may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the board of directors intends to consider all relevant factors including, without limitation, the size of a Fund, the investment climate for a Fund, general market conditions, and the volume of sales and redemptions of a Fund's shares. The Plan may continue in effect and payments may be made under the Plan following any temporary suspension or limitation of the offering of Fund shares; however, the Company is not contractually obligated to continue the Plan for any particular period of time. Suspension of the offering of a Fund's shares would not, of course, affect a shareholder's ability to redeem his or her shares.

So long as the Plan is in effect, the selection and nomination of persons to serve as independent directors of the Company shall be committed to the Independent Directors then in office at the time of such selection or nomination. The Plan may not be amended to increase the amount of a Fund's payments under the Plan without approval of the shareholders of that Fund, and all material amendments to the Plan must be approved by the board of directors of the Company, including a majority of the Independent Directors. Under the agreement implementing the Plan, IDI or a Fund, the latter by vote of a majority of the Independent Directors, or the holders of a majority of the Fund's outstanding voting securities, may terminate such agreement without penalty upon 30 days' written notice to the other party. No further payments will be made by the Fund under the Plan in the event of its termination.

To the extent that the Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, it shall remain in effect as such, so as to authorize the use of Fund assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act, and rules thereunder. To the extent it constitutes an agreement pursuant to a plan, a Fund's obligation to make payments to IDI shall terminate automatically in the event of such "assignment." In this event, a Fund may continue to make payments pursuant to the Plan only upon the approval of new arrangements regarding the use of the amounts authorized to be paid by the Fund under the Plan. Such new arrangements must be approved by the directors, including a majority of the Independent Directors, by a vote cast in person at a meeting called for such purpose. These new arrangements might or might not be with IDI. On a quarterly basis, the directors review information about the distribution services that have been provided to each Fund and the 12b-1 fees paid for such services. On an annual basis, the directors consider whether the Plan should be continued and, if so, whether any amendment to the Plan, including changes in the amount of 12b-1 fees paid by each Fund, should be made.

The only Company  directors and interested  persons,  as that term is defined in
Section 2(a)(19) of the 1940 Act, who have a direct or indirect financial interest in the operation of the Plan are the officers and directors of the Company who are also officers either of IDI or other companies affiliated with IDI. The benefits which the Company believes will be reasonably likely to flow to a Fund and its shareholders under the Plan include the following:

     o Enhanced marketing efforts, if successful, should result in an increase in net assets through the sale of additional shares and afford greater resources with which to pursue the investment objectives of the Funds;

     o The sale of additional shares reduces the likelihood that redemption of shares will require the liquidation of securities of the Funds in amounts and at times that are disadvantageous for investment purposes; and

     o Increased Fund assets may result in reducing each investor's share of certain expenses through economies of scale (e.g., exceeding established breakpoints in an advisory fee schedule and allocating fixed expenses over a larger asset base), thereby partially offsetting the costs of the Plan.


The positive effect which increased Fund assets will have on INVESCO's revenues could allow INVESCO and its affiliated companies:

     o To have greater resources to make the financial commitments necessary to improve the quality and level of the Funds' shareholder services (in both systems and personnel);

     o To increase the number and type of mutual funds available to investors from INVESCO and its affiliated companies (and support them in their infancy), and thereby expand the investment choices available to all shareholders; and

     o To acquire and retain talented employees who desire to be associated with a growing organization.


OTHER SERVICE PROVIDERS

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers  LLP, 950 Seventeenth Street,  Denver,  Colorado, are the
independent   accountants  of  the  Company.  The  independent  accountants  are responsible for auditing the financial statements of the Funds.

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the custodian of the cash and investment securities of the Company. The custodian is also responsible for, among other things, receipt and delivery of each Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Company. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

TRANSFER AGENT

INVESCO Funds Group, Inc., 7800 E. Union Avenue, Denver, Colorado, is the Company's transfer agent, registrar, and dividend disbursing agent. Services provided by INVESCO include the issuance, cancellation and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.

LEGAL COUNSEL

The firm of Kirkpatrick & Lockhart LLP, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell, Denver, Colorado, acts as special counsel to the Company.

BROKERAGE ALLOCATION AND OTHER PRACTICES

As the investment adviser to the Funds, INVESCO places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the brokers and dealers and the ability of the broker-dealers to effect transactions at the best available prices.

While INVESCO seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest commission or spread available. INVESCO is permitted to, and does, consider qualitative factors in addition to price in the selection of brokers. Among other things, INVESCO considers the quality of executions obtained on a Fund's portfolio transactions, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. INVESCO has found that a broker's consistent ability to execute transactions is at least as important as the price the broker charges for those services.

In seeking to ensure that the commissions charged a Fund are consistent with prevailing and reasonable commissions, INVESCO monitors brokerage industry practices and commissions charged by broker-dealers on transactions effected for other institutional investors like the Funds.

Consistent with the standard of seeking to obtain the best qualitative execution on portfolio transactions, INVESCO may select brokers that provide research services to INVESCO and the Company, as well as other INVESCO mutual funds and other accounts managed by INVESCO. Research services include statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to INVESCO in making informed investment decisions. Research services prepared and furnished by brokers through which a Fund effects securities transactions may be used by INVESCO in servicing all of their accounts and not all such services may be used by INVESCO in connection with a particular Fund. Conversely, a Fund receives benefits of research acquired through the brokerage transactions of other clients of INVESCO.

In order to obtain reliable trade execution and research services, INVESCO may utilize brokers that charge higher commissions than other brokers would charge for the same transaction. This practice is known as "paying up." However, even when paying up, INVESCO is obligated to obtain best qualitative execution of a Fund's transactions.

Portfolio transactions also may be effected through brokers and dealers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients. When a number of brokers and dealers can provide comparable best price and execution on a particular transaction, INVESCO may consider the sale of a Fund's shares by a broker or dealer in selecting among qualified broker-dealers.

Certain financial institutions (including brokers who may sell shares of a Fund, or affiliates of such brokers) are paid a fee (the "Services Fee") for recordkeeping, shareholder communications and other services provided by the institutions to investors purchasing shares of the Funds through no transaction fee programs ("NTF Programs") offered by the financial institution or its affiliated broker (an "NTF Program Sponsor"). The Services Fee is based on the average daily value of the investments in each Fund made in the name of such NTF Program Sponsor and held in omnibus accounts maintained on behalf of investors participating in the NTF Programs. With respect to certain NTF Programs, the directors of the Company have authorized the Funds to apply dollars generated from the Funds' Plan and Agreement of Distribution to pay the entire Services Fee, subject to the maximum Rule 12b-1 fee permitted by the Plan, which presently is 0.25%.

With respect to other NTF Programs, the Company's directors have authorized the Funds to pay transfer agency fees to INVESCO based on the number of investors who have beneficial interests in the NTF Program Sponsor's omnibus accounts in a Fund. INVESCO, in turn, pays these transfer agency fees to the NTF Program Sponsor as a sub-transfer agency or recordkeeping fee in payment of all or a portion of the Services Fee. In the event that the sub-transfer agency or recordkeeping fee is insufficient to pay all of the Services Fee with respect to these NTF Programs, the directors of the Company have authorized the Company to apply dollars generated from the Plan to pay the remainder of the Services Fee, subject to the maximum Rule 12b-1 fee permitted by the Plan. INVESCO itself pays the portion of a Fund's Services Fee, if any, that exceeds the sum of the sub-transfer agency or recordkeeping fee and Rule 12b-1 fee.

The Company's directors have further authorized INVESCO to place a portion of a Fund's brokerage transactions with certain NTF Program Sponsors or their affiliated brokers, if INVESCO reasonably believes that, in effecting a Fund's transactions in portfolio securities, the broker is able to provide the best execution of orders at the most favorable prices. A portion of the commissions earned by such a broker from executing portfolio transactions on behalf of a Fund may be credited by the NTF Program Sponsor against its Services Fee.

In the event that the transfer agency fee paid by a Fund to INVESCO with respect to investors who have beneficial interests in a particular NTF Program Sponsor's onmnibus accounts in that Fund exceed the Services Fee applicable to the Fund, after application of credits, INVESCO may carry forward the excess and apply it to future Services Fees payable to that NTF Program Sponsor with respect to that Fund. The amount of excess transfer agency fees carried forward will be reviewed for possible adjustmenht by INVESCO prior to the fiscal year-end of each Fund.

The Company's board of directors has also authorized the Funds to pay to IDI the full Rule 12b-1 fees contemplated by the Plan to compensate IDI for expenses it incurs in engaging in the activities and providing the services on behalf of the Funds contemplated by the Plan, subject to the maximum Rule 12b-1 fees permitted by the Plan, notwithstanding that credits have been applied to reduce the por-tion of the 12b-1 fee that would have been used to reimburse IDI for payments to such NTF Program Sponsor absent such credits.

The aggregate dollar amount of brokerage commissions paid by each Fund for the fiscal years ended October 31, 1998, 1997 AND 1996 were:

NAME OF FUND

Energy                       $2,480,249          $2,930,676          $1,939,241

Environmental Services          325,611             389,416             427,834

Financial Services            2,803,446           2,984,942           2,169,216

Gold                          1,415,900           2,041,911           3,182,937

Health Sciences               2,344,485           3,867,011           3,221,908

Leisure                         671,367             678,711           1,066,529


Technology                    6,480,241           6,214,757           4,119,351


Utilities                       456,621             481,479             929,933

For the fiscal year ended October 31, 1998, brokers providing research services received $8,606,875 in commissions on portfolio transactions effected for the Funds. The aggregate dollar amount of such portfolio transactions was $4,700,280,902. Commissions totaling $1,412,433 were allocated to certain brokers in recognition of their sales of shares of the Funds on portfolio transactions of the Funds effected during the fiscal year ended October 31, 1998.

At October 31, 1998, each Fund held debt securities of its regular brokers or dealers, or their parents, as follows:



--------------------------------------------------------------------------------
         Fund                  Broker or Dealer      Value of Securities at
================================================================================
Energy                     State Street Bank and     $  8,291,000.00
                           Trust Company
--------------------------------------------------------------------------------
                           Chevron Corporation          4,890,000.00
--------------------------------------------------------------------------------
Environmental Services     State Street Bank and          812,000.00
                           Trust Company
--------------------------------------------------------------------------------
Financial Services         General Motors Accep-       39,795,000.00
                           tance Corporation
--------------------------------------------------------------------------------
                           American Express Com-       32,513,162.50
                           pany
--------------------------------------------------------------------------------
                           Merrill Lynch and Com-      16,239,750.00
                           pany Incorporated
--------------------------------------------------------------------------------
                           Morgan Stanley Dean         19,463,850.00
                           Witter and Company
--------------------------------------------------------------------------------
                           State Street Bank and       32,123,125.00
                           Trust Company
--------------------------------------------------------------------------------
                           Sears Roebuck Accep-        41,701,000.00
                           tance Corporation
--------------------------------------------------------------------------------
Gold                       State Street Bank and        6,546,000.00
                           Trust Company
--------------------------------------------------------------------------------
Health Sciences            American Express Credit     26,649,000.00
                           Corporation
--------------------------------------------------------------------------------
                           Sears Roebuck Accep-        20,009,000.00
                           tance Corporation
--------------------------------------------------------------------------------
Leisure                    State Street Bank and       19,917,000.00
                           Trust Company
--------------------------------------------------------------------------------

Technology                 State Street Bank and        3,874,000.00
                           Trust Company
--------------------------------------------------------------------------------
                           American Express Credit     35,943,000.00
                           Corporation
--------------------------------------------------------------------------------
Utilities                  State Street Bnak and       16,189,000.00
                           Trust Company
--------------------------------------------------------------------------------


Neither INVESCO nor any affiliate of INVESCO receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between INVESCO or any person affiliated with INVESCO or the Funds and any broker or dealer that executes transactions for the Funds.


CAPITAL STOCK


The Company is authorized to issue up to one billion shares of common stock with a par value of $0.01 per share. As of JANUARY 31, 1999, the following shares of each Fund were outstanding:

     Energy Fund                             10,372,758
     Environmental Services Fund              1,808,749
     Financial Services Fund                 49,688,858
     Gold Fund                               51,293,035
     Health Sciences Fund                    26,703,005
     Leisure Fund                             8,920,468
     Technology Fund - Class I                5,567,969
     Technology Fund - Class II              33,346,438
     Utilities Fund                          11,865,814

All shares of each Fund, including the shares of each class of the Technology Fund, have equal rights as to voting, dividends and liquidation. All shares issued and outstanding are, and all shares offered hereby, when issued, will be, fully paid and nonassessable. The board of directors has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

Shares have no preemptive rights and are freely transferable on the books of each Fund.

All shares of the Company have equal voting rights based on one vote for each share owned. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of
Incorporation,   the  board  of  directors   will  call   special   meetings  of
shareholders.

Directors may be removed by action of the holders of a majority of the outstanding shares of the Company. The Funds will assist shareholders in communicating with other shareholders as required by the Investment Company Act of 1940.

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Company voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors.

TAX CONSEQUENCES OF OWNING SHARES OF THE FUND


Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund qualified as a regulated investment company in the fiscal year ended October 31, 1998, and intends to continue to qualify during its current fiscal year. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Funds' qualification as regulated investment companies, it is anticipated that none of the Funds will pay federal income or excise taxes and that all of the Funds will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that a Fund would ordinarily owe will be paid by its shareholders on a pro-rata basis. If a Fund does not distribute all of its net investment income or net capital gains, it will be subject to tax on the amount that is not distributed. If a Fund does not qualify as a regulated investment company, it will be subject to corporate tax on its net investment income and net capital gains at the corporate tax rates.


Dividends paid by a Fund from net investment income as well as distributions of net realized short-term capital gains and net realized gains from certain foreign currency transactions are taxable for federal income tax purposes as ordinary income to shareholders. After the end of each calendar year, the Funds send shareholders information regarding the amount and character of dividends paid in the year, including the dividends eligible for the dividends-received-deduction for corporations. Dividends eligible for the dividends-received-deduction will be limited to the aggregate amount of qualifying dividends that a Fund derives from its portfolio investments.

A Fund realizes a capital gain or loss when it sells a portfolio security for more or less than it paid for that security. Capital gains and losses are divided into short-term and long-term, depending on how long the Fund held the security which gave rise to the gain or loss. If the security was held one year or less, the gain or less is considered short-term, while holding a security for more than one year will generate a long-term gain or loss. A capital gain distribution consists of long-term capital gains which are taxed at the capital gains rate. Short-term capital gains are included with income from dividends and interest as ordinary income and are paid to shareholders as dividends. If total long-term gains on sales exceed total short-term losses, including any losses carried forward from previous years, a Fund will have a net capital gain.

Distributions by a Fund of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are, for federal income tax purposes, taxable to the shareholder as a long-term capital gain regardless of how long a shareholder has held shares of the particular Fund. Such distributions are not eligible for the dividends-received-deduction. After the end of each calendar year, the Funds send information to shareholders regarding the amount and character of distributions paid during the year.

All dividends and other distributions are taxable income to the shareholder, whether or not such dividends and distributions are reinvested in additional shares or paid in cash. If the net asset value of a Fund's shares should be reduced below a shareholder's cost as a result of a distribution, such distribution would be taxable to the shareholder although a portion would be a return of invested capital. The net asset value of shares of a Fund reflects accrued net investment income and undistributed realized capital and foreign currency gains; therefore, when a distribution is made, the net asset value is reduced by the amount of the distribution. If shares of a Fund are purchased shortly before a distribution, the full price for the shares will be paid and some portion of the price may then be returned to the shareholder as a taxable dividend or capital gain. However, the net asset value per share will be reduced by the amount of the distribution, which would reduce any gain (or increase any loss) for tax purposes on any subsequent redemption of shares.

If it invests in foreign securities, a Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications and makes the election to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

A Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive (i.e., interest) or (2) an average value of at least 50% of its assets produce, or are held for the production of, passive income. Each Fund intends to "mark to market" its stock in any PFIC. In this context, "marking to market" means including in ordinary income for each taxable year the excess, if any, of the fair market value of the PFIC stock over the Fund's adjusted basis in the PFIC stock as of the end of the year. In certain circumstances, a Fund will also be allowed to deduct from ordinary income the excess, if any, of its adjusted basis in PFIC stock over the fair market value of the PFIC stock as of the end of the year. The deduction will only be allowed to the extent of any PFIC mark-to-market gains recognized as ordinary income in prior years (for tax years beginning after December 31, 1997). A Fund's adjusted tax basis in each PFIC stock for which it makes this election will be adjusted to reflect the amount of income included or deduction taken under the election.

Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currencies that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders.

INVESCO may provide Fund shareholders with information concerning the average cost basis of their shares in order to help them prepare their tax returns. This information is intended as a convenience to shareholders, and will not be reported to the Internal Revenue Service (the "IRS"). The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The cost basis information provided by INVESCO will be computed using the single-category average cost method, although neither INVESCO nor the Funds recommend any particular method of determining cost basis. Other methods may result in different tax consequences. If you have reported gains or losses for a Fund in past years, you must continue to use the method previously used, unless you apply to the IRS for permission to change methods.

If you sell Fund shares at a loss after holding them for six months or less, your loss will be treated as long-term (instead of short-term) capital loss to the extent of any capital gain distributions that you may have received on those shares.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its net capital gain for the one-year period ending on October 31 of that year, plus certain other amounts.

You should consult your own tax adviser regarding specific questions as to federal, state and local taxes. Dividends and capital gain distributions will generally be subject to applicable state and local taxes. Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, for income tax purposes does not entail government supervision of management or investment policies.

PERFORMANCE

To keep shareholders and potential investors informed, INVESCO will occasionally advertise the Funds' total return for one-, five-, and ten-year periods (or since inception). Total return figures show the rate of return on a $10,000 investment in a Fund, assuming reinvestment of all dividends and capital gain distributions for the periods cited.

Cumulative  total return  shows the actual rate of return on an  investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in a Fund's investment results, because they do not show the interim variations in performance over the periods cited. More information about the Funds' recent and historical performance is con tained in the Company's Annual Report to Shareholders. You can get a free copy by calling or writing to INVESCO using the phone number or address on the back cover of the Funds' prospectus.

When we quote mutual fund rankings published by Lipper Inc., we may compare a Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare a Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.

Average annual total return performance for the one-, five-, and ten-year periods ended October 31, 1998 was:

Name of Fund                        1 Year              5 Year           10 Year
------------                        ------              ------           -------

Energy                             -28.51%              5.93%              5.70%
Environmental Services             -12.09%              9.86%              N/A
Financial Services                  11.76%              20.37%            23.46%
Gold                               -39.98%             -15.55%            -6.00%
Health Sciences                     28.58%              22.96%            23.42%
Leisure                             15.16%              10.49%            17.98%
Technology - Class II               -2.47%              16.10%            21.48%
Utilities                           23.44%              11.74%            13.49%

There is no stated average annual return performance for the Technology Fund Class I as it did not commence operations until December 14, 1998.

Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1 + T)exponent n = ERV

where:    P = a hypothetical initial payment of $10,000
          T = average annual total return
          n = number of years
          ERV = ending redeemable value of initial payment

The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period indicated.

In conjunction with performance reports, comparative data between a Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

In conjunction with performance reports and/or analyses of shareholder services for a Fund, comparative data between that Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, Standard & Poor's, Lipper, Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper; or (iii) by other recognized analytical services.
 The Lipper mutual fund rankings and comparisons which may be used by the Fund in performance reports will be drawn from the following Lipper Categories mutual fund grouping, in addition to the broad-based Lipper general fund groupings.

                                                 Lipper Mutual
          Fund                                   Fund Category
          ----                                   -------------

          Energy                                 Natural Resources
          Environmental Services                 Environmental
          Financial Services                     Financial Services
          Gold                                   Gold Oriented
          Health Sciences                        Health/Biotechnology
          Leisure                                Specialty/Miscellaneous
          Technology                             Science and Technology
          Utilities                              Utility

Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

     American Association of Individual Investors' Journal
     Banxquote
     Barron's
     Business Week
     CDA Investment Technologies
     CNBC
     CNN
     Consumer Digest
     Financial Times
     Financial World

     Forbes
     Fortune
     Ibbotson Associates, Inc.
     Institutional Investor
     Investment Company Data, Inc.
     Investor's Business Daily
     Kiplinger's Personal Finance
     Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis
     Money
     Morningstar
     Mutual Fund Forecaster
     No-Load Analyst
     No-Load Fund X
     Personal Investor
     Smart Money
     The New York Times
     The No-Load Fund Investor
     U.S. News and World Report
     United Mutual Fund Selector
     USA Today
     The Wall Street Journal
     Wiesenberger Investment Companies Services
     Working Woman
     Worth


Financial Statements

  The financial statements for the Company for the fiscal year ended Octoer 31, 1998, are incorporated herein by reference from the Company's Annual Report to Shareholders dated October 31, 1998.

APPENDIX A

DESCRIPTION OF FUTURES, OPTIONS AND FORWARD CONTRACTS

Options on Securities
---------------------

An option on a security provides the purchaser, or holder," with the right, but not the obligation, to purchase, in the case of a "call" option or sell, in the case of a "put" option, the security or securities underlying the option, for a fixed exercise price up to a stated expiration date. The holder pays a non-refundable purchase price for the option, known as the "premium." The maximum amount of risk the purchase of the option assumes is equal to the premium plus related transaction costs, although the entire amount may be lost The risk of the seller, or "writer," however, is potentially unlimited, unless the option is "covered," which is generally accomplished through the writer's segregation of an amount of cash or securities equal to the exercise price, in the case of a put option. If the writer's obligation is not so covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.

Upon exercise of the option, the holder is required to pay the purchase price of the underlying security, in the case of a call option, or to deliver the security in return for the purchase price, in the case of a put option. Conversely, the writer is required to deliver the security, in the case of a call option, or to purchase the security, in the case of a put option. Options on securities which have been purchased or written may be closed out prior to exercise or expiration by entering into an offsetting transaction on the exchange on which the initial position was established, subject to the availability of a liquid secondary market.

Options on securities are traded on national securities exchanges, such as the Chicago Board of Options Exchange and the New York Stock Exchange, which are regulated by the Securities and Exchange Commission. The Options Clearing Corporation guarantees the performance of each party to an exchange-traded option, by in effect taking the opposite side of each such option. A holder or writer may engage in transactions in exchange-traded options on securities and options on indices of securities only through a registered broker-dealer which is a member of the exchange on which the option is traded.

An option position in an exchange-traded option may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option at any particular time. In such event it might not be possible to effect closing transactions in a particular option with the result that the Fund would have to exercise the option in order to realize any profit. This would result in the Fund's incurring brokerage commissions upon the disposition of underlying securities acquired through the exercise of a call option or upon the pur chase of underlying securities upon the exercise of a put option. If the Fund as covered call option writer is unable to effect a closing purchase transaction in a secondary market, unless the Fund is required to deliver the securities pursuant to the assignment of an exercise note, it will not be able to sell the underlying security until the option expires.

Reasons for the potential absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchange could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or particular class or series of options) in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange which had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at a particular time, render certain of the facilities of any of the clearing corporations inadequate and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders. However, the Options Clearing Corporation, based on forecasts provided by the U.S. exchanges, believe that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and such exchanges have advised such clearing corporation that they believe their facilities will also be adequate to handle reasonable anticipated volume.

In addition, options on securities may be traded over-the-counter through financial institutions dealing in such options as well as the underlying instruments. OTC options are purchased from or sole (written) to dealers or financial institutions which have enters into direct agreements with a Fund. With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between a Fund and the transacting dealer, without the intermediation of a third party such as the OCC. If the transacting dealer fails to make or take delivery of the securities underlying an option it has written, in accordance with the terms of that option as written, the Fund would lose the premium paid for the option as well as any anticipated benefit of the transaction. A Fund will engage OTC option transactions only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York.

Futures Contracts
-----------------

A Futures Contract is a bilateral  agreement providing for the purchase and sale of a  specified  type and  amount  of a  financial  instrument  or  foreign currency, or for the making and acceptance of a cash settlement, at a stated time in the future, for a fixed price. By its terms, a Futures Contract provides for a specified settlement date on which, in the case of the majority of interest rate and foreign currency futures contracts, the fixed income securities or currency underlying the contract are delivered by the seller and paid for by the purchaser, or on which, in the case of stock index futures contracts and certain interest rate and foreign currency futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures Contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, Futures Contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

The purchase or sale of a Futures Contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or receive. Instead, an amount of cash or cash equivalent, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin." Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures Contract fluctuates, making positions in the Futures Contract more or less valuable, a process known as "marking to the market."

A Futures Contract may be purchased or sold only on an exchange, known as a "contract market," designated by the Commodity Futures Trading Commission for the trading of such contract, and only through a registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction. The contract market clearing house guarantees the performance of each party to a Futures Contract, by in effect taking the opposite side of such Contract. At any time prior to the expiration of a Futures Contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. At that time, a final determination of variation margin is made and any loss experienced by the trader is required to be paid to the contract market clearing house while any profit due to the trader must be delivered to it.

Interest rate futures contracts currently are traded on a variety of fixed income securities, including long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association modified pass-through mortgage-backed securities, U.S. Treasury Bills, bank certificates of deposit and commercial paper. In addition, interest rate futures contracts include contracts on indices of municipal securities. Foreign currency futures contracts currently are traded on the British pound, Canadian dollar, Japanese yen, Swiss franc, German mark and on Eurodollar deposits.

Options on Futures Contracts
----------------------------

An Option on a Futures Contract provides the holder with the right to enter into a "long" position in the underlying Futures Contract, in the case of a call option, or a "short" position in the underlying Futures Contract, in the case of a put option, at a fixed exercise price to a stated expiration date. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position, int he case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of Futures Contracts, such as payment of variation margin deposits. In addition, the writer of an Option on a Futures Contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

A position in an Option on a Futures Contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

An option, whether based on a Futures Contract, a stock index or a security, becomes worthless to the holder when it expires. Upon exercise of an option, the exchange or contract market clearing house assigns exercise notices on a random basis to those of its members which have written options of the same series and with the same expiration date. A brokerage firm receiving such notices then assigns them on a random basis to those of its customers which have written options of the same series and expiration ate. A writer therefore has no control over whether an option will be exercised against it, nor over the time of such exercise.

                          PART C.    OTHER INFORMATION

Item 23.  Exhibits

            (a) Articles of Restatement of the Articles of Incorporation filed
                November 24, 1989.(1)

                (i) Articles Supplementary to the Fund's Articles of Incorpor-ation filed December 26, 1990.(1)

                (ii) Articles of Amendment of the Articles of Incorporation filed December 2, 1994.(1)

                (iii) Articles of Amendment of the Articles of Incorporation
                      filed October 29, 1998.(3)

                (iv) Articles Supplementary to Articles of Incorporation filed December 29, 1998.(3)

                (v) Articles Supplementary to Articles of Incorporation filed December 29, 1998.

            (b) Bylaws as of July 21, 1993.(1)

            (c) Not applicable.

            (d) Investment Advisory Agreement dated February 28, 1997.(2)

            (e) General Distribution Agreement dated February 28, 1997.(2)

            (f) (i) Defined Benefit Deferred Compensation Plan for Non-Interested Directors and Trustees.(1)

                (ii) Amended Defined Benefit Deferred Compensation Plan for Non-Interested Directors and Trustees.

            (g) Custody Agreement between Registrant and State Street Bank and
                Trust Company dated 1993.(2)

                (i)   Amendment to Custody Agreement dated October 25, 1995.(2)

                (ii)  Data Access Services Addendum.(2)

            (h) (i)   Transfer Agency Agreement dated February 28, 1997.(2)

                (ii) Administrative Services Agreement between the Fund and INVESCO Funds Group, Inc. dated February 28, 1997.(2)

            (i) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable.(2)

            (j) Consent of Independent Accountants.

            (k) Not applicable.

            (l) Not applicable.

            (m) (i) Plan and Agreement of Distribution dated November 1, 1997 adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.(2)

                (ii) Amended Plan and Agreement of Distribution dated December 1, 1997.(2)

            (n) (i) Financial Data Schedule for the year ended October 31, 1998 for the Energy Fund.

                (ii) Financial Data Schedule for the year ended October 31, 1998 for the Environmental Services Fund.

                (iii) Financial Data Schedule for the year ended October 31,
                      1998 for the Financial Services Fund.

                 (iv) Financial Data Schedule for the year ended October 31,
                      1998 for the Gold Fund.

                 (v) Financial Data Schedule for the year ended October 31, 1998 for the Health Sciences Fund.

                 (vi) Financial Data Schedule for the year ended October 31,
                      1998 for the Leisure Fund.

                 (vii)Financial Data Schedule for the year ended October 31,
                      1998 for the Technology Fund - Class II.

                 (viii)Financial Data Schedule for the year ended October 31,
                      1998 for the Utilities Fund.

            (o) Plan Pursuant to Rule 18f-3 under the Investment Company Act of
                1940 by the Registrant adopted by the Board of Directors October 11, 1998.(3)

(1) Previously filed on EDGAR with Post-Effective Amendment No. 20 to the Registration Statement on December 30, 1996, and incorporated by reference herein.

(2) Previously filed on EDGAR with Post-Effective Amendment No. 21 to the Registration Statement on December 24, 1997 and incorporated by reference herein.

(3) Previously filed on EDGAR with Post-Effective Amendment No. 22 to the Registration Statement on December 30, 1998 and incorporated by reference herein.

Item 24.  Persons Controlled by or Under Common Control with the Fund


No person is presently controlled by or under common control with the Fund.

ITEM 25.   INDEMNIFICATION

Indemnification provisions for officers, directors and employees of Registrant are set forth in Article X of the Amended Bylaws and Article Seventh (3) of the Articles of Restatement of the Articles of Incorporation, and are hereby incorporated by reference. See Item 24(b)(1) and (2) above. Under these Articles, directors and officers will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, Fund directors and officers cannot be protected against liability to the Fund or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. The Fund also maintains liability insurance policies covering its directors and officers.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

See "The Fund and Its Management" in the Fund's Prospectus and in the Statement of Additional Information for information regarding the business of the investment adviser, INVESCO.

Following are the names and principal occupations of each director and officer of the investment adviser, INVESCO. Certain of these persons hold positions with IDI, a subsidiary of INVESCO, and, during the past two fiscal years, have held positions with Institutional Trust Company d.b.a. INVESCO Trust Company, an affiliate of INVESCO.



                               Position with            Principal Occupation and
      Name                        Adviser                 Company Affiliation
 ------------------------------------------------------------------------------------------
 Mark H. Williamson      Chairman, Director        President & Chief Executive Officer
                         and Officer               INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO 80237
 ------------------------------------------------------------------------------------------
 William J. Galvin, Jr.  Officer                   Senior Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO 80237
 ------------------------------------------------------------------------------------------
 Ronald L. Grooms        Officer                   Senior Vice President & Treasurer
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Richard W. Healey       Officer                   Senior Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Charles P. Mayer        Officer & Director        Senior Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------

 Timothy J. Miller       Officer                   Senior Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Donovan J. (Jerry)      Officer                   Senior Vice President
 Paul                                              INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Glen A. Payne           Officer                   Senior Vice President, Secretary & General
                                                   Counsel
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 John R. Schroer, II     Officer                   Senior Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Marie E. Aro            Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Ingeborg S. Cosby       Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Stacie Cowell           Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Dawn Daggy-Mangerson    Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Elroy E. Frye, Jr.      Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Linda J. Gieger         Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Mark D. Greenberg       Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------

 Brian B. Hayward        Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Richard R. Hinderlie    Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Thomas M. Hurley        Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Patricia F. Johnston    Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Peter M. Lovell         Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 James F. Lummanick      Officer                   Vice President & Assistant General Counsel
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Thomas A. Mantone, Jr.  Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Trent E. May            Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Frederick R. (Fritz)    Officer                   Vice President
 Meyer                                             INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Stephen A.  Moran       Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO 80237
 ------------------------------------------------------------------------------------------
 Jeffrey G. Morris       Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------

 Laura M. Parsons        Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Jon B. Pauley           Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Pamela J. Piro          Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Gary L. Rulh            Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 John S. Segner          Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Terri B. Smith          Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Tane T. Tyler           Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO 80237
 ------------------------------------------------------------------------------------------
 Thomas A. Wald          Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO 80237
 ------------------------------------------------------------------------------------------
 Alan I. Watson          Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Judy P. Wiese           Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Ronald C. Lively        Officer                   Senior Regional Vice President
                                                   INVESCO Funds Group, Inc.
                                                   17406 Brown Road
                                                   Odessa, FL 33556
 ------------------------------------------------------------------------------------------

 Scott E. Stapley        Officer                   Senior Regional Vice President
                                                   INVESCO Funds Group, Inc.
                                                   1615 Arch Bay Drive
                                                   Newport Beach, CA 92660
 ------------------------------------------------------------------------------------------
 Thomas H. Scanlan       Officer                   Regional Vice President
                                                   INVESCO Funds Group, Inc.
                                                   12028 Edgepark Court
                                                   Potomac, MD 20854
 ------------------------------------------------------------------------------------------
 Reagan A. Shopp         Officer                   Regional Vice President
                                                   INVESCO Funds Group, Inc.
                                                   12028 Edgepark Court
                                                   Potomac, MD 20854
 ------------------------------------------------------------------------------------------
 Michael D. Legoski      Officer                   Assistant Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO 80237
 ------------------------------------------------------------------------------------------
 Donald R. Paddack       Officer                   Assistant Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO 80237
 ------------------------------------------------------------------------------------------
 Kent T. Schmeckpeper    Officer                   Assistant Vice President
                                                   Account Relationship Manager
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO 80237
 ------------------------------------------------------------------------------------------
 Jeraldine E. Kraus      Officer                   Assistant Secretary
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO 80237
 ------------------------------------------------------------------------------------------

Item 27.  PRINCIPAL UNDERWRITERS
          INVESCO Bond Funds, Inc.
          INVESCO Combination Stock & Bond Funds, Inc.
          INVESCO Diversified Funds, Inc.
          INVESCO Emerging Opportunity Funds, Inc.
          INVESCO Growth Funds, Inc.
          INVESCO Industrial Income Funds, Inc.
          INVESCO International Funds, Inc.
          INVESCO Money Market Funds, Inc.
          INVESCO Sector Funds, Inc.
          INVESCO Specialty Funds, Inc.
          INVESCO Stock Funds, Inc.
          INVESCO Tax-Free Income Funds, Inc.
          INVESCO Value Trust
          INVESCO Variable Investment Funds, Inc.

            (b)

Positions and                                               Positions and
Name and Principal              Offices with                 Offices with
Business Address                Underwriter                    the Fund
------------------              -------------               -----------

William J. Galvin, Jr.          Sr. Vice                    Assistant
7800 E. Union Avenue            President &                 Secretary
Denver, CO  80237               Assistant
                                Secretary

Ronald L. Grooms                Sr. Vice                    Treasurer,
7800 E. Union Avenue            President                   Chief Fin'l
Denver, CO  80237               & Treasurer                 Officer, and
Chief Acctg.
Off.

Richard W. Healey               Sr. Vice
7800 E. Union Avenue            President
Denver, CO  80237

Charles P. Mayer                Director
7800 E. Union Avenue
Denver, CO 80237

Glen A. Payne                   Senior Vice                 Secretary
7800 E. Union Avenue            President,
Denver, CO 80237                Secretary &
                                General Counsel

Judy P. Wiese                   Vice President              Asst. Treas.
7800 E. Union Avenue            & Assistant
Denver, CO  80237               Treasurer

Mark H. Williamson              Chairman of the             President,
7800 E. Union Avenue            Board, President,          CEO & Director
Denver, CO 80237                CEO & Director


            (c)     Not applicable.

Item 28.    Location of Accounts and Records
            --------------------------------

            Mark H. Williamson
            7800 E. Union Avenue
            Denver, CO  80237

Item 29.    Management Services
            -------------------

            Not applicable.

Item 30.    Undertakings
            ------------

            Not applicable

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the 1st day of March, 1999.

ATTEST:                               INVESCO Sector Funds, Inc.

/s/ Glen A. Payne                     /s/ Mark H. Williamson
-------------------------             -------------------------------------
Glen A. Payne, Secretary              Mark H. Williamson, President


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Mark H. Williamson                 /s/ Lawrence H. Budner
-------------------------------       ------------------------------------
Mark H. Williamson, President         Lawrence H. Budner, Director
and Director (CEO)

/s/ Ronald L. Grooms                   /s/ John W. McIntyre
-------------------------------       ------------------------------------
Ronald L. Grooms, Treasurer           John W. McIntyre, Director
(Chief Financial and Accounting
Officer

/s/ Victor L. Andrews                  /s/ Fred A. Deering
-------------------------------       ------------------------------------
Victor L. Andrews, Director           Fred A. Deering, Director


/s/ Bob R. Baker                      /s/ Larry Soll
-------------------------------       ------------------------------------
Bob R. Baker, Director                Larry Soll, Director


/s/ Charles W. Brady                  /s/ Kenneth T. King
-------------------------------       ------------------------------------
Charles W. Brady, Director            Kenneth T. King, Director

/s/ Wendy L. Gramm
------------------------------
Wendy L. Gramm, Director


By*_____________________________      By*  /s/ Glen A. Payne
                                           ___________________________________
Edward F. O'Keefe                          Glen A. Payne
Attorney in Fact                           Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on July 20, 1989, January 9, 1990, May 22, 1992, September 1, 1993, December 1,
1993, December 21, 1995, December 30, 1996 and December 24, 1997.

                                 Exhibit Index

                                    Page in
Exhibit Number                      Registration Statement
--------------                      ----------------------

a(v)                                     131
f(ii)                                   133
j                                       138
n(i)                                    139
n(ii)                                   140
n(iii)                                  141
n(iv)                                   142
n(v)                                    143
n(vi)                                   144
n(vii)                                  145
n(viii)                                 146